As filed with the Securities and Exchange	Registration No. 333-167182
Commission on June 24, 2016	Registration No. 811-02512

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 12                                                                  [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                                                                                              [X]

(Check appropriate box or boxes.)

Variable Annuity Account B
(Exact Name of Registrant)

of

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

(Name of Depositor)

One Orange Way

Windsor, Connecticut 06095-4774

(860) 580-4646

(Address and Telephone Number of Depositor’s Principal Office)

J. Neil McMurdie, Senior Counsel

One Orange Way, C2N

Windsor, CT 06095

860-580-2824

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ X ]        immediately upon filing pursuant to paragraph (b) of Rule 485

[   ]          on _________, pursuant to paragraph (b) of Rule 485

[   ]          60 days after filing pursuant to paragraph (a)(1) of Rule 485

[   ]          on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[   ]          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Deferred Combination Variable and Fixed Annuity Contracts

PART A

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Variable Annuity Account B

June 24, 2016 Prospectus

for the

Voya express Retirement Variable Annuity

The contract described in this prospectus is a single premium deferred individual variable annuity contract (the “contract”) issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”).  It is intended to be used by retirement plan participants who want to roll over their interest in the employer sponsored retirement plan group variable annuity with a similar minimum guaranteed withdrawal benefit (the “Group Contract”) into either a traditional Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the “Tax Code”) a Roth IRA under Tax Code Section 408A.

Why Reading this Prospectus is Important.  This prospectus sets forth the information you ought to know before investing.  You should read it carefully and keep it for future reference.

Investment Options.  The contract currently offers one investment option after the Right to Examine Period.  This option is a Sub-account of Variable Annuity Account B (the “Separate Account”), which invests in the Voya Retirement Moderate Portfolio.  Unless required otherwise by state law, Premium will be allocated to the Sub-account that invests in the Voya Government Money Market Portfolio during the Right to Examine Period.  See page 9.

Right to Examine Period.  You may return the contract within 15 days of its receipt (or longer as required by state law).  If so returned, unless otherwise required by law in the state in which the contract was issued, we will promptly pay you the Accumulation Value plus any charges that we may have deducted.  Where applicable, this amount may be more or less than the Premium paid, depending on the investment results of the Sub-account.  See page 30.

How to Reach Us.  To reach Customer Service –

•         Call:  1-888-854-5950

•         Write:  P.O. Box 10450, Des Moines, Iowa 50306-0450

•         Visit:  www.voya.com.

Getting Additional Information.  You may obtain the May 1, 2016, Statement of Additional Information (“SAI”) for the contract without charge by contacting Customer Service at the telephone number and address shown above.  The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 43.  You may also obtain a prospectus or SAI for any of the Funds without charge in the same way.  This prospectus, the SAI and other information about the Separate Account may be obtained without charge by accessing the Securities and Exchange Commission (“SEC”) website, www.sec.gov.   The SEC maintains a web site (www.sec.gov) that contains the SAI, material incorporated by reference, and other information about us, which we file electronically.  The reference number assigned to the contract is 333-167182.  If you received a summary prospectus for an underlying Fund available through the contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

The contract described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the Federal Deposit Insurance Corporation (“FDIC”). The contract is subject to investment risk, including the possible loss of the principal amount invested.

We may pay compensation to broker/dealers whose registered representatives sell the contract.  See page 31.

1

Contents

Glossary__________________________________ 3

Synopsis – The Contract______________________ 5

Synopsis – Fees and Expenses__________________ 7

Condensed Financial Information______________ 8

  Financial Statements________________________ 8

Voya Retirement Insurance and Annuity Company_ 8

  Organization and Operation__________________ 8

Variable Annuity Account B and its Sub-accounts__ 9

  Organization and Operation__________________ 9

  Sub-accounts______________________________ 9

  Changes to a Sub-account and/or
    Variable Annuity Account B________________ 10

  Voting Rights_____________________________ 11

Fees and Expenses__________________________ 11

  Premium Tax____________________________ 11

  Excess Transfer Charge____________________ 11

  Annual Administrative Charge_______________ 11

  Mortality and Expense Risk Charge___________ 12

  MGWB Charge___________________________ 12

  Underlying Fund Expenses__________________ 12

Revenue from the Funds_____________________ 12

The Contract______________________________ 13

  Owner__________________________________ 13

  Annuitant________________________________ 13

  Beneficiary______________________________ 13

  Change of Owner or Beneficiary_____________ 14

  Availability of the Contract_________________ 14

  Contract Purchase Requirements_____________ 15

  Crediting of the Premium Payment___________ 15

  Accumulation Value_______________________ 15

Minimum Guaranteed Withdrawal Benefit______ 16

  Highlights_______________________________ 16

  MGWB Base_____________________________ 16

  Withdrawals and Excess Withdrawals_________ 16

  Ratchets_________________________________ 18

  Lifetime Withdrawal Phase_________________ 18

  Maximum Annual Withdrawal (“MAW”)______ 18

  Required Minimum Distributions_____________ 20

  Lifetime Automatic Periodic Benefit Status_____ 21

  Death of the Annuitant and Spousal Continuation
    of the MGWB___________________________ 22

  Other Events that Terminate the MGWB_______ 22

Surrender and Withdrawals__________________ 22

  Cash Surrender Value______________________ 22

  Withdrawals_____________________________ 23

  Regular Withdrawals______________________ 23

  Systematic Withdrawals____________________ 23

  Withdrawals from Individual Retirement Annuities 24

Sub-account Transfers____________________________ 24

Death Benefit___________________________________ 25

  Spousal Beneficiary Contract Continuation___________ 25

  Payment of the Proceeds to a Spousal or
    Non-spousal Beneficiary_________________________ 26

  Death Benefit Once Annuity Payments Have Begun____ 26

Annuity Plans and Annuity Payments________________ 26

  Annuity Payments_______________________________ 26

  Annuity Commencement Date_____________________ 26

  The Annuity Plans_______________________________ 27

  Death of the Annuitant___________________________ 29

Other Important Information______________________ 29

  Reports to Contract Owners_______________________ 29

  Suspension of Payments__________________________ 29

  Misstatement Made by Owner in Connection with
    Purchase of the Contract_________________________ 30

  Assignment____________________________________ 30

  Contract Changes_______________________________ 30

  Right to Examine and Return the Contract___________ 30

  Non-Waiver___________________________________ 30

  Special Arrangements____________________________ 30

  Administrative Procedures________________________ 31

  Other Contracts________________________________ 31

  Selling the Contract_____________________________ 31

  Anti-Money Laundering__________________________ 32

  Unclaimed Property_____________________________ 33

  Cyber Security_________________________________ 33

  State Regulation________________________________ 33

  Legal Proceedings______________________________ 33

Federal Tax Considerations________________________ 34

  Introduction___________________________________ 34

  Taxation of Qualified Contracts___________________ 34

  Eligible Retirement Plans Programs________________ 34

  Taxation______________________________________ 35

  Contributions__________________________________ 36

  Distributions – General___________________________ 36

  Lifetime Required Minimum Distributions
    (IRAs Only)___________________________________ 37

  Required Distributions Upon Death (IRAs and
    Roth IRAs Only)_______________________________ 37

  Tax Consequences of Living Benefits________________ 38

  Withholding___________________________________ 38

  Assignment and Other Transfers___________________ 38

  Same-Sex Marriages_____________________________ 38

  Possible Changes in Taxation______________________ 38

  Taxation of Company____________________________ 39

Appendix I_____________________________________ 40

Statement of Additional Information_________________ 43

2

Glossary

This glossary defines some of the important terms used throughout this prospectus that have special meaning.  The page references are to sections of the prospectus where more information can be found.

Accumulation Value – The sum of the value of your investment in each available Sub-account.   See page 1 5.

Annuitant – The individual upon whose life the Minimum Guaranteed Withdrawal Benefits, Death Benefit and Annuity Payments are based.  See page 13.

Annuity Commencement Date – The date on which Annuity Payments commence.  See page 26.

Annuity Payments – Periodic Annuity Plan payments made by us to you or, subject to our consent, to a payee designated by you.  See page 26.

Annuity Plan – An option elected by you, or the contractually designated default option if none is elected, that determines the frequency, duration and amount of Annuity Payments.  See page 27.

Beneficiary – The individual or entity you select to receive the Death Benefit.  See page 13.

Business Day –Any day that the New York Stock Exchange (“NYSE”) is open for trading, exclusive of federal holidays, or any day the SEC requires that mutual funds be valued.

Cash Surrender Value – The amount you receive upon Surrender of the contract, which equals the Accumulation Value minus any applicable charges.  See page 22.

Contract Anniversary – The same day and month each year as the Contract Date.  If the Contract Date is February 29th, in non-leap years, the Contract Anniversary shall be March 1st.

Contract Date – The date on which the contract is issued.

Contract Year – The period beginning on a Contract Anniversary (or, in the first Contract Year only, beginning on the Contract Date) and ending on the day preceding the next Contract Anniversary.

Death Benefit – The amount payable to the Beneficiary upon death of the Annuitant (1) prior to the Annuity Commencement Date and before the contract enters Lifetime Automatic Periodic Benefit Status, or (2) while the Table 2 Annuity Plan is in effect and before the contract enters Lifetime Automatic Periodic Benefit Status.  See page 2 5.

Excess Transfer – If more than one Sub-account is available for investment at any one time, any transfer between available Sub-accounts after 12 transfers have occurred within any Contract Year.

Excess Transfer Charge – The charge we may access on each Excess Transfer.  See page 11.

Excess Withdrawal – Any Withdrawal taken before commencement of the Lifetime Withdrawal Phase or any Withdrawal in a Contract Year on or after the Lifetime Withdrawal Phase has begun that exceeds the then current Maximum Annual Withdrawal (MAW).  See page 16.

Fund – The mutual fund in which a Sub-account invests.  See page 9.

General Account – An account that holds the assets that support our general insurance, annuity and corporate obligations.  All guarantees and benefits provided under the contract that are not related to the Separate Account are subject to the claims of our creditors and the claims paying ability of the Company and our General Account.

Joint and Survivor MGWB – The Minimum Guaranteed Withdrawal Benefit payable for the life of the Annuitant and the life of the Annuitant’s spouse (as defined under federal law).

Lifetime Automatic Periodic Benefit Status – A period during which we will pay you MGWB Periodic Payments.  See page 21.

Lifetime Withdrawal Eligibility Age – Age 62.  The age of the Annuitant on or after which you may begin the Lifetime Withdrawal Phase.  See page 18.

Lifetime Withdrawal Phase – The period under the Minimum Guaranteed Withdrawal Benefit during which the Maximum Annual Withdrawal is calculated and available for Withdrawal (see pages 16 and 18).  The Lifetime Withdrawal Phase begins on the date of the first Withdrawal on or after the date the Annuitant reaches age 62, the Lifetime Withdrawal Eligibility Age.  See page 18.

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Maximum Annual Withdrawal or “MAW” – Based on the Annuitant’s age, the maximum amount available for Withdrawal from the contract under the Minimum Guaranteed Withdrawal Benefit in any Contract Year without reducing the MGWB Base in future Contract Years.  See page 18.

MGWB Base – The factor that is used to calculate the MAW and the charge for the Minimum Guaranteed Withdrawal Benefit.  The MGWB Base on the Contract Date will equal the Annuitant’s MGWB Base under the Group Contract that is rolled over into the contract.  The MGWB Base has no cash value.  See page 16.

MGWB Charge – The charge deducted from the Accumulation Value for the MGWB.  See page 12.

MGWB Periodic Payments – The payments that occur after the contract enters the Lifetime Automatic Periodic Benefit Status.  See page 21.

Minimum Guaranteed Withdrawal Benefit or MGWB – The benefit available after the Annuitant reaches the Lifetime Withdrawal Eligibility Age that guarantees that the Annuitant (and the Annuitant’s spouse if a joint and Survivor MGWB has been elected) will have a pre-determined amount, the MAW, available for Withdrawals from the contract each Contract Year, even if the Accumulation Value is reduced to zero (other than by Excess Withdrawal or Surrender).  See page 16.

Net Return Factor – The value that reflects: (1) the investment experience of a Fund in which a Sub-account invests; and (2) the charges assessed against that Sub-account during a Valuation Period.  See page 15.

Notice to Us – Notice made in a form that: (1) is approved by or is acceptable to us; (2) has the information and any documentation we determine in our discretion to be necessary to take the action requested or exercise the right specified; and (3) is received by us at Customer Service at the address specified on page 1.  Under certain circumstances, we may permit you to provide Notice to Us by telephone or electronically.

Notice to You – Written notification mailed to your last known address.  A different means of notification may also be used if you and we mutually agree.  When action is required by you, the time frame and manner for response will be specified in the notice.

Owner – The individual (or entity) that is entitled to exercise the rights incident to ownership.  The terms “you” or “your,” when used in this prospectus, refer to the Owner. See page 13.

Premium – The single payment made by you to us to put the contract into effect.  See page 15.

Proof of Death – The documentation we deem necessary to establish death, including, but not limited to: (1) a certified copy of a death certificate; (2) a certified copy of a statement of death from the attending physician; (3) a finding of a court of competent jurisdiction as to the cause of death; or (4) any other proof we deem in our discretion to be satisfactory to us.  See page 25.

Ratchet – An increase to the MGWB Base equal to the amount by which the Accumulation Value on the applicable Ratchet Date is greater than the MGWB Base on such Ratchet Date.  See page 18.

Ratchet Date – The applicable date on which the Ratchet is to occur.  See page 18.

Right to Examine Period – The period of time during which you have the right to return the contract for any reason, or no reason at all, and receive the amount described in the Right to Examine and Return the Contract section of this prospectus.  See page 30. Exercise of the Right to Examine will result in termination of the contract, including the MGWB.

Separate Account – Variable Annuity Account B.  The Separate Account is a segregated asset account that supports variable annuity contracts.  The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 and it also meets the definition of “separate account” under the federal securities laws.

Specially Designated Sub-account – A Sub-account that is used as a “holding” account or for administrative purposes.  The Specially Designated Sub-account is designated by us and is currently the Voya Government Money Market Portfolio.

Sub-account – A division of the Separate Account that invests in a Fund.

Surrender – A transaction in which the entire Cash Surrender Value is taken from the contract.  See page 22.

Valuation Period – The time from the close of regular trading on the NYSE on one Business Day to the close of regular trading on the next succeeding Business Day.

Withdrawal – A transaction in which only a portion of the Cash Surrender Value is taken from the contract.  Annuity Payments under the Table 2 Annuity Plan are treated as Withdrawals, as are required minimum distributions made in accordance with the requirements of Section 408(b)(3) or 408(a)(6) of the Tax Code and the Treasury regulations thereunder.  See pages 23 and 27.

4

Synopsis – The Contract

This synopsis reviews some important things that you should know about the contract.  We urge you to read the entire prospectus for complete details.  This Synopsis is designed only as a guide.  Certain features and benefits may vary depending on the state in which your contract is issued.

The contract is a single premium deferred individual variable annuity with a Minimum Guaranteed Withdrawal Benefit.  The contract will be used as a rollover vehicle for interests in an employer sponsored retirement plan group variable annuity contract, also issued by the Company and which also offers a similar minimum guaranteed withdrawal benefit (hereinafter referred to as the “Group Contract”).  As a rollover vehicle, the single premium will equal the individual account value rolled from the retirement plan Group Contract and the Maximum Annual Withdrawal Percentage and the MGWB Base will also be equal to the same amounts in the retirement plan Group Contract.  The contract will be issued as either a traditional Individual Retirement Annuity (“IRA”) or as a Roth IRA, depending on the type of account being rolled into the contract from the employer sponsored retirement plan Group Contract.

There is no minimum Premium amount, however, the minimum MGWB Base that may be rolled over into the contract is $5,000.  No additional premiums are allowed after acceptance of the single Premium.

You can use the contract to preserve the MGWB and other accrued benefits from the retirement plan Group Contract following a distributable event (e.g. retirement, severance from employment, disability and death) under the Annuitant’s employer sponsored retirement plan.  The contract is not meant to be used to meet short-term financial goals and you should roll over your interest in the Group Contract only if the contract’s MGWB, and other features and benefits are suitable for you.  Do not roll over your interest in the Group Contract if you do not need the retirement income for life offered by the MGWB.  When considering an investment in the contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.  See page 14.

THE CONTRACT

How does the contract work?

The contract is between you and us.  You pay premium into your contract, which premium is rolled over from your retirement plan’s Group Contract, and we agree to make payments to you, starting upon election of MAW payments under the MGWB or when you elect to begin receiving Annuity Payments.

The contract has an accumulation phase and an income phase.

During the accumulation phase, your contract’s value, which we refer to as the Accumulation Value can increase or decrease, based upon the performance of the underlying investment option(s) to which your Accumulation Value is allocated.  Currently, unless otherwise required by state law, your Premium is allocated to the Voya Government Money Market Portfolio during the Right to Examine Period and then automatically reallocated to the Voya Retirement Moderate Portfolio.  Different investment options may be available in the future.  See page 9.

Because earnings under the contract are tax-deferred, you do not pay taxes on the earnings until the money is paid to you because of a Withdrawal (including Withdrawals under the MGWB), Annuity Payments or Surrender.  Special rules apply to taxation of amounts invested in a Roth IRA.  See page 34.

During the income phase, we begin to pay money to you.  The income phase begins upon election of MAW payments under the MGWB or when you elect to begin receiving Annuity Payments.

The contract includes a minimum guaranteed withdrawal benefit, or MGWB, which generally provides, subject to certain restrictions and limitations, that we will guarantee MAW payments for the lifetime of the Annuitant in the case of a single life MGWB or for the life of the Annuitant and the Annuitant’s spouse in the case of a Joint and Survivor MGWB, even if these withdrawals deplete your Accumulation Value to zero.  It is important to note that Excess Withdrawals (as described more fully on page 16) will decrease the value of the MGWB and may, if applicable, result in the loss of the MGWB.  This is more likely to occur if such withdrawals are made during periods of negative market activity.  For more information about the MGWB, and how withdrawals can affect this benefit, see page 16.  While you are receiving MAW payments, your Accumulation Value can increase or decrease, based upon the performance of the underlying Fund(s) in which your Accumulation Value is allocated.

5

If you elect to begin receiving Annuity Payments instead of MAW payments, we use Accumulation Value of your contract to determine the amount of income you receive.  Depending on the Annuity Plan you choose, you can receive payouts for life or for a specific period of time.  You select the date the payouts start, which we refer to as the Annuity Commencement Date, and how often you receive them. See page 26 for more information about Annuity Payments and Annuity Plans available to you.

What happens if I die?

The contract has a death benefit that pays money to your Beneficiary if the Annuitant dies. The death benefit is equal to the Accumulation Value. For more information about the death benefit, see page 25.

FEES AND EXPENSES

What fees and/or charges do you deduct from my contract?

You will pay certain fees and charges while you own the contract, and these fees and charges will be deducted from your Accumulation Value.  The amount of the fees and charges depend on your Accumulation Value (for the Mortality and Expense Risk Charge), your MGWB Base (for the MGWB Charge) and each underlying Fund’s fees and charges.  For specific information about these fees and charges, see page 7.

TAXES

How will payouts and withdrawals from my contract be taxed?

The contract is tax-deferred, which means you do not pay taxes on the contract’s earnings until the money is paid to you. When you make a withdrawal (including MGWB withdrawals), you pay ordinary income tax on the accumulated earnings. Annuity Plan payments are taxed as annuity payments, which generally means that only a portion of each payment is taxed as ordinary income.  You may pay a federal income tax penalty on earnings you withdraw before age 59½.  See page 36 for more information.  Your contract may also be subject to a premium tax, which depends on your state of residency. See page 11 for more information.

Does buying an annuity contract in a retirement plan provide extra tax benefits?

No. Buying an annuity contract within an IRA or other tax-deferred retirement plan doesn’t give you any extra tax benefits, because amounts contributed to such plans are already tax-deferred. Choose to purchase the contract based on its other features and benefits as well as its risks and costs, not its tax benefits.

OTHER INFORMATION

 Order Processing: In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected.  Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

What else do I need to know?

We may change your contract from time to time to follow federal or state laws and regulations. If we do, we will provide Notice to You of such changes in writing.

Compensation: We may pay the broker-dealer for selling the contract to you. Your broker-dealer also may have certain revenue sharing arrangements or pay its personnel more for selling the contract than for selling other annuity contracts. See page 31 for more information.

Right to Examine the Contract: You may cancel the contract by returning it within 15 days of receiving it (or a longer period if required by state law). See page 30 for more information.

State Variations: Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum Premium and MGWB Base amounts, investment options, issue age limitations, Right to Examine rights, annuity payment options, ownership and interests in the contract and assignment privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact Customer Service.

6

Synopsis – Fees and Expenses

The following tables describe the fees and charges that you will pay when buying, owning, and Surrendering the contract.

Maximum Transaction Charges

This item shows the maximum transactional fees and charges that you will pay if more than one Sub-account is available at any time and you transfer Accumulation Value between Sub-accounts.  Premium taxes ranging from 0.0% to 3.5% may also be deducted.

Excess Transfer Charge1                                                                               $50

Maximum Periodic Fees and Charges

This item describes the maximum recurring fees and charges that you will pay periodically during the time that you own the contract, not including underlying Fund fees and expenses.

Maximum Annual Administrative Charge2                              $80

Separate Account Annual Expenses

            Maximum Mortality and Expense Risk Charge3               1.50%

            (as a percentage of Accumulation Value)

            Maximum MGWB Charge4                                                 2.00%

            (as a percentage of the MGWB Base)

            Maximum Total Separate Account Annual Expenses       3.50%

            (as a percentage of Accumulation Value5)

Fund Fees and Expenses

This item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract.  The minimum and maximum expenses listed below are based on expenses for the Funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply.  Expenses of the funds may be higher or lower in the future.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses                      Minimum                     Maximum

(expenses that are deducted from Fund assets,             0.63%6                    0.66%7
including management fees, distribution (12b-1)

and/or service fees, and other expenses.)

__________________________________________

1.     The charge is assessed on each transfer between Sub-accounts after 12 during a Contract Year (which we refer to as an Excess Transfer). Because only one Sub-account is currently available after the Right to Examine Period this charge is currently not applicable.

2.     The current charge may be less than the maximum amount shown.

3.     This charge is accrued and deducted on Business Days as a percentage of and from the Accumulation Value in each Sub-account. The current charge may be less than the maximum amount shown.

4.     This charge is for the MGWB and is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each Sub-account.  The current charge may be less than the maximum amount shown.  For more information, please see pages 12 and 15.

5.     Assuming that your Accumulation Value equals your MGWB Base at the time of purchase.  Yours may not be equal and so your total percentage may be higher or lower depending on your MGWB Base.

6.     This is the amount for the Voya Government Money Market Portfolio (Class S), which is used for administrative purposes during the Right to Examine Period.

7.     This is the amount for the Voya Retirement Moderate Portfolio (Class I), which is the only Fund currently available after the Right to Examine Period.

7

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include the annual Administrative Charge of $80 (converted to a percentage of assets equal to 0.80%), Separate Account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated.  The examples also assume that your investment has a 5% return each year and assumes the maximum Fund fees and expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1: If you Surrender or annuitize your Contract at the end of the applicable time period
1 year	3 years	5 years	10 years
$496	$1,496	$2,497	$4,998

Example 2: If you do not Surrender your Contract
1 year	3 years	5 years	10 years
$496	$1,496	$2,497	$4,998

Condensed Financial Information

As of December 31, 2015, the Variable Annuity Account B Sub-accounts available under the contract did not have any assets attributable to the contract.  Therefore, no condensed financial information is presented herein.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

Voya Retirement Insurance and Annuity Company

Organization and Operation

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits.   All guarantees and benefits provided under the contracts that are not related to the Separate Account are subject to the claims paying ability of the Company and our general account.  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands.  Our principal executive offices are located at:

One Orange Way

Windsor, Connecticut 06095-4774

8

Product Regulation.  Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), The Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”).  For example, federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code.  See “Federal Tax Considerations” for further discussion of some of these requirements.  Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration.  Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

Variable Annuity Account B and its Sub-Accounts

Organization and Operation

We established Variable Annuity Account B (the “Separate Account”) under Connecticut Law in 1976 as a continuation of the separate account of Aetna Variable Annuity Life Insurance Company established in 1974 under Arkansas law.  The Separate Account was established as a segregated asset account to fund variable annuity contracts.  The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”).  It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the Separate Account, such assets are not chargeable with the liabilities of any other business that we conduct.  Income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company.  All obligations arising under the contracts are obligations of the Company.  All guarantees and benefits provided under the contract that are not related to the Separate Account, including payment of the MGWB Periodic Payments,  are subject to the claims of our creditors and the claims paying ability of the Company and our General Account.

Sub-accounts

The Separate Account is divided into “Sub-accounts.”  Each Sub-account invests directly in shares of a corresponding Fund. While there is only one Sub-account currently available after the Right to Examine Period, we reserve the right to add additional Sub-accounts in the future.  Under certain circumstances, we may make certain changes to the Sub-accounts.  For more information, see page 10.

More information about the Sub-account(s) available under the contract is contained below.  You bear the entire investment risk for amounts allocated through a Sub-account to an underlying Fund, and you may lose your principal.  The investment results of the underlying Funds are likely to differ significantly.  There is no assurance that any Fund will achieve its investment objectives.  You should carefully consider the investment objectives, risks and charges and expenses of an underlying Fund before investing.  More information is available in the prospectus for an underlying Fund.  You may obtain a copy of the prospectus for an underlying Fund by contacting Customer Service.  Contact information for Customer Service appears on page 1.

Please work with your investment professional to determine if the available Sub-account(s) may be suited to your financial needs, investment time horizon and risk tolerance.

During the Right to Examine Period.  Unless required otherwise by state law, Premium will be automatically allocated to the Sub-account that invests in the Voya Government Money Market Portfolio during the Right to Examine Period.  Please note that the Voya Government Money Market Portfolio is the Specially Designated Variable Sub-Account and may only be used for certain administrative purposes during the Right to Examine Period, and you may not transfer Accumulation Value to the Sub-account that invests in this Fund after the Right to Examine Period, see page 30.

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Voya Government Money Market Portfolio* (Class S)

Investment Adviser:             Voya Investments, LLC

Subadviser:                           Voya Investment Management Co. LLC

Investment Objective:         Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

*There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

After the Right to Examine Period.  After the Right to Examine Period, your Accumulation Value will automatically be reallocated to the Voya Retirement Moderate Portfolio.

      Voya Retirement Moderate Portfolio (Class I)

Investment Adviser:          Directed Services LLC

Subadviser:                        Voya Investment Management Co. LLC

Investment Objective:       Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

The Voya Retirement Moderate Portfolio is structured as a “fund of funds.”  Funds structured as fund of funds may have higher fees and expenses than Funds that invest directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest.  This Fund is an affiliated Fund, and the underlying funds in which it invests may be affiliated as well.  The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying fund or funds.

Changes to a Sub-account and/or Variable Annuity Account B

We do not guarantee that each fund will always be available for investment through the contract. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the Separate Account with respect to some or all classes of contracts:

•         Offer additional Sub-accounts that will invest new Funds or Fund classes we find appropriate for contracts we issue;

•         Combine two or more Sub-accounts;

•         Close Sub-accounts. We will provide advance notice by a supplement to this prospectus if we close a Sub-account;

•         Substitute a new Fund for a Fund in which a Sub-account currently invests. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgment:

>      A Fund no longer suits the purposes of your contract;

>      There is a change in laws or regulations;

>      There is a change in the Fund’s investment objectives or restrictions;

>      The Fund is no longer available for investment; or

>      Another reason we deem a substitution is appropriate.

•         Stop selling the contract;

•         Limit or eliminate any voting rights for the Separate Account (as discussed more fully below); or

•         Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s) and or shareholders.

We will provide you with written notice before we make any of these changes to the Sub-accounts and/or Variable Annuity Account B that affect the contracts.

Selection of Underlying Funds.  The underlying funds available through the contract described in this prospectus are determined by the Company.  When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts.  We review the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from participants. We included certain of the funds at least in part because they are managed or sub-advised by our affiliates.

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Voting Rights

Each of the subaccounts holds shares in a Fund and each is entitled to vote at regular and special meetings of that Fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the Funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any Fund in which that person invests through the subaccounts. Additionally:

•      During the accumulation phase, the number of votes is equal to the portion of your account value invested in the Fund, divided by the net asset value of one share of that Fund; and

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the Fund, divided by the net asset value of one share of that Fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Fees and Expenses

We deduct the following fees and expenses to compensate us for our costs, the services we provide, and the risks we assume under the contracts.  We incur costs for distributing and administering the contracts, including compensation and expenses paid in connection with sales of the contracts, for paying the benefits payable under the contracts and for bearing various risks associated with the contracts.  Fees and expenses expressed as a percentage are rounded to the nearest hundredth of one percent.  We expect to profit from the charges and may use the profits to finance the distribution of contracts.  All current charges under the contract will be determined and applied in a non-discriminatory manner.

Premium Tax

In certain states, the Premium you pay for the contract is subject to a premium tax.  A premium tax is generally any tax or fee imposed or levied by any state government or political subdivision thereof on your Premium received by us. Currently, the premium tax ranges from zero to 3.5%, depending on your state of residence.  We reserve the right to recoup the amount of any premium tax from the Accumulation Value if and when:

•         The premium tax is incurred by us; or

•         The Accumulation Value is applied to an Annuity Plan on the Annuity Commencement Date.

Unless you direct otherwise, a charge for any premium taxes will be deducted proportionally from the Accumulation Value.  We reserve the right to change the amount we charge for the premium tax if you change your state of residence.  We do not expect to incur any other tax liability attributable to the contract.  We also reserve the right to charge for any other taxes as a result of any changes in applicable law.

Excess Transfer Charge

Currently, only one investment option is available after the Right to Examine Period so an Excess Transfer charge cannot be incurred.  If, however, additional investment options are available in the future, there is a maximum $50 charge for each transfer exceeding 12 during a Contract Year (which we refer to as an Excess Transfer).

Annual Administrative Charge

The maximum annual administrative charge of $80 may be assessed to cover a portion of our ongoing administrative expenses.  The current charge may be less than this maximum amount, and the charge applicable to you will be set forth in your contract.  You may contact Customer Service for information about the current annual administrative charge.  The charge is deducted from the Accumulation Value in each Sub-account (1) on each Contract Anniversary prior to the Annuity Commencement Date, (2) on the Annuity Commencement Date, (3) on each Contract Anniversary following the Annuity Commencement Date if you elect the Payments for Life with Surrender Right and Death Benefit Annuity Plan, and (4) at Surrender.  We currently do not impose this charge and we guarantee not to impose this charge if at the time of deduction the Accumulation Value is at least $100,000 or the Premium received was at least $100,000.

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Mortality and Expense Risk Charge

The maximum annual mortality and expense risk charge is 1.50% of the Accumulation Value.  The current charge may be less than this maximum amount, and the charge applicable to you will be set forth in your contract.  You may contact Customer Service for information about the current annual mortality and expense risk charge.  The charge is deducted from the Accumulation Value in each Sub-Account on each Business Day.  This charge compensates us for Death Benefit and age risks and the risk that expense charges will not cover actual expenses.  If there are any profits from this charge, we may use them to finance the distribution of the contracts.

MGWB Charge

The maximum annual MGWB Charge is 2.00 % of the MGWB Base.  The current charge may be less than this maximum amount, and the charge applicable to you will be set forth in your contract.  You may contact Customer Service for information about the current MGWB Charge.  The MGWB charge is equal to the MGWB Base on the previous Business Day multiplied by the MGWB Charge and the sum of the daily accruals is deducted proportionally from the Accumulation Value in each Sub-account on each quarterly Contract Anniversary.  This charge compensates us for the risk that the assumptions used in designing the MGWB prove inaccurate.

The charge for the MGWB will continue to be assessed until the Accumulation Value is reduced to zero, or until the MGWB is terminated.  See page 22.  Deduction of the MGWB Charge will not result in termination of the contract.  The MGWB charge will be prorated in the event that:

•         The contract (and therefore the MGWB) is terminated by Surrender.  See page 22.

•         The Accumulation Value is applied to an Annuity Plan described in Table 1.  See page 27.

•         The MGWB is terminated upon an impermissible ownership change.  See page 14.

Also, the MGWB will terminate upon the death of the Annuitant in the case of a single life MGWB or the lives of the Annuitant and the Annuitant’s spouse in the case of a Joint and Survivor MGWB (subject to the surviving spouse’s option to continue the contract).  See page 22.  Upon Proof of Death (see page 25), any charges which are due but unpaid for any period the MGWB was active and in force prior to the date of death will be deducted, or any charges that have been deducted for any period of time after the date of death will be refunded.

Underlying Fund Expenses

As shown in the prospectuses for the underlying Funds, each underlying Fund deducts management fees from the amounts allocated to it.  In addition, each underlying Fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract Owner services provided on behalf of the Fund.  Furthermore, certain underlying Funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares.  Fees are deducted from the value of the underlying Fund shares on a daily basis, which in turn affects the value of each Sub-account that purchases Fund shares.  For a more complete description of these fees and expenses, review each prospectus for the underlying Fund.  You should evaluate the expenses associated with the underlying Fund(s) available through the contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:

•         A share of the management fee;

•         Service fees;

•         For certain share classes, 12b-1 fees; and

•         Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity.  Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:

•         Communicating with customers about their Fund holdings;

•         Maintaining customer financial records;

•         Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•         Recordkeeping for customers, including subaccounting services;

•         Answering customer inquiries about account status and purchase and redemption procedures;

•         Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•         Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and

•         Receiving, tabulating and transmitting proxies executed by customers.

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The management fee, service fees and 12b-1 fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

Assets allocated to affiliated Funds, meaning Funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated Funds may also be subadvised by a Company affiliate or an unaffiliated third party. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the Company from affiliated Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated Funds provide the Company with a financial incentive to offer affiliated Funds through the contract rather than unaffiliated Funds.

Additionally, in the case of affiliated Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

The Contract

The contract described in this prospectus is a single premium deferred individual variable annuity contract.  The contract currently provides a means for you to invest in one Sub-account and has a Minimum Guaranteed Withdrawal Benefit.  The contract is non-participating, which means that it will not pay dividends resulting from any surplus or earnings of the Company.  We urge you to read the contract, which further describes the operation of the contract and has additional information about the rights and responsibilities under the contract.

Owner

The Owner is the individual (or entity) entitled to exercise the rights incident to ownership.  The Owner may be either the Annuitant or a custodian holding the contract for the benefit of the Annuitant.  No other Owners are permitted.

Annuitant

The Annuitant is the individual upon whose life the Minimum Guaranteed Withdrawal Benefits, Death Benefit and Annuity Payments are based.  If you do not designate the Annuitant, the Owner will be the Annuitant.  The Annuitant must be a natural person, who is designated by you at the time the contract is issued.  The Annuitant must be the Owner, unless the Owner is a custodian that holds the contract for the benefit of the Annuitant.  The Annuitant cannot be changed while he or she is still living.

Beneficiary

The Beneficiary is the individual or entity designated by you to receive the Death Benefit.  You may designate one or more primary Beneficiaries and contingent Beneficiaries.  The Death Benefit will be paid to the primary Beneficiary.  The Owner may designate a contingent Beneficiary, who will become the Beneficiary if all primary Beneficiaries die before the Annuitant.  The Owner may also designate any Beneficiary to be an irrevocable Beneficiary.  An irrevocable Beneficiary is a Beneficiary whose rights and interest under the contract cannot be changed without the consent of such irrevocable Beneficiary.

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Payment of the Death Benefit to the Beneficiary:

•         We pay the Death Benefit to the primary Beneficiary;

•         If all primary Beneficiaries die before the Annuitant, we pay the Death Benefit to any contingent Beneficiary, who shall take the place of, and be deemed to be, the primary Beneficiary;

•         If the Annuitant dies (or the Annuitant’s spouse dies who has continued the contract after the Annuitant’s death), is the Owner and there is no surviving Beneficiary or no Beneficiary is designated, we pay the Death Benefit to the Owner’s estate;

•         If the Owner is not a natural person and all Beneficiaries die or no Beneficiary has been designated before the Annuitant’s death (or the Annuitant’s spouse’s death who has continued the contract after the Annuitant’s death), the Owner will be deemed to be the primary Beneficiary;

•         If a Joint and Survivor MGWB has been elected, the Annuitant’s spouse will be deemed to be the sole primary Beneficiary notwithstanding any other Beneficiary designation made; and

•         In the case of more than one Beneficiary, we will assume any Death Benefit is to be paid in equal shares to all primary Beneficiaries, unless you provide Notice to Us directing otherwise.

We will deem a Beneficiary to have predeceased the Annuitant if:

•         The Beneficiary died at the same time as the Annuitant;

•         The Beneficiary died within 24 hours after the Annuitant’s death; or

•         There is insufficient evidence to determine that the Beneficiary and Annuitant died other than at the same time.

The Beneficiary may decide how to receive the Death Benefit, subject to the distribution requirements under Section 72(s) of the Code.  You may restrict a Beneficiary’s right to elect an Annuity Plan or receive the Death Benefit in a single lump-sum payment.

Change of Owner or Beneficiary

You may change the ownership of the contract before the Annuity Commencement Date.  Only the following ownership changes are allowed:

•         Continuation of the contract by a Beneficiary who is the spouse (as defined under federal law) of the deceased Annuitant;

•         From one custodian to another for the benefit of the Annuitant;

•         From a custodian for the benefit of the Annuitant to the Annuitant;

•         From the Annuitant to a custodian for the benefit of the Annuitant;

•         Collateral assignments; and

•         Pursuant to a court order.

You have the right to change the Beneficiary unless you have designated such person as an irrevocable Beneficiary at any time prior to the Annuity Commencement Date.  Unless you specify otherwise, a change of Beneficiary cancels any existing Beneficiary designations in the same class (primary or contingent).

Notice to Us is required for any change to the Owner or Beneficiary.  Any such change will take effect as of the date Notice to Us is signed by the Owner, subject to any payment made or action taken by us before receiving such Notice to Us.  A change of Owner likely has tax consequences.  See page 34.

Availability of the Contract

The contract is designed for participants in employer sponsored retirement plans who want to rollover their interest in the Group Contract, which offers similar minimum guaranteed withdrawal benefits and other features, into an individual retirement annuity.  The contract is designed for long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes, and the provision of lifetime income in retirement through the MGWB.  The tax-deferred feature is more attractive to people in high federal and state income tax brackets.  You should not buy the contract if:

•         You are looking for a short-term investment;

•         You cannot risk getting back an amount less than your initial investment; or

•         Your assets are in a plan that already provides for tax-deferral and you can identify no other benefits in purchasing the contract.

When considering an investment in the contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing interest in the Group Contract with the contract may not be beneficial to you.  Before purchasing the contract, you should determine whether your existing interest in the Group Contract will be subject to any fees or penalties upon termination of such interest.  You should also compare the fees, charges, coverage provisions and limitations, if any, of your existing interest under the Group Contract to the contract.

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Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn, which is known as tax-deferral.  IRAs and other qualified plans already provide tax-deferral found in the contract and the contract is not necessary to provide this favorable tax treatment.  The contract provides, however, other features and benefits like the MGWB and Annuity Plans, which other IRAs and qualified plans may not provide.  You should not purchase the contract unless you want these other features and benefits, taking into account the costs of these other features and benefits.  See page 34 for more information.

Contract Purchase Requirements

We will issue a contract so long as the Annuitant is between the ages 48 and 80 at the time of application and is rolling over his or her interest in their employer sponsored retirement plan’s Group Contract.

There is no minimum Premium requirement; however, the minimum MGWB Base must be at least $5,000.  The Premium will equal the Annuitant’s individual account value under the retirement plan Group Contract which is being rolled into the contact.  The initial MGWB Base will equal the Annuitant’s MGWB Base in the retirement plan Group Contract which is being rolled into the contract.

Crediting of the Premium Payment

We will process your Premium within 2 Business Days of receipt and allocate it, except as noted below, according to the instructions you specify, in an amount equal to the Accumulation Value as next determined after receipt, so long as the application and all information necessary for processing is complete.

In the event that an application is incomplete for any reason, we are permitted to retain your Premium for up to 5 Business Days while attempting to complete it.  If the application cannot be completed during this time, we will inform you of the reasons for the delay.  We will also return the Premium promptly.  Alternatively, you may direct us to hold the Premium, which we will place in a non-interest bearing account until the application is completed.  Once the application is completed, we will process your Premium within 2 Business Days and allocate it as described below.

Unless otherwise required by state law, we will allocate your Premium to the Sub-account that invests in the Voya Government Money Market Portfolio during the Right to Examine Period.  We refer to this Sub-account as the Specially Designated Variable Sub-account – currently.  After Right to Examine Period expires, we will automatically transfer your Accumulation Value in the Specially Designated Variable Sub-account to the Sub-account that invests in the Voya Retirement Moderate Portfolio.  The Accumulation Value will be allocated based on the Accumulation Value next computed for the new Sub-account.

Accumulation Value

When we allocate your Premium to the Specially Designated Variable Sub-account as described above, we will convert it to accumulation units.  We will divide the amount of the Premium allocated to a particular Sub-account by the value of an accumulation unit for the Sub-account to determine the number of accumulation units of the Sub-account to be held in the Separate Account with respect to your contract.  Each Sub-account of Variable Annuity Account B has its own accumulation unit value.  This value may increase or decrease from day to day based on the investment performance of the applicable underlying Fund.  Shares in an underlying Fund are valued at their net asset value. The net investment results of each Sub-account vary with its investment performance.

On the Contract Date, the Accumulation Value in a Sub-account equals the Premium allocated to that Sub-account, less a charge for premium tax, if applicable.  We calculate the Accumulation Value at the close of each Business Day thereafter as follows:

•         Accumulation Value in each Sub-account at the close of the preceding Business Day; multiplied by

•         The Sub-account’s Net Return Factor for the current Valuation Period (see below); plus or minus

•         Any transfers to or from the Sub-account during the current Valuation Period; minus

•         Any Withdrawals from the Sub-account during the current Valuation Period; minus

•         The MGWB Charge, which is accrued daily and deducted quarterly, and applicable taxes, including any premium taxes, not previously deducted, allocated to the Sub-account.

A Sub-account’s Net Return Factor is an index number that reflects certain charges under the contract and the investment performance of the Sub-account.  The Net Return Factor is calculated for each Sub-account as follows:

•         The net asset value of the Fund in which the Sub-account invests at the close of the current Business Day; plus

•         The amount of any dividend or capital gains distribution declared for and reinvested in such Fund during the current Valuation Period; divided by

•         The net asset value of the Fund at the close of the preceding Business Day; minus

•         The daily charge (e.g. the Mortality and Expense Risk Charge) for each day in the current Valuation Period.

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Minimum Guaranteed Withdrawal Benefit

Highlights

The MGWB guarantees an amount available for regular or systematic Withdrawals from the contract each Contract Year once the Lifetime Withdrawal Phase begins (which is the date of your first Withdrawal on or after the Annuitant reaches age 62).  We use the MGWB Base (which is adjusted as described below) as part of the calculation of the pre-determined amount the MGWB guarantees to be available for regular or systematic Withdrawals from the contract each Contract Year (which we refer to as the Maximum Annual Withdrawal (“MAW”) amount).  The guarantee continues when the MGWB enters Lifetime Automatic Periodic Benefit Status (which begins when your Accumulation Value is reduced to zero by a Withdrawal less than or equal to the MAW), at which time we will make periodic payments to you in an aggregate annual amount equal to the MAW until the Annuitant’s death in the case of a single life MGWB, or the deaths of both the Annuitant and the Annuitant’s spouse in the case of a Joint and Survivor MGWB.  The MGWB Base is eligible for Ratchets (which are recalculations of the MGWB Base as described below), and is subject to adjustment for any Excess Withdrawals.  The MGWB has an allowance for Withdrawals from a contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals.  The MGWB allows for spousal continuation if a Joint and Survivor MGWB has been elected.

The MGWB is an obligation of our General Account and payment of the benefit is dependent upon the claims paying ability of the Company.  Benefits and guarantees are subject to the certain conditions, limitations and restrictions and you should consider the risk that, depending on the market performance of your Accumulation Value and how long you live, the MGWB may not provide a benefit to you.

MGWB Base

The MGWB Base is a factor that is used to calculate the MAW and the MGWB Charge.  On the Contract Date, the MGWB Base is set equal to the Annuitant’s MGWB Base under the retirement plan Group Contract rolled into the contract.  The MGWB Base under the Group Contract is based on the amount of contributions to the Group Contract by or on behalf of the Annuitant, the Annuitant’s individual account value each year under the Group Contract on the Annuitant’s birthday or the date of the Annuitant’s lifetime withdrawal phase election under the Group Contract and the amount of excess withdrawals, if any, by the Annuitant under the Group Contract. The MGWB Base may be increased by Ratchets and may decrease due to any Withdrawals.  The MGWB has no cash value.  You may contact Customer Service to determine your current MGWB Base at any time.

Withdrawals and Excess Withdrawals

A Withdrawal is a transaction in which only a portion of the Cash Surrender Value is taken from the contract, and a Withdrawal is either an Excess Withdrawal or it is not.  Deductions for fees and charges are not Withdrawals.

A Withdrawal that is not an Excess Withdrawal has no impact on the MGWB Base.  On the other hand, a Withdrawal that is an Excess Withdrawal results in the reduction of the MGWB Base as described below.

An Excess Withdrawal is:

•         Any Withdrawal taken before the commencement of the Lifetime Withdrawal Phase; and

•         Any Withdrawal taken during a Contract Year on or after the Lifetime Withdrawal Phase has begun that exceeds the then current MAW amount.

An Excess Withdrawal will decrease the MGWB Base (and consequently the MAW) and may cause the MGWB to terminate.  The MGWB terminating by an Excess Withdrawal is more likely to occur during periods of negative market activity. On the date that any Excess Withdrawal occurs, we will apply an immediate pro rata reduction to the MGWB Base.  The proportion of any such reduction will equal:

A

{B – (C – A)}

Where:

•         A is the amount of the Excess Withdrawal;

•         B is the Accumulation Value immediately prior to the Withdrawal; and

•         C is the total amount of the current Withdrawal.

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A pro rata reduction of the MGWB Base means that the MGWB Base will be reduced in the same proportion as the Accumulation Value is reduced by the portion of the Withdrawal that is considered an Excess Withdrawal, (rather than the total amount of the Withdrawal).

The amount of the MGWB Base after an Excess Withdrawal will equal:

(1 – D) * E

Where:

•         D is the proportion of the reduction of the MGWB Base (determined under the formula above); and

•         E is the MGWB Base before the Excess Withdrawal

Example:

Assume a contract before the Lifetime Withdrawal Phase begins has an Accumulation Value of $90,000, an MGWB Base of $100,000, and there is no MAW amount because the Annuitant is not yet age 62.  If a Withdrawal is taken the entire amount of the Withdrawal is considered an Excess Withdrawal because it occurred before commencement of the Lifetime Withdrawal Phase.  If the withdrawal was for $3,000, the MGWB Base will be reduced by 3.33% = ($3,000/{$90,000 - ($3,000 – $3,000)} to $96,667 = ((1 - 3.33%) * $100,000).

Accumulation Value	Withdrawal	Total Withdrawals	Maximum Annual Withdrawal	Excess Withdrawal	MGWB Base
$90,000			n/a		$100,000
	$3,000	$3,000		$3,000
$87,000			n/a		$96,667

In addition to the MGWB Base, an Excess Withdrawal that occurs after the Lifetime Withdrawal Phase begins will also cause the MAW to be recalculated.  The adjustment to the MGWB Base and consequently the MAW is based on the amount by which the total Withdrawals in the Contract Year exceed the MAW.

Example:

Assume a contract after the Lifetime Withdrawal Phase begins has an Accumulation Value of $53,000, an MGWB Base of $100,000, and a MAW amount of $5,000.  Also assume that three Withdrawals are taken within the same Contract Year ($3,000, $1,500 and $1,700).  The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the $5,000 MAW amount.  With the third Withdrawal of $1,700, however, the total Withdrawals in that Contract Year exceeds the MAW by $1,200 ($6,200 - $5,000).  Consequently, the third Withdrawal of $1,700 results in adjustments to the MGWB Base and the MAW is based on $1,200, which is the amount by which the total Withdrawals in the Contract Year exceed the MAW.  The MGWB Base will be reduced by 2.50% = ($1,200/{$48,500 – ($1,700 - $1,200)} to $97,500 = ((1 - 2.50%) * $100,000).  The MAW is also reduced by 2.50% to $4,875 = ((1 - 2.50%) * $5,000).

Accumulation Value	Withdrawal	Total Withdrawals	Maximum Annual Withdrawal	Excess Withdrawal	MGWB Base
$53,000			$5,000		$100,000
	$3,000	$3,000		n/a
$50,000			$5,000		$100,000
	$1,500	$4,500		n/a
$48,500			$5,000		$100,000
	$1,700	$6,200		$1,200
$46,800			$4,875		$97,500

IMPORTANT NOTE:  An Excess Withdrawal will be deemed to be a full Surrender and the Cash Surrender Value will be paid if, at the time of the Withdrawal, the Contract Date is more than 24 months in the past (36 months for contracts issued in New York) and the remaining Cash Surrender Value as of the close of that Business Day is less than $2,500 ($5,000 for contracts issued in New York).

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Ratchets

The MGWB Base is recalculated on each Ratchet Date, meaning each Contract Anniversary before the Lifetime Automatic Benefit Status begins and the day the Lifetime Withdrawal Phase begins, to equal the greater of the current value of:

•         The MGWB Base; and

•         The Accumulation Value

We call each such recalculation a Ratchet.  If the Accumulation Value on the applicable Ratchet Date is equal to or less than the MGWB Base on such Ratchet Date, the amount of the MGWB Base remains unchanged.  If the Accumulation Value on the applicable Ratchet Date is equal to or greater than the MGWB Base on such Ratchet Date, the amount of the MGWB Base is increased to equal the Accumulation Value.

If a Ratchet is scheduled to occur on a non-Business Day, the determination of whether a Ratchet will occur will take place on the next Business Day, calculated using the Accumulation Value as of the end of that Business Day, prior to the processing of any transactions.

Lifetime Withdrawal Phase

The Lifetime Withdrawal Phase is the period during which the MAW is available for Withdrawal in any Contract Year without reducing the MGWB Base in future Contract Years.  The Lifetime Withdrawal Phase begins on the date of your first Withdrawal when the Annuitant is age 62 (which we refer to as the Lifetime Withdrawal Eligibility Age).  On the date the Lifetime Withdrawal Phase begins, a Ratchet occurs and the MGWB Base is recalculated to equal the greater of the current value of:

•         The MGWB Base; and

•         The Accumulation Value on the previous Business Day.

Once begun, the Lifetime Withdrawal Phase will continue until the earliest of:

•         The date the contract is Surrendered or otherwise terminated;

•         The date of the Annuitant’s death in the case of single life MGWB, or the later of the date of the Annuitant’s death and the Annuitant’s spouse’s death in the case of a Joint and Survivor MGWB.  See page 22 for details about spousal continuation;

•         The Annuity Commencement Date, unless you elect the Payments under the Table 2 Annuity Plan for a Roth IRA contract.  See page 27;

•         The date the Accumulation Value is reduced to zero by an Excess Withdrawal; and

•         The date the Lifetime Automatic Periodic Benefit Status begins.

Maximum Annual Withdrawal (“MAW”)

The MAW is the maximum amount available for regular or systematic Withdrawals from the contract under the MGWB in any Contract Year without reducing the MGWB Base.  The amount of the MAW is first calculated on the date the Lifetime Withdrawal Phase begins.  The MAW equals the MGWB Base multiplied by the MAW percentage.  The MAW percentage is equal to the Annuitant’s MAW percentage under the retirement plan Group Contract rolled into the contract.  Under the Group Contract, the MAW percentage is equal to the dollar weighted average of the withdrawal rates associated with contributions to the Group Contract by the Annuitant.  The MAW percentage will not change for the life of the contract even though the MGWB Base may change.

The MAW is recalculated whenever the MGWB Base is recalculated, and the amount of the MAW will increase if the MGWB Base is increased through Ratchets.  The amount of the MAW will decrease if the MGWB Base is decreased because of Excess Withdrawals.  The amount of the MAW will not be reduced by any negative market performance attributable to the Sub-account(s) in which your Accumulation Value is allocated.

The MAW amount will be paid in monthly installments unless some other frequency of payment is requested and agreed to by us, and the frequency of MAW installments within a Contract Year may be changed subject to our approval.  If a MAW installment is less than $100, we reserve the right to adjust the frequency so that the installment will be at least $100.

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Adjustment to the MAW When Payments Begin before or after Age 65.  The MAW is subject to downward or upward adjustment when the Lifetime Withdrawal Phase is elected at an age that is earlier or later than age 65, the assumed lifetime withdrawal commencement age.  The adjustment factors for early and for deferred Lifetime Withdrawal commencements are as follows:

Early Lifetime Withdrawal Commencement:	The MAW is reduced to: • 95% when starting at age 64 • 90% when starting at age 63 • 85% when starting at age 62
Deferred Lifetime Withdrawal Commencement:	The MAW is increased to: • 102% when starting at age 66 • 104% when starting at age 67 • 106% when starting at age 68 • 108% when starting at age 69 • 110% when starting at age 70 or older

Adjustment to the MAW for Joint and Survivor MGWB.  In the case of a Joint and Survivor MGWB, the MAW is subject to further downward adjustment by the Joint and Survivor Equivalency Factors shown in Appendix 1 to this Prospectus. The ages of the Annuitant and the Annuitant’s spouse at the time the contract enters the Lifetime Withdrawal Phase will be used when making this adjustment.  If the Annuitant or the Annuitant’s spouse  is not alive when the contract enters the Lifetime Withdrawal Phase, we will use the age that the Annuitant or Annuitant’s spouse, as applicable, would have been had he or she still been living when making this adjustment.  If the Annuitant dies before he or she attains the Lifetime Withdrawal Eligibility Age, the Lifetime Withdrawal Eligibility Age and any adjustment to the MAW because of Early or Deferred Lifetime Withdrawal Eligibility for the Annuitant’s spouse will continue to be based on the age of the Annuitant (had he or she remained alive) and not the age of the surviving spouse.

See Appendix I for an example of how the Joint and Survivor Equivalency Factors are used to adjust the MAW.  This example illustrates that when making adjustments to the MAW, an adjustment because of any Early or Deferred Lifetime Withdrawal Commencement is made first, and then adjustment for an election of the Joint and Survivor MGWB, if applicable, is made.

Adjustment to the MAW During the First Contract Year.  If the Annuitant was receiving MAW payments under the retirement plan Group Contract at the time that the Annuitant rolled their interest in that Group Contract into the contract, then the first Contract Year MAW payments under the contract will be adjusted to take into account the MAW payments received under the retirement plan Group Contract during the withdrawal year in which the rollover occurred.  The amount of the first Contract Year MAW payments under the contract in this circumstance will equal the sum of MAW payments remaining for the withdrawal year under the retirement plan Group Contract at the time of the rollover, plus the pro-rata portion of the full MAW amount for the first Contract Year under the contract.  The pro-rata portion will be based on the period of time from the Annuitant’s birthday in the first Contract Year to the first Contract Anniversary.

Example:

Assume the Annuitant was receiving monthly $1,000 MAW payments under the retirement plan Group Contract ($12,000 per year).  Also assume that the withdrawal year under the Group Contract (which is from birthday to birthday) is from June 1 to May 31.  If the rollover occurs on October 15, the Annuitant would have received $5,000 in MAW payments under the Group Contract (five monthly $1,000 payments from June to October) with $7,000 remaining ($12,000 - $5,000).  In these circumstances the first Contract Year MAW under the contract following the rollover is equal to the sum of (a) and (b), where:

(a)     $7,000 (the remaining MAW amount under the Group Contract); and

(b)     $4,471.23 (the full first Contract Year MAW amount under the contract ($12,000), prorated for the period between the Annuitant’s next birthday (June 1st) and the first Contract Anniversary (October 15th) (136 (the number of days from June 1st to October 15th)/365 * $12,000 = $4,471.23)

Consequently, the total MAW for the first Contract Year under the contract is $11,471.23 ($7,000 + $4,471.23), which is less than the full MAW amount. Assuming no Excess Withdrawals, the full MAW amount of $12,000 will be available beginning in the second Contract Year.

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Required Minimum Distributions

Except as noted below for a Joint and Survivor MGWB, for purposes of the MGWB we do not deem Withdrawals that exceed the Maximum Annual Withdrawal to be Excess Withdrawals, if such Withdrawals relate to a contract subject to the Required Minimum Distribution rules of the Code.  You will be entitled to receive the amount by which the Required Minimum Distribution applicable to the contract for a calendar year exceeds the Maximum Annual Withdrawal without causing a pro rata adjustment to the MGWB Base and Maximum Annual Withdrawal.  We refer to this amount as the Additional Withdrawal Amount.

Example:

If your Required Minimum Distribution for the current calendar year is $6,000, and the Maximum Annual Withdrawal is $5,000, then you will be entitled to receive an Additional Withdrawal Amount of $1,000 ($6,000 - $5,000).

The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January to equal the portion of the Required Minimum Distribution for that calendar year that exceeds the MAW on the determination date.

If you are entitled to an Additional Withdrawal Amount, once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the amount of any additional Withdrawals will reduce the Additional Withdrawal Amount for the current calendar year and, and if such additional Withdrawals do not exceed the Additional Withdrawal Amount, they will not constitute Excess Withdrawals.

Example:

If the Required Minimum Distribution for the current calendar year is $6,000, and the Maximum Annual Withdrawal is $5,000, the Additional Withdrawal Amount equals $1,000 ($6,000 - $5,000).  The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the Maximum Annual Withdrawal.  Although the next Withdrawal of $1,500 exceeds the Maximum Annual Withdrawal by $1,000, this amount is equal to the Additional Withdrawal Amount.  Because the Additional Withdrawal Amount is not deemed to be an Excess Withdrawal, there would be no pro rata adjustment to the MGWB Base and Maximum Annual Withdrawal.

Any unused amount of the Additional Withdrawal Amount from one calendar year may be carried over to the next calendar year and is available through the end of that latter year, at which time any amount remaining will expire.  Once you have taken the MAW for the current Contract Year, the dollar amount of any additional Withdrawals will first count against and reduce any unused Additional Withdrawal Amount from the previous calendar year, followed by any Additional Withdrawal Amount for the current calendar year.

Example:

Assume the most recent Contract Anniversary was July 1, 2014 and the Maximum Annual Withdrawal is $5,000.  Also assume the Required Minimum Distributions for 2015 and 2016 are $6,000 and $5,000, respectively.  Between July 1, 2014 and December 2014, a Withdrawal is taken that exhausts the Maximum Annual Withdrawal.  On January 1, 2015, the Additional Withdrawal Amount for the current calendar year equals $1,000 ($6,000 - $5,000).  (Note: Although the MAW has been exhausted, it is still used to calculate the Additional Withdrawal Amount.)  No additional Withdrawals occur in 2015.  On January 1, 2016, the Additional Withdrawal Amount for the current calendar year equals zero ($5,000 - $5,000).  However, the Additional Withdrawal Amount calculated for 2015 would still available for Withdrawal until December 31, 2016.

Withdrawals that exceed the amount of the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts will be deemed to be Excess Withdrawals that will cause a pro rata reduction of the MGWB Base, and therefore, a recalculation of the amount of the Maximum Annual Withdrawal.

Example:

Under a contract with an Accumulation Value of $53,000, assume the MGWB Base is $100,000, the Maximum Annual Withdrawal is $5,000 and the Required Minimum Distribution for the current calendar year is $6,000.  The Additional Withdrawal amount equals $1,000 ($6,000 - $5,000).  The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the Maximum Annual Withdrawal.  The next Withdrawal of $3,500 exceeds the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount.  Although the current Withdrawal is $3,500, the adjustment to the MGWB Base and the Maximum Annual Withdrawal is based on $2,000, which is the amount by which the total Withdrawals in the Contract Year exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount.  The MGWB Base will be reduced by 4.26% = ($2,000/ {$48,500 – ($3,500 - $2,000)} to $95,745 = ((1 - 4.26%) * $100,000)*.  The Maximum Annual Withdrawal is also reduced by 4.26% to $4,787 = ((1 - 4.26%) * $5,000).1

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Accumulation Value	Withdrawal	Total Withdrawals	Maximum Annual Withdrawal	Excess Withdrawal	MGWB Base
$53,000			$5,000		$100,000
	$3,000	$3,000		n/a
$50,000			$5,000		$100,000
	$1,500	$4,500		n/a
$48,500			$5,000		$100,000
	$3,500	$8,000		$2,000
$45,000			$4,787		$95.745

                        1Figures have been rounded for purposes of this example.

The Additional Withdrawal Amount is not subject to any adjustment in the event that the Maximum Annual Withdrawal is recalculated during a Contract Year because of an Excess Withdrawal.  There is also no adjustment to the Additional Withdrawal Amount during a Contract Year when a surviving spouse continues the MGWB.

Joint and Survivor MGWB.  An Additional Withdrawal Amount is not available in the case of a Joint and Survivor MGWB where the Annuitant has pre-deceased his/her spouse before reaching age 62, the Lifetime Withdrawal Eligibility Age, and the surviving spouse as the sole Designated Beneficiary must take Required Minimum Distributions based upon his/her age.  Consequently, Withdrawals taken from the contract for the deceased Annuitant’s surviving spouse to satisfy the Required Minimum Distribution rules that exceed the MAW for a specific Contract Year will be deemed Excess Withdrawals in that Contract Year and no Additional Withdrawal Amount is available. Once the Annuitant would have reached age 62, the Lifetime Withdrawal Eligibility Age (if he or she were still living), withdrawals taken from the contract for the surviving spouse to satisfy the Required Minimum Distribution rules that exceed the MAW available under the contract for a specific Contract Year will be Additional Withdrawal Amounts and not be deemed Excess Withdrawals in that Contract Year, subject to the provisions described above.

Lifetime Automatic Periodic Benefit Status

Lifetime Automatic Periodic Benefit Status only begins when your Accumulation Value is reduced to zero by a Withdrawal less than or equal to the Maximum Annual Withdrawal and not by an Excess Withdrawal (or Surrender of the contract).  An Excess Withdrawal that causes your Accumulation Value to be reduced to zero will terminate the MGWB.  Moreover, any Excess Withdrawal will be deemed to be a full Surrender and the Cash Surrender Value will be paid if, at the time of the Withdrawal the contract has been in force for more than 24 months (36 months for contracts issued in New York) and the remaining Cash Surrender Value as of the close of that Business Day is less than $2,500 ($5,000 for contracts issued in New York).  See page 23.

During Lifetime Automatic Periodic Benefit Status, because there is no Accumulation Value you are not entitled to make Withdrawals; instead, we will make periodic payments to you, which over the course of a Contract Year, will, in the aggregate, equal the MAW.  We refer to these payments as MGWB Periodic Payments.  MGWB Periodic Payments will begin on the first Contract Anniversary after the date the MGWB enters Lifetime Periodic Benefit Status and will continue to be paid annually for each Contract Year thereafter until the Annuitant dies (in the case of a single life MGWB) or until the later of the Annuitant’s or the Annuitant’s spouse’s death (in the case of a Joint and Survivor MGWB).  When Lifetime Automatic Periodic Benefit Status begins, if your Withdrawals are less than the Maximum Annual Withdrawal for that Contract Year, we will pay you the difference.  MGWB Periodic Payments will be paid in annual installments unless some other frequency of payment is requested and agreed to by us, and the frequency of MGWB Periodic Payment installments within a Contract Year may be changed subject to our approval.  If a MGWB Periodic Payment installment is less than $100, we reserve the right to adjust the frequency so that the installment will be at least $100.

During Lifetime Automatic Periodic Benefit Status:

•         The dollar amount of the MGWB Periodic Payments will be the same for the remaining life of the Annuitant (in the case of a single life MGWB) or the remaining lives of the Annuitant and the Annuitant’s spouse’s (in the case of a Joint and Survivor MGWB); and

•         The contract will provide no further benefits other than as provided in connection with the Minimum Guaranteed Withdrawal Benefit.

The Owner or, if applicable, the Owner’s estate is obligated to return any MGWB Periodic Payments made after the Annuitant’s and the Annuitant’s spouse’s, as applicable, death but before we receive Notice to Us of the death(s).

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If you have previously elected to receive systematic Withdrawals that entitle you to receive either a fixed dollar amount or an amount based upon a percentage of the Accumulation Value from your contract, which amount is paid to you on a monthly, quarterly or annual basis, the MGWB Periodic Payments once Lifetime Automatic Periodic Benefit Status begins will be made at the same frequency and on the same dates as previously set up, provided the payments were being made monthly or quarterly.  If the payments were being made annually, then the MGWB Periodic Payments will be made on the next business day following each Contract Anniversary.  The amount of the MGWB Periodic Payments in each Contract Year will equal the amount of the Maximum Annual Withdrawal.

In the event that the Accumulation Value is reduced to zero before the Lifetime Withdrawal Phase begins, MGWB Periodic Payments will be deferred until the Contract Anniversary on or after the Annuitant reaches age 62.

Death of the Annuitant and Spousal Continuation of the MGWB

The contract permits a sole primary Beneficiary who is the spouse of the deceased Annuitant to elect to receive payment of the death benefit or continue the contract.  The surviving spouse as Beneficiary (or deemed Beneficiary) has the option, but is not required to continue the contract.  Except as described below, the spouse’s right to continue the contract is limited by our use of the definition of “spouse” under federal law, which refers only to a person of the opposite sex who is a husband or a wife.

When the Annuitant dies, the treatment of the MGWB upon spousal continuation depends on whether a single life MGWB or a Joint and Survivor MGWB was elected when the Annuitant’s interest in their retirement plan Group Contract was rolled into the contract.  The MGWB terminates upon the death of the Annuitant, unless a Joint and Survivor MGWB was elected when the Annuitant’s interest in their retirement plan Group Contract was rolled into the contract and the Annuitant’s spouse, as the sole primary Beneficiary, chooses to continue the contract.  See Death Benefit – Spousal Beneficiary Contract Continuation on page 25for more information.

Other Events that Terminate the MGWB

In addition to the MGWB terminating upon the Annuitant’s death, subject to the surviving spouse’s option to continue the contract as described above, the MGWB terminates in the event that:

•         The contract is terminated by Surrender.  See page 22; and

•         The Accumulation Value is applied to an Annuity Plan described in Table 1.  See page 27.

If the MGWB is terminated, the charge for the MGWB will be prorated.  Prorated charges will be deducted at the time the MGWB is terminated.  See page 12.

Surrender and Withdrawals

At any time prior to the Annuity Commencement Date, you may Surrender the contract for its Cash Surrender Value or withdraw a portion of the Accumulation Value.  After the Annuity Commencement Date you may Surrender the contract under the Table 2 Annuity Plan or for a traditional IRA contract take a Withdrawal under the Table 2 Annuity Plan (see page 27).  A Surrender or Withdrawal before the Owner or Annuitant, as applicable, reaches age 59 ½ may be subject to a federal income tax penalty equal to 10% of such amount treated as income, for which you would be responsible.  See page 34 for a general discussion of the federal income tax treatment of the contract, which discussion is not intended to be tax advice.  You should consult a tax and/or legal adviser for advice about the effect of federal income tax laws, state laws or any other tax laws affecting the contract, or any transaction involving the contract.

Cash Surrender Value

You may take the Cash Surrender Value from the contract.  We do not guarantee a minimum Cash Surrender Value.  The Cash Surrender Value will fluctuate daily based on the investment results of the Sub-account(s) to which your Accumulation Value is allocated.  At any time prior to the Annuity Commencement Date, the Cash Surrender Value equals the Accumulation Value minus any non-daily charges that have been incurred but not deducted (for example, the pro rata portion of any MGWB Charges).  The Cash Surrender Value may be more or less than the Premium payment you made.

To Surrender the contract, you must provide Notice to Us.  If we receive your Notice to Us before the close of business on any Business Day, we will determine the Cash Surrender Value as of the close of business on such Business Day; otherwise, we will determine the Cash Surrender Value as of the close of the next Business Day.  We may require that the contract be returned to us before we pay you the Cash Surrender Value.  If you have lost the contract, we may require that you complete and return to Customer Service a lost contract form.

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We will pay the Cash Surrender Value within 7 days of receipt of Notice to Us of such Surrender.  You may receive the Cash Surrender Value in a single lump sum payment.  Upon payment of the Cash Surrender Value, the contract will terminate and cease to have any further value.

Withdrawals

You may take a portion of the Accumulation Value from the contract (which we refer to as a Withdrawal).  To take a Withdrawal, you must provide Notice to Us that specifies the Sub-account(s) from which to take the Withdrawal.  Otherwise, we will take the Withdrawal on a pro rata basis from all of the Sub-accounts in which you are invested.  If we receive your Notice to Us before the close of business on any Business Day, we will determine the amount of the Accumulation Value of each Sub-account at the close of business on such Business Day; otherwise, we will determine the amount of the Accumulation Value as of the close of the next Business Day.  The Accumulation Value may be more or less than the Premium payment you made.

We currently offer the following Withdrawal options:

•         Regular Withdrawals; and

•         Systematic Withdrawals.

Regular Withdrawals

After your right to return the contract has expired (see page 30), you may take one or more regular Withdrawals.  Each such regular Withdrawal must be a minimum of the lesser of:

•         $1,000; and

•         The amount of the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount), less any Withdrawals already taken during the current Contract Year.

You are permitted to make regular Withdrawals regardless of whether you have previously elected, or continue to elect, to make systematic Withdrawals.  A Withdrawal will constitute an Excess Withdrawal (see page 16) and be deemed to be a full Surrender if:

•         The contract has been in force for more than 24 months (36 months in the State of New York); and

•         The remaining Cash Surrender Value as of the close of the Business Day on which such Surrender is made is less than $2,500 ($5,000 in the State of New York).

Systematic Withdrawals

You may choose to receive automatic systematic Withdrawal payments from the Accumulation Value, provided you are not making IRA withdrawals (see “Withdrawals from Individual Retirement Annuities” below).  You may take systematic Withdrawals monthly, quarterly or annually.  There is no additional charge for electing the systematic Withdrawal option.  Only one systematic Withdrawal option may be elected at a time.  You may begin a systematic Withdrawal in a Contract Year in which a regular Withdrawal has been made.

If you are eligible for systematic Withdrawals, you must provide Notice to Us of the date on which you would like such systematic Withdrawals to start.  This date must be at least 30 days after the Contract Date and no later than the 28th day of the calendar month.  For a day that is after the 28th day of the calendar month, the payment will be made on the first Business Day of the next succeeding calendar month.  Subject to these restrictions on timing, if you have not indicated a start date, your systematic Withdrawals will begin on the first Business Day following the Contract Date (or the monthly or quarterly anniversary thereof), and the systematic Withdrawals will be made at the frequency you have selected, which may be either monthly, quarterly or annually.  If the day on which a systematic Withdrawal is scheduled is not a Business Day, the payment will be made on the next succeeding Business Day.

You may express the amount of your systematic Withdrawal as either:

•         A fixed dollar amount; or

•         An amount that is a percentage of the Accumulation Value.

The amount of each systematic Withdrawal must be a minimum of $100.  If your systematic Withdrawal of an amount that is a percentage of the Accumulation Value would be less than $100, we will contact you and seek alternative instructions. Unless you direct otherwise, we will automatically terminate your systematic Withdrawal election.

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Systematic Withdrawals of an amount based either on a fixed dollar amount or on a percentage of the Accumulation Value are subject to the applicable maximum percentage of Accumulation Value as shown below, which is used to calculate the amount of Withdrawal on the date of each systematic Withdrawal:

Frequency of Systematic Withdrawals	Maximum Percentage of Accumulation Value
Monthly	2.50%
Quarterly	7.50%
Annually	30.00%

Because the maximum amount of systematic Withdrawals available each year is capped at 30% of Accumulation Value, the maximum amount available each year will decrease as the Withdrawal decreases the Accumulation Value.  Maximum Annual Withdrawals under the MGWB will not decrease each year unless a Withdrawal is an Excess Withdrawal.

You may change the fixed dollar amount, or percentage of Accumulation Value, of your systematic Withdrawal once each Contract Year, except in a Contract Year during which you have previously made a regular Withdrawal.  You may cancel the systematic Withdrawal option at any time by providing Notice to Us at least 7 days before the date of the next scheduled systematic Withdrawal.

Withdrawals from Individual Retirement Annuities

If you have a traditional IRA contract (other than a Roth IRA contract) and will be at least age 70½ during any calendar year, you may, pursuant to your IRA contract, elect for such calendar year and successive calendar years to have distributions made to you to satisfy requirements imposed by federal income tax law.  Such IRA Withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans.

If you elect to make IRA Withdrawals, we will send you a reminder notice before such IRA Withdrawals commence, and you may elect to make IRA Withdrawals at that time, or at a later date.  Any IRA Withdrawals will be made at the frequency you have selected (which may be monthly, quarterly or annually) and will commence on the start date you have selected, which must be no earlier than 30 days after the Contract Date and no later than the 28th day of the calendar month.  For a day that is after the 28th day of any calendar month, the payment will be made on the first Business Day of the next succeeding month.  Subject to these restrictions on timing, if you have not indicated a start date, your IRA Withdrawals will begin on the first Business Day following your Contract Date at the frequency you have selected.

At your discretion, you may request that we calculate the amount you are required to withdraw from your contract each year based on the information you give us and the various options under the IRA contract that you have chosen.  This amount will be a minimum of $100 per IRA Withdrawal.  For information regarding the calculation and options that you have, please see the SAI, which you may request from us without charge by sending us the request form on page 43 of this prospectus.  Alternatively, we will accept written instructions from you setting forth your calculation of the required amount to be withdrawn from your IRA contract each year, also subject to the $100 minimum per IRA Withdrawal.  If at any time the IRA Withdrawal amount is greater than the Accumulation Value, we will immediately terminate the IRA contract and promptly send you an amount equal to the Cash Surrender Value.

You may not elect to make IRA Withdrawals if you have already elected to make systematic Withdrawals.  Additionally, since only one systematic Withdrawal option may be elected at a time, if you have elected to make such systematic Withdrawals, distributions thereunder must be sufficient to satisfy the mandatory distribution rules imposed by federal income tax law; otherwise, we may alter such distributions to comply with federal income tax law.  You are permitted to change the frequency of your IRA Withdrawals once per Contract Year, and you may cancel IRA Withdrawals altogether at any time by providing Notice to Us at least 7 days before the next scheduled IRA Withdrawal date to ensure such scheduled IRA Withdrawals and successive IRA Withdrawals are not affected.

Sub-Account Transfers

Because there is only one Sub-account currently available after the Right to Examine Period, Sub-account transfers are not available.  If in the future more than one Sub-account is available, you may transfer your Accumulation Value among the available Sub-accounts, and we reserve the right to assess an Excess Transfer Charge for more than 12 transfers in a Contract Year.  We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

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Death Benefit

The contract provides for a Death Benefit equal to the Accumulation Value.  The Death Benefit is calculated as of the date we receive Proof of Death of the Annuitant.  Subject to state law, the Death Benefit is payable upon our receipt of Proof of Death and all required claim forms, provided that the Accumulation Value of the contract has not been applied to an Annuity Plan.  See page 27.

IMPORTANT NOTE: The Death Benefit is still payable after the Annuity Commencement Date under the Table 2 Annuity Plan.  See page 27.

Proof of Death is the documentation we deem necessary to establish death, including, but not limited to:

•         A certified copy of a death certificate;

•         A certified copy of a statement of death from the attending physician

•         A finding of a court of competent jurisdiction as to the cause of death; or

•         Any other proof we deem in our sole discretion to be satisfactory to us.

We will calculate the Death Benefit on the Business Day we receive Proof of Death.  Once we have received satisfactory Proof of Death and all required documentation necessary to process a claim, we will pay the Death Benefit within 7 days of such date.  Only one Death Benefit is payable under the contract.  The Death Benefit will be paid to the named Beneficiary.  The Owner may restrict how the Beneficiary is to receive the Death Benefit (e.g., by requiring a lump-sum payment, installment payments or that any amount be applied to an Annuity Plan).  See page 26.

Spousal Beneficiary Contract Continuation

In the case of a single life MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date, the contract is not in Lifetime Automatic Periodic Benefit Status and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value) the surviving spouse may choose to continue the contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Code.  In this situation the following will apply:

•      The surviving spouse will become the Annuitant;

•      The age of the surviving spouse will be used as the Owner’s age under the continued contract;

•      The MGWB will terminate and may not be continued; and

•      At the subsequent death of the new Owner/Annuitant (i.e., the surviving spouse), the Death Benefit must be distributed as required for non-spousal Beneficiaries described below, after which, the continued contract will terminate.

Because the MGWB will terminate in this situation, a surviving spouse should carefully consider the value of other benefits offered through the contract (i.e., systematic withdrawals and Annuity Plan payments) when choosing whether it is appropriate in their particular circumstances to continue the contract rather than receive the Death Benefit.

In the case of a Joint and Survivor MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value), the surviving spouse may choose to continue the contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Code.  In this situation the following will apply:

•      The surviving spouse will become the Annuitant;

•      On the day the contract is continued, the MGWB Base will be set equal to the MGWB Base existing at the time of the deceased Annuitant’s death, reduced pro rata for any Withdrawals taken since the deceased Annuitant’s death;

•      Any Withdrawals taken in the Contract Year in which the contract is continued will be included in determining whether any Excess Withdrawals have been taken in that Contract Year as well as used in calculating any pro rata reductions of the MGWB Base;

•      On the day the contract is continued, the MAW Percentage will be set equal to the MAW Percentage existing at the time of the deceased Annuitant’s death;

•      If the Lifetime Withdrawal Phase has not yet begun, eligibility to enter the Lifetime Withdrawal Phase will be continue to be based on the deceased Annuitant’s age (as if he or she were still living); and

•      If the Lifetime Withdrawal Phase has not yet begun, the applicable MAW Percentage will continue to be based on the deceased Annuitant’s age (as if he or she were still living) and the continuing spouse’s age at the time the Lifetime Withdrawal Phase begins.

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If the deceased Annuitant’s spouse does not choose to continue the contract, the Minimum Guaranteed Withdrawal Benefit will terminate and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries.  If the deceased Annuitant’s spouse has attained age 90 on the date of the Annuitant’s death, the deceased Annuitant’s spouse may not choose to continue the contract and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries.

Payment of the Proceeds to a Spousal or Non-spousal Beneficiary

Subject to any payment restrictions imposed by the Owner, the Beneficiary may receive the Death Benefit in one lump sum or installments, provided the Death Benefit is distributed to the Beneficiary within 5 years of the Owner’s death.  The Beneficiary has until 1 year after the Owner’s death to decide to apply the Death Benefit to an Annuity Plan.  If the Death Benefit is applied to an Annuity Plan, the Beneficiary will be deemed to be the Annuitant, and the Annuity Payments must:

•         Be distributed in substantially equal installments over the life of such Beneficiary or over a period not extending beyond the life expectancy of such Beneficiary; and

•         Begin no later than 1 year after the Owner’s date of death.

If we do not receive a request to apply the Death Benefit to an Annuity Plan, we will make a single sum distribution to the Beneficiary.  Subject to state law conditions and requirements, the payment may generally be made into an interest bearing retained asset account, backed by our General Account, which can be accessed by the Beneficiary through a draftbook feature.  This account is not insured or guaranteed by the FDIC or any other government entity.  The Beneficiary may access the Death Benefit proceeds at any time without penalty.  For information on required distributions under federal income tax laws, see “Required Distributions upon Death (IRAs and Roth IRAs Only)” below.  Interest earned on amounts held in the interest bearing account may be less than interest paid on other settlement options, as we seek to make a profit on such interest bearing accounts.  You may be able to earn a better return elsewhere.  At the time of death benefit election, the Beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service.  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax and/or legal adviser before choosing a settlement or payment option.

The Beneficiary may elect to receive the Death Benefit in payments over a period of time based on his or her life expectancy.  These payments are sometimes referred to as stretch payments.  Stretch payments for each calendar year will vary in amount because they are based on the Accumulation Value and the Beneficiary’s remaining life expectancy.  The first stretch payment must be made by the first anniversary of the Owner’s date of death.  Each succeeding stretch payment is required to be made by December 31st of each calendar year.  Stretch payments are subject to the same conditions and limitations as systematic Withdrawals.  See page 23.  The rules for, and tax consequences of, stretch payments are complex and contain conditions and exceptions not covered in this prospectus.  You should consult a tax and/or legal adviser for advice about the effect of federal income tax laws, state laws or other tax laws affecting the contract, or any transactions involving the contract.

Death Benefit Once Annuity Payments Have Begun

There is no Death Benefit once the Owner decides to begin receiving Annuity Payments, except under the Table 2 Annuity Plan for a Roth IRA (see below).  In the event that the Annuitant dies before all guaranteed Annuity Payments have been made pursuant to any applicable Annuity Plan, we will continue to make the Annuity Payments until all such guaranteed payments have been made.  The Annuity Payments will be paid to the Beneficiary according to the Annuity Plan at least as frequently as before the death of the Owner or Annuitant, as applicable.

Annuity Plans and Annuity Payments

Annuity Payments

Annuity Payments are periodic payments under an Annuity Plan made by us to you, or subject to our consent in the event the payee is not a natural person, to a payee designated by you.  Annuity Payments will be made to the Owner, unless you provide Notice to Us directing otherwise.  Any change in payee will take effect as of the date we receive Notice to Us.

Annuity Commencement Date

Annuity Payments may be elected as long as the Annuitant is then living.  You can apply the Accumulation Value to an Annuity Plan on any date following the first Contract Anniversary.  We refer to the date on which Annuity Payments commence as the Annuity Commencement Date.

The Annuity Commencement Date can be no later than the January 1st on or next following the Annuitant’s 90th birthday (which date we refer to as the “Maximum Annuity Commencement Date”), unless we agree to a later date.  If you do not select a date, the Annuity Commencement Date will be the Maximum Annuity Commencement Date.

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The Annuity Plans

You may elect one of the fixed Annuity Plans described in Table 1 or Table 2 below.  In addition, you may elect another Annuity Plan we may be offering 30 days prior to the Annuity Commencement Date, the latest date by which you must provide your election.  You may change Annuity Plans at any time before the Annuity Commencement Date by providing at least 30 days prior Notice to Us.  The Annuity Plan may not be changed once Annuity Payments begin.

TABLE 1: On or Before the Maximum Annuity Commencement Date

Payments for a Period Certain

•         Annuity Payments are fixed and made in equal installments for a fixed number of years.  The number of years cannot be less than 10 or more than 30, unless otherwise required by applicable law.

Payments for Life with a Period Certain

•         Annuity Payments are fixed and made for a fixed number of years and as long thereafter as the Annuitant is living.  The number of years cannot be less than 10 or more than 30, unless otherwise required by applicable law.

Life Only Payments • Annuity Payments are fixed and made for as long as the Annuitant is living.
Joint and Last Survivor Life Payments • Annuity Payments are fixed and made for as long as either of two Annuitants is living.

TABLE 2: ONLY on the Maximum Annuity Commencement Date

Payments for Life with Surrender Right and Death Benefit

•         If your contract is a Roth IRA contract, Annuity Payments will vary and are made for as long as the Annuitant is living.

•         IMPORTANT NOTE: This Annuity Plan is designated as the default Annuity Plan under your Roth IRA contract if you do not elect another Annuity Plan.

Automatic Required Minimum Distribution Option

•         If your contract is a traditional IRA contract, Annuity Payments will vary and are made for as long as the Annuitant is living.

•         IMPORTANT NOTE: This Annuity Plan is designated as the default Annuity Plan under your IRA contract if you do not elect another Annuity Plan.

Annuity Plan Comparison Chart
Table 1					Table 2
Key: ✓ = permitted ✗ = not permitted	Payments for a Period Certain	Payments for Life with a Period Certain	Life Only Payments	Joint and Last Survivor Life Payments	Payments for Life with Surrender Right and Death Benefit	Automatic Required Minimum Distribution Option
Select another Annuity Plan after the Annuity Commencement Date	✗	✗	✗	✗	✗	✓
Monthly, quarterly, annual and semi-annual Annuity Payments	✓	✓	✓	✓	✓	✓
Change the frequency of the Annuity Payments	✗	✗	✗	✗	✗	✓
Withdrawals after the Annuity Commencement Date	✗	✗	✗	✗	✗	✓
Surrender of the contract after the Annuity Commencement Date	✗	✗	✗	✗	✓	✓
Accumulation Value remains allocated to Sub-accounts	✗	✗	✗	✗	✓	✓

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For Table 1 Annuity Plans, Annuity Payments are fixed and we determine the amount of such Annuity Payments on the Annuity Commencement Date as follows:

•         Accumulation Value; minus

•         Any premium tax that may apply; multiplied by

•         The applicable payment factor, which depends on:

>      The Annuity Plan;

>      The frequency of Annuity Payments;

>      The age of the Annuitant (and gender, where appropriate under applicable law); and

>      A net investment return of 1.0% is assumed (we may pay a higher rate at our discretion).

We use the Annuity 2000 Mortality Tables.  Portions of the tables relevant to each Annuity Plan are set forth in the contract for illustration purposes.  You can obtain information more specific to your contract by contacting Customer Service.  Contact information for Customer Service appears on page 1.

Under the Annuity Plan that provides for life only payments, if the Minimum Guaranteed Withdrawal Benefit is still in effect (see page 16) on the Annuity Commencement Date, we will pay the greater amount of:

•         The Annuity Payments (as determined per the above calculation); and

•         The Maximum Annual Withdrawal.  See page 18.

For Table 2 Annuity Plans:

For Roth IRA contracts, Annuity Payments will vary and we determine the amount of such Annuity Payments, on an annual basis beginning on the December 31 that precedes the Maximum Annuity Commencement Date (and on each December 31 thereafter), as follows:

•         Accumulation Value; divided by

•         The life expectancy of the Annuitant, which depends on the age of the Annuitant, as determined pursuant to the Single Life Expectancy Table under Treasury Regulation Section 1.401(a)(9)-9.

For Traditional IRA contracts, Annuity Payments will vary and we determine the amount of such periodic payments, on an annual basis beginning on the December 31 that precedes the Maximum Annuity Commencement Date (and on each December 31 thereafter), as follows:

•         Accumulation Value; plus

•         The actuarial present value of the Minimum Guaranteed Withdrawal Benefit determined pursuant to Treasury Regulation Section 1.401(a)(9)-6, Q&A 12; divided by

•         The distribution period, which depends on the age of the Annuitant determined pursuant to the Uniform Lifetime Table under Treasury Regulation Section 1.401(a)(9)-9.

Under the Table 2 Annuity Plans, if the Minimum Guaranteed Withdrawal Benefit is still in effect (see page 16) on the Annuity Commencement Date, we will pay the greater amount of:

•         The Annuity Payments (as determined per the above calculation); and

•         The Maximum Annual Withdrawal (see page 18), as determined beginning with the Contract Anniversary that is the Maximum Annuity Commencement Date.

If the Accumulation Value is less than $2,000 on the Annuity Commencement Date, we will pay such amount in a single lump-sum payment.

We will make the Annuity Payments in monthly installments, unless you deliver Notice to Us directing us to pay at a different frequency.  If any day that an Annuity Payment is thereafter scheduled to be paid is not a Business Day (e.g., a weekend, or the day does not exist in the given month), such Annuity Payment will be paid on the next Business Day.  Each Annuity Payment must be at least $20.   We reserve the right to make the Annuity Payments less frequently, as necessary, to make the Annuity Payments equal to at least $20.  We may also change the $2,000 and $20 minimums for new annuity elections, if allowed by law, based upon increases reflected in the Consumer Price Index for All Urban Consumers (CPI-U) since September 1, 2012.  The MGWB terminates, once you begin to receive Annuity Payments under an Annuity Plan.

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The Annuity Payments received under an Annuity Plan will not be less than the payments that would be provided from the application of the Cash Surrender Value to a single premium immediate annuity under the same annuity plan offered by us on the Annuity Commencement Date.

Upon application of the Accumulation Value to an Annuity Plan, unless you are eligible for and elect a Table 2 Annuity Plan for a Roth IRA, the contract will terminate and will cease to have any further value other than as provided under the Annuity Plan you elected.

IMPORTANT NOTE:  For contracts issued New York, Annuity Payments at the time of commencement will not be less than those that would otherwise be provided by the application of an amount to purchase any single premium immediate annuity offered by us at the time to the same class of Annuitants.  If no single premium immediate annuity is offered by us at the time Annuity Payments under the contract would otherwise commence, such Annuity Payments will not be less than those that would otherwise be provided by applying reasonable current market single premium immediate annuity rates to the same amount.

Death of the Annuitant

In the event the Annuitant dies on or after the Annuity Commencement Date, but before all Annuity Payments have been made pursuant to the applicable Annuity Plan, we will continue the Annuity Payments until all guaranteed Annuity Payments have been made.  The Annuity Payments will be paid at least as frequently (and at least as rapidly) as before the Annuitant’s death until the end of any guaranteed period certain.  We may require satisfactory Proof of Death in regard to the Annuitant before continuing the Annuity Payments.

Under the Table 2 Annuity Plans, so long as the MGWB is not in the Lifetime Automatic Periodic Benefit Status (see page 21), the Beneficiary will be entitled to the Death Benefit (see page 25) according to one of the following:

•         In a lump sum on or before the end of the calendar year in which the Annuitant’s death occurs; or

•         Periodic payments, in the same frequency and at least as rapidly as under this Annuity Plan at the time of death, equal to, on an annual basis as determined on the December 31 immediately preceding the Contract Year in which the payments will be made, the Accumulation Value divided by the remaining life expectancy of the Annuitant at the time of death (or the life expectancy of the Beneficiary at the time of the Annuitant’s death if shorter).  Life expectancy is determined pursuant to the Single Life Table under Treasury Regulation Section 1.401(a)(9)-9.

Beneficiaries should consult with a tax and/or legal adviser about how life expectancy is determined under the Treasury Regulation cited above and the impact of that determination will have on the amount of available periodic payments.

On each December 31 following the first periodic payment of the Death Benefit (the amount of which is determined as per the above), we will recalculate the periodic payment using the remaining Accumulation Value and the life expectancy factor used in calculating the amount of the prior periodic payment reduced by one.

Other Important Information

Reports to Contract Owners

We will confirm purchase, transfer and Withdrawal transactions usually within 5 Business Days of processing any such transaction.  At least once a year, we will send you, without charge, a report showing the current Accumulation Value and Cash Surrender Value, as well as amounts deducted from, or added to, the Accumulation Value since the last report.  This report will show your allocation of the Accumulation Value to the Sub-account(s), as well as any other information that is required by law or regulation.  We may also send you a quarterly statement showing these same values as of the end of the calendar quarter.

In addition, we will provide you with any other reports, notices or documents that we are required by applicable law to furnish to you.  We will send these reports to you at your last known address within 60 days after the report date.

Suspension of Payments

We reserve the right to suspend or postpone the date of any payment or determination of any value under the contract, beyond the 7 permitted days by applicable law, on any Business Day when:

•         The NYSE is closed for trading; or

•         An emergency exists as determined by the SEC so that the sale of securities held in Variable Annuity Account B may not reasonably occur or so that the Company may not reasonably determine the value of Variable Annuity Account B’s net assets.

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During such times, we may delay:

•         Determination and payment of the Cash Surrender Value.  See page 22;

•         Determination and payment of the Death Benefit.  See page 25;

•         Allocation changes to the Accumulation Value; or

•         Application of the Accumulation Value under an Annuity Plan.  See page 26.

Deferred payments may include interest that is required by applicable state law.

Misstatement Made by Owner in Connection with Purchase of the Contract

We may require proof of the age and/or sex of the person upon whose life the MGWB, Death Benefit or Annuity Payments are determined.  If the Owner misstates the age or sex of such person, we reserve the right to adjust (either upward or downward) these payments based on the correct age or sex.  If an upward adjustment to your benefit payment is required, we will include an amount in your next benefit payment representing the past underpayments by us, with interest credited at a rate of 1.5% annually (where permitted).  If a downward adjustment to your benefit payment is required, we will make a deduction from future benefit payments until the past overpayments by us, plus interest at 1.5% annually (where permitted), has been repaid in full by you.

We reserve the right (where permitted) to void the contract and return the Cash Surrender Value in the event of any material misrepresentation made by the Owner in connection with the purchase of the contract.

Assignment

Traditional IRA and Roth IRA contracts may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose.

Contract Changes

We have the right to amend, make changes to or modify the contract if required by law, including any amendment, change or modification necessary to continue to qualify such contract as an annuity contract under applicable law.  Any such amendment, change or modification must be in writing.  An endorsement added to comply with applicable law does not require your consent but is subject to regulatory approval.  Any such amendments, changes or modifications will apply uniformly to all contracts affected.

Right to Examine and Return the Contract

Subject to state law, you may return the contract for any reason or no reason at all within 15 days of receipt (or 30 days if the contract is a replacement contract as defined by applicable state law) and receive the Accumulation Value plus any charges we have deducted, which amount may be more or less than the Premium paid because of the investment performance of the Sub-account into which the Premium is allocated.  During the Right to Examine Period, your Premium will be allocated to the Sub-account that invests in the Voya Government Money Market Portfolio, and at the end of the Right to Examine Period your Accumulation Value will automatically be reallocated to the Sub-account that invests in the Voya Retirement Moderate Portfolio.  For contracts issued in California, if you are age 60 or older on the date the application was signed, you may direct us to allocate your Premium to the Voya Retirement Moderate Portfolio during the Right to Examine Period rather than to the Voya Government Money Market Portfolio.

If you decide to return the contract, you must deliver it to:

•         Us at Customer Service (the address is specified on page 1); or

•         To your agent/registered representative.

Non-Waiver

We may, in our discretion, elect not to exercise a right, privilege or option under the contract.  Such election will not constitute our waiver of the right to exercise such right, privilege or option at a later date, nor will it constitute a waiver of any provision of the contract.

Special Arrangements

We may reduce or waive any contract fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates.  We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.  Any reduction or waiver will be applied in a non-discriminatory manner.

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Administrative Procedures

We may accept a request for customer service related to the contract in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements.  We will process your request at the Accumulation Value as it is next determined only after you have met all administrative requirements.  Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile Withdrawal request form), even if appropriate identifying information is provided.

Other Contracts

We and our affiliates offer various other products with different features and terms than those found in the contract, which may offer the same Sub-account(s).  These products may have different benefits, fees and charges, and may or may not better match your needs.  Please consult your agent/registered representative if you are interested in learning more information about these other products.

Selling the Contract

Our affiliate, Directed Services LLC, One Orange Way, Windsor, CT  06095 is the principal underwriter and distributor of the contract, as well as of contracts issued by our affiliates, Voya Insurance and Annuity Company and ReliaStar Life Insurance Company of New York.  Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc., or FINRA.

Directed Services LLC does not retain any commissions or compensation that we pay to it for contract sales.  Directed Services LLC enters into selling agreements with affiliated, including Voya Financial Advisors, Inc., and unaffiliated broker/dealers to sell the contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”).  Selling firms are also registered with the SEC and are FINRA member firms.

Directed Services LLC pays selling firms compensation for the promotion and sale of the contracts.  Registered representatives of the selling firms who solicit sales of the contracts typically receive a portion of the compensation paid by Directed Services LLC to such selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative.  This compensation, as well as other incentives or payments, is not paid directly by the Owners of the contract or by Variable Annuity Account B.  We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the contracts.

Directed Services LLC pays selling firms for contract sales according to one or more schedules.  This compensation is generally based on a percentage of Premium payments.  Selling firms may receive commissions of up to 0.50% of Premium.  In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of the values of contracts sold through such selling firm.  Individual representatives may receive all or a portion of the compensation paid to their selling firm, depending on such selling firm’s practices.  Commissions and annual compensation, when combined with additional compensation or reimbursement of expenses (as more fully described below), could exceed 0.50% of Premium.

Directed Services LLC has special compensation arrangements with certain selling firms based on such firms’ aggregate or anticipated sales of the contracts or other specified criteria.  These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors.  Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers.  These amounts may include:

•         Marketing/distribution allowances which may be based on the percentages of Premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the calendar year;

•         Loans or advances of commissions in anticipation of future receipt of Premiums (i.e., a form of lending to agents/registered representatives).  These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•         Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products.  We also hold training programs from time to time at our expense;

•         Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products.  We do not hold contests based solely on the sales of the contract;

•         Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

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•         Additional cash or non-cash compensation and reimbursements permissible under existing law.  This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contract.

The following is a list of the top 25 selling firms that, during 2015, received the most total dollars of compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked from greatest to least:

1.	Signator Financial Services, Inc.	14.	Lincoln Investment Planning Inc.
2.	LPL Financial Corporation	15.	Royal Alliance Associates, Inc.
3.	Morgan Stanley Smith Barney LLC	16.	NYLIFE Securities LLC
4.	Voya Financial Advisors, Inc.	17.	Northwestern Mutual Investment Services, LLC
5.	Regulus Advisors, LLC	18.	Raymond James Financial Services, Inc.
6.	Cetera Financial Group	19.	Ameriprise Financial Services, Inc.
7.	Woodbury Financial Services, Inc.	20.	Lincoln Financial Advisors Corporation
8.	NFP Advisor Services, LLC	21.	Cadaret, Grant & Co., Inc.
9.	American Portfolios Financial Services, Inc.	22.	Lockton Financial Advisors, LLC
10.	PlanMember Securities Corporation	23.	First Allied Securities, Inc.
11.	Securities America, Inc.	24.	National Planning Corporation
12.	MetLife Securities, Inc.	25.	Oneida Wealth Management, Inc.
13.	GWN Securities, Inc.

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for contract sales within the wholesale/distribution channel.  This compensation may be based on a percentage of Premiums and/or a percentage of Accumulation Value.  Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts.  It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide such selling firm or registered representative a financial incentive to promote our products, such as the contract, over those of another company, and may also provide a financial incentive to promote one of our contracts over another, such as the contract.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator.  We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

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Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing or by calling (800) 366-0066.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value.  For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value.  There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

State Regulation

We are regulated by the Insurance Department of the State of Connecticut.  We are also subject to the insurance laws and regulations of all jurisdictions in which we do business.  The contract offered by this prospectus has been approved where required by such jurisdictions.  We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business to allow regulators to assess our solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Directed Services LLC’s ability to distribute the contract or upon the Separate Account.

Litigation.  Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

Regulatory Matters.  As with other financial services companies, the Company and its affiliates, including Directed Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

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The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment.  It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Federal Tax Considerations

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes.  This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain.  You should keep the following in mind when reading this section:

•         Your tax position (or the tax position of the designated Beneficiary, as applicable) determines the federal taxation of amounts held, or paid out, under the contract;

•         Tax laws change.  It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•         This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, taxes of any foreign jurisdiction or any other tax provisions;

•         We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•         No assurance can be given that the Internal Revenue Service, or IRS, would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice.  No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary.  You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other taxes affecting the contract or any transactions involving the contract.

Qualified Contracts

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs to special favorable income tax treatment under Section 408A or 408A of the Tax Code.  Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRA qualification requirements.

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Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.  Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.  Also, distributions from IRAs, individual retirement accounts and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA.  Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA only once in any 12 month period. Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. Beginning In 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over another IRA distribution the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract, the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•          Contributions in excess of specified limits;

•         Distributions before age 59½ (subject to certain exceptions);

•         Distributions that do not confirm to specified commencement and minimum distribution rules; and

•         Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, participants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation.  The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

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Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code.  We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

Distributions – General

Certain tax rules apply to distributions from the contract.  A distribution is any amount taken from your contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds.  We report the gross and taxable portions of all distributions to the IRS.

IRAs.  All distributions from an IRA are taxed as received unless either one of the following is true:

•         The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•         You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to the rules detailed in the Tax Code.

10% Additional Tax.  The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with an IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:

•         You have attained age 59½;

•         You have become disabled, as defined in the Tax Code;

•         You have died and the distribution is to the Beneficiary;

•         You have separated from service with the plan sponsor at or after age 55;

•         The distribution amount is directly transferred into another eligible retirement plan or to an IRA or Roth IRA in accordance with the terms of the Code;

•         The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•         You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated Beneficiary;

•         The distribution is paid directly to the government in accordance with an IRS levy;

•         The withdrawal amount is paid to an alternate payee under a Qualified Domestic relations Order (“QDRO”); or

•         The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code.  The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth IRA. A partial or full distribution of premium payments to a Roth IRA account and earnings credited on those premium payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth IRA account is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>      The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>      If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>      The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your Beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

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Lifetime Required Minimum Distributions (IRAs Only)

To avoid certain tax penalties, you and any designated Beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code.  These rules may dictate the following:

•         The start date for distributions;

•         The time period in which all amounts in your contract(s) must be distributed; and

•         Distribution amounts.

Start Date.  Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½..

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•         Over your life or the joint lives of you and your designated Beneficiary; or

•         Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts.  The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit.

50% Excise Tax.  If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime.  Further information regarding required minimum distributions may be found in your contract.

Required Distributions upon Death (IRAs and Roth IRAs Only)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions.  Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death.  Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under your contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death.  For example, if you die on September 1, 2016, your entire balance must be distributed to the designated Beneficiary by December 31, 2021.  However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated Beneficiary, then payments may be made over either of the following time frames:

•         Over the life of the designated Beneficiary; or

•         Over a period not extending beyond the life expectancy of the designated Beneficiary.

Start Dates for Spousal Beneficiaries.  If the designated Beneficiary is your spouse, distributions must begin on or before the later of the following:

•         December 31 of the calendar year following the calendar year of your death; or

•         December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary.  If there is no designated Beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only).  In lieu of taking a distribution under these rules, if the sole designated Beneficiary is the contract owner’s surviving spouse, the spousal Beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date.  The surviving spouse will be deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

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Tax Consequences of Living Benefits

Living Benefits. Except as otherwise noted below, when a full or partial withdrawal from a contract occurs under a minimum guaranteed withdrawal benefit rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the MGWB provision could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.  Please consult your tax and/or legal adviser about the tax consequences of living benefits.

Withholding

Any taxable distributions under the contract are generally subject to withholding.  Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax position.

IRAs and Roth IRAs.  Generally, you or, if applicable, a designated Beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens.  If you or your designated Beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the county of domicile and treaty status. Section 1441 may require additional documentation prior to processing any requested information.

Assignment and Other Transfers

IRAs and Roth IRAs.  The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances.  Adverse tax consequences may result if you assign or transfer your interest in such a contract to persons other than your spouse incident to a divorce.  Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit.  All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes.  Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretations thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by such means.  It is also possible that any such change could be retroactive (i.e., effective before the date of the change).  You should consult a tax and/or legal adviser with respect to legislative developments and their potential effect on the contract.

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Taxation of Company

We are taxed as a life insurance company under the Code.  The Separate Account is not a separate entity from us.  Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to Variable Annuity Account B to increase reserves under the contracts.  Because of this, under existing federal tax law, we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts.  In addition, any foreign tax credits attributable to the Separate Account will be first used to reduce any income taxes imposed on the Separate Account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the Separate Account, and we do not intend to make any provision for such taxes.  However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the Separate Account.  In this case, we may impose a charge against the Separate Account (with respect to some or all of the contracts) to set aside provisions to pay any such taxes.  We may deduct this amount from the Separate Account, including from your contract value invested in the Sub-accounts.

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Appendix 1

Option Data Table (applicable only if Joint and Survivor MGWB has been elected).  If a Joint and Survivor MGWB is elected, when the MAW is requested the MAW shall be actuarially adjusted based on the Annuitant’s and the Annuitant’s spouse’s ages on the date of the request, following the adjustment for Early Lifetime Withdrawal Commencement or Deferred Lifetime Withdrawal Commencement, if applicable, using the following Joint and Survivor Equivalency Factors:

Annuity 2000 Basic Mortality / 3% Interest Joint and Survivor Equivalency Factors
							Annuitant’s Age
Spouse’s
Age	62	63	64	65	66	67	68	69	70	71	72	73	74
20	58%	57%	55%	54%	52%	51%	49%	48%	46%	44%	43%	41%	40%
21	58%	57%	55%	54%	52%	51%	49%	48%	46%	45%	43%	42%	40%
22	59%	57%	56%	54%	53%	51%	50%	48%	47%	45%	43%	42%	40%
23	59%	58%	56%	55%	53%	51%	50%	48%	47%	45%	44%	42%	41%
24	59%	58%	56%	55%	53%	52%	50%	49%	47%	45%	44%	42%	41%
25	60%	58%	57%	55%	54%	52%	51%	49%	47%	46%	44%	43%	41%
26	60%	59%	57%	56%	54%	52%	51%	49%	48%	46%	44%	43%	41%
27	61%	59%	58%	56%	54%	53%	51%	50%	48%	46%	45%	43%	42%
28	61%	59%	58%	56%	55%	53%	52%	50%	48%	47%	45%	43%	42%
29	61%	60%	58%	57%	55%	54%	52%	50%	49%	47%	45%	44%	42%
30	62%	60%	59%	57%	56%	54%	52%	51%	49%	47%	46%	44%	43%
31	62%	61%	59%	58%	56%	54%	53%	51%	49%	48%	46%	44%	43%
32	63%	61%	60%	58%	56%	55%	53%	52%	50%	48%	47%	45%	43%
33	63%	62%	60%	59%	57%	55%	54%	52%	50%	49%	47%	45%	44%
34	64%	62%	61%	59%	57%	56%	54%	52%	51%	49%	47%	46%	44%
35	64%	63%	61%	60%	58%	56%	55%	53%	51%	49%	48%	46%	44%
36	65%	63%	62%	60%	58%	57%	55%	53%	52%	50%	48%	46%	45%
37	65%	64%	62%	61%	59%	57%	56%	54%	52%	50%	49%	47%	45%
38	66%	64%	63%	61%	59%	58%	56%	54%	53%	51%	49%	47%	46%
39	67%	65%	63%	62%	60%	58%	57%	55%	53%	51%	50%	48%	46%
40	67%	66%	64%	62%	61%	59%	57%	55%	54%	52%	50%	48%	47%
41	68%	66%	65%	63%	61%	60%	58%	56%	54%	52%	51%	49%	47%
42	69%	67%	65%	64%	62%	60%	58%	57%	55%	53%	51%	49%	48%
43	69%	68%	66%	64%	63%	61%	59%	57%	55%	54%	52%	50%	48%
44	70%	68%	67%	65%	63%	62%	60%	58%	56%	54%	52%	51%	49%
45	71%	69%	67%	66%	64%	62%	60%	59%	57%	55%	53%	51%	49%
46	71%	70%	68%	66%	65%	63%	61%	59%	57%	56%	54%	52%	50%
47	72%	71%	69%	67%	65%	64%	62%	60%	58%	56%	54%	53%	51%
48	73%	71%	70%	68%	66%	64%	63%	61%	59%	57%	55%	53%	51%
49	74%	72%	71%	69%	67%	65%	63%	62%	60%	58%	56%	54%	52%
50	75%	73%	71%	70%	68%	66%	64%	62%	61%	59%	57%	55%	53%
51	75%	74%	72%	71%	69%	67%	65%	63%	61%	59%	57%	56%	54%
52	76%	75%	73%	71%	70%	68%	66%	64%	62%	60%	58%	56%	54%
53	77%	76%	74%	72%	71%	69%	67%	65%	63%	61%	59%	57%	55%
54	78%	77%	75%	73%	71%	70%	68%	66%	64%	62%	60%	58%	56%
55	79%	77%	76%	74%	72%	71%	69%	67%	65%	63%	61%	59%	57%
56	80%	78%	77%	75%	73%	72%	70%	68%	66%	64%	62%	60%	58%
57	81%	79%	78%	76%	74%	73%	71%	69%	67%	65%	63%	61%	59%
58	82%	80%	79%	77%	75%	74%	72%	70%	68%	66%	64%	62%	60%
59	83%	81%	80%	78%	76%	75%	73%	71%	69%	67%	65%	63%	61%
60	83%	82%	81%	79%	77%	76%	74%	72%	70%	68%	66%	64%	62%

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Appendix 1 (continued) Annuity 2000 Basic Mortality / 3% Interest Joint and Survivor Equivalency Factors (continued)
							Annuitant’s Age
Spouse’s
Age	62	63	64	65	66	67	68	69	70	71	72	73	74
61	84%	83%	82%	80%	78%	77%	75%	73%	71%	69%	67%	65%	63%
62	85%	84%	83%	81%	79%	78%	76%	74%	72%	70%	68%	66%	64%
63	86%	85%	83%	82%	80%	79%	77%	75%	74%	72%	70%	68%	66%
64	87%	86%	84%	83%	82%	80%	78%	77%	75%	73%	71%	69%	67%
65	88%	87%	85%	84%	83%	81%	79%	78%	76%	74%	72%	70%	68%
66	89%	87%	86%	85%	84%	82%	81%	79%	77%	75%	73%	71%	69%
67	89%	88%	87%	86%	85%	83%	82%	80%	78%	76%	75%	73%	71%
68	90%	89%	88%	87%	86%	84%	83%	81%	79%	78%	76%	74%	72%
69	91%	90%	89%	88%	87%	85%	84%	82%	81%	79%	77%	75%	73%
70	92%	91%	90%	89%	87%	86%	85%	83%	82%	80%	78%	77%	75%
71	92%	91%	90%	89%	88%	87%	86%	84%	83%	81%	80%	78%	76%
72	93%	92%	91%	90%	89%	88%	87%	86%	84%	83%	81%	79%	77%
73	93%	93%	92%	91%	90%	89%	88%	87%	85%	84%	82%	80%	79%
74	94%	93%	93%	92%	91%	90%	89%	88%	86%	85%	83%	82%	80%
75	95%	94%	93%	92%	92%	91%	90%	89%	87%	86%	85%	83%	81%
76	95%	95%	94%	93%	92%	91%	91%	89%	88%	87%	86%	84%	83%
77	96%	95%	94%	94%	93%	92%	91%	90%	89%	88%	87%	85%	84%
78	96%	95%	95%	94%	94%	93%	92%	91%	90%	89%	88%	87%	85%
79	96%	96%	95%	95%	94%	94%	93%	92%	91%	90%	89%	88%	86%
80	97%	96%	96%	95%	95%	94%	93%	93%	92%	91%	90%	89%	87%
81	97%	97%	96%	96%	95%	95%	94%	93%	93%	92%	91%	90%	88%
82	97%	97%	97%	96%	96%	95%	95%	94%	93%	92%	92%	91%	89%
83	98%	97%	97%	97%	96%	96%	95%	95%	94%	93%	92%	91%	90%
84	98%	98%	97%	97%	97%	96%	96%	95%	95%	94%	93%	92%	91%
85	98%	98%	98%	97%	97%	97%	96%	96%	95%	94%	94%	93%	92%
86	98%	98%	98%	98%	97%	97%	97%	96%	96%	95%	94%	94%	93%
87	99%	98%	98%	98%	98%	97%	97%	97%	96%	96%	95%	94%	94%
88	99%	99%	98%	98%	98%	98%	97%	97%	96%	96%	96%	95%	94%
89	99%	99%	99%	98%	98%	98%	98%	97%	97%	96%	96%	95%	95%
90	99%	99%	99%	99%	98%	98%	98%	98%	97%	97%	96%	96%	95%

For ages not shown, appropriate factors will be provided.

Example:

Assume that the Annuitant is age 64 when she elects to begin receiving MAW payments and that at age 65 she would be eligible to receive single life MAW payments equal to $12,000 annually.  Also assume she elects a Joint and Survivor MGWB and her spouse is age 66.  Using these assumptions, after adjustment of the single life MAW amount at age 65 for Early Lifetime Withdrawal Commencement (see page 19) and application of the above Joint and Survivor Equivalency Factors, the Annuitant and her spouse will be entitled to MAW payments each year in the amount of $9,804.  ($12,000 * 0.95 (the percentage reduction for Early Lifetime Withdrawal Commencement at age 64) = $11,400;  $11,400 * 0.86 (the applicable Joint and Survivor Equivalency Factor for an Annuitant age 64 and a spouse age 66) = $9,804.)

As shown in this example, when making adjustments to the MAW, the MAW amount is first determined at the Annuitant’s age 65, that amount is then adjusted for Early or Deferred Lifetime Withdrawal Commencement, and then there is a subsequent adjustment using the Equivalency Factors above if a Joint and Survivor MGWB is elected.

41

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42

Statement of Additional Information

Table of Contents

        Item

•         General Information and History

•         Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

•         Offering and Purchase of Contracts

•         Accumulation Unit Value

•         Sales Material and Advertising

•         Experts

•         Financial Statements of the Separate Account (Variable Annuity Account B) of Voya Retirement Insurance and Annuity Company

•         Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company

Please tear off, complete and return the form below to request, free of charge, a Statement of Additional Information for the contract offered under this prospectus.  Send the completed form to Customer Service at P.O. Box 10450, Des Moines, IA, 50306-0450.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR VARIABLE ANNUITY ACCOUNT B, VOYA express RETIREMENT VARIABLE ANNUITY (333-167182).

Please Print or Type:

_________________________________________________

Name

_________________________________________________

Street Address

_________________________________________________

City, State, Zip

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

43

PART B

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Voya express Retirement Variable Annuity

Statement of Additional Information

Dated

June 24, 2016

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated June 24, 2016.

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

P.O. Box 10450

Des Moines, IA 50306-0450

(888) 854-5950

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits.   All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.  From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company.  However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the Contract.  (See “Fees and Expenses” in the prospectus).

The assets of the Separate Account are held by the Company.  The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “Contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B  is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the Contract may be allocated to one or more of the Sub-accounts. Each Sub-account invests in the shares of only one of the Funds offered under the Contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts, or under all plans.

A complete description of each Fund, including its investment objective, policies, risks and fees and expenses, is contained in the Fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Directed Services, LLC serves as the principal underwriter for contracts. Directed Services, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Directed Services, LLC is also a member of the Financial Industry Regulatory Authority, Inc., or FINRA. Directed Services, LLC’s principal office is located at One Orange Way, Windsor, CT 06095. Directed Services, LLC offers the securities under the Contracts on a continuous basis. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “The Annuity Contract” and “Contract Purchase Requirements.”

2

Compensation paid to the principal underwriter, Directed Services, LLC, for the years ending December 31, 2015, 2014 and 2013 amounted to $6,144, $6,443 and $6,306, respectively. These amounts reflect compensation paid to Directed Services, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below.  The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the fees and expenses for the Contract and are for illustration purposes only.  For AUV’s calculated for this Contract, please see the Condensed Financial Information in the prospectus.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

3

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the sub-accounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the sub-account being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life sub-accounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2015, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

4

FINANCIAL STATEMENTS
Variable Annuity Account B of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2015
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2015

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants of
Voya Retirement Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2015, of Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (the “Account”), and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2015 and 2014. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity Account B of Voya Retirement Insurance and Annuity Company at December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2015 and 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 14, 2016

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2
Assets
Investments in mutual funds
at fair value	$928	$1,370	$134	$118	$40
Total assets	928	1,370	134	118	40
Net assets	$928	$1,370	$134	$118	$40

Net assets
Accumulation units	$879	$1,118	$134	$118	$40
Contracts in payout (annuitization)	49	252	—	—	—
Total net assets	$928	$1,370	$134	$118	$40

Total number of mutual fund shares	16,191	40,476	1,977	2,613	2,221

Cost of mutual fund shares	$738	$1,163	$152	$130	$43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Federated Fund for U.S. Government Securities II - Primary Shares	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares	Federated Managed Tail Risk Fund II - Primary Shares
Assets
Investments in mutual funds
at fair value	$983	$589	$3,031	$1,260	$2,722
Total assets	983	589	3,031	1,260	2,722
Net assets	$983	$589	$3,031	$1,260	$2,722

Net assets
Accumulation units	$983	$589	$2,999	$1,260	$2,674
Contracts in payout (annuitization)	—	—	32	—	48
Total net assets	$983	$589	$3,031	$1,260	$2,722

Total number of mutual fund shares	492,887	54,159	476,645	72,331	532,762

Cost of mutual fund shares	$1,023	$606	$2,956	$1,166	$3,139

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Federated Managed Volatility Fund II	Federated Prime Money Fund II - Primary Shares	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$2,066	$873	$11,270	$12,603	$163
Total assets	2,066	873	11,270	12,603	163
Net assets	$2,066	$873	$11,270	$12,603	$163

Net assets
Accumulation units	$2,042	$866	$11,270	$12,603	$—
Contracts in payout (annuitization)	24	7	—	—	163
Total net assets	$2,066	$873	$11,270	$12,603	$163

Total number of mutual fund shares	222,405	873,056	550,822	191,678	33,006

Cost of mutual fund shares	$2,034	$873	$12,459	$8,435	$185
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Assets
Investments in mutual funds
at fair value	$3,092	$38,170	$19,508	$491	$2,294
Total assets	3,092	38,170	19,508	491	2,294
Net assets	$3,092	$38,170	$19,508	$491	$2,294

Net assets
Accumulation units	$3,092	$38,170	$19,508	$491	$2,294
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,092	$38,170	$19,508	$491	$2,294

Total number of mutual fund shares	162,052	1,125,296	94,500	39,691	129,779

Cost of mutual fund shares	$3,017	$29,544	$13,057	$492	$2,526

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA
Assets
Investments in mutual funds
at fair value	$8	$1,746	$114	$5	$314
Total assets	8	1,746	114	5	314
Net assets	$8	$1,746	$114	$5	$314

Net assets
Accumulation units	$8	$1,746	$—	$5	$—
Contracts in payout (annuitization)	—	—	114	—	314
Total net assets	$8	$1,746	$114	$5	$314

Total number of mutual fund shares	280	74,980	1,481	122	10,726

Cost of mutual fund shares	$8	$1,311	$110	$5	$242

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,352	$2,482	$595	$584	$58,918
Total assets	1,352	2,482	595	584	58,918
Net assets	$1,352	$2,482	$595	$584	$58,918

Net assets
Accumulation units	$1,352	$2,482	$595	$584	$38,568
Contracts in payout (annuitization)	—	—	—	—	20,350
Total net assets	$1,352	$2,482	$595	$584	$58,918

Total number of mutual fund shares	63,427	208,061	39,017	68,281	4,178,550

Cost of mutual fund shares	$1,570	$2,876	$840	$693	$50,070

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives Portfolio - Class A	Voya Global Perspectives Portfolio - Class I	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$98,386	$143	$42	$3,420	$127,018
Total assets	98,386	143	42	3,420	127,018
Net assets	$98,386	$143	$42	$3,420	$127,018

Net assets
Accumulation units	$91,055	$143	$42	$3,420	$121,530
Contracts in payout (annuitization)	7,331	—	—	—	5,488
Total net assets	$98,386	$143	$42	$3,420	$127,018

Total number of mutual fund shares	7,858,303	14,486	4,226	366,522	6,612,102

Cost of mutual fund shares	$101,007	$154	$46	$3,852	$118,497

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$8,185	$2,617	$7,762	$2,542	$4,082
Total assets	8,185	2,617	7,762	2,542	4,082
Net assets	$8,185	$2,617	$7,762	$2,542	$4,082

Net assets
Accumulation units	$8,185	$2,617	$5,662	$2,542	$4,082
Contracts in payout (annuitization)	—	—	2,100	—	—
Total net assets	$8,185	$2,617	$7,762	$2,542	$4,082

Total number of mutual fund shares	736,080	237,937	535,343	288,508	310,635

Cost of mutual fund shares	$8,387	$2,718	$6,873	$2,664	$3,319

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,257	$4,363	$86	$315	$1,874
Total assets	3,257	4,363	86	315	1,874
Net assets	$3,257	$4,363	$86	$315	$1,874

Net assets
Accumulation units	$3,257	$4,363	$86	$315	$1,874
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,257	$4,363	$86	$315	$1,874

Total number of mutual fund shares	255,250	379,715	6,481	34,315	205,516

Cost of mutual fund shares	$2,902	$4,391	$77	$357	$2,035

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,926	$774	$4,168	$10,760	$1,426
Total assets	1,926	774	4,168	10,760	1,426
Net assets	$1,926	$774	$4,168	$10,760	$1,426

Net assets
Accumulation units	$1,926	$774	$4,168	$8,979	$1,426
Contracts in payout (annuitization)	—	—	—	1,781	—
Total net assets	$1,926	$774	$4,168	$10,760	$1,426

Total number of mutual fund shares	163,610	66,111	117,081	706,040	94,510

Cost of mutual fund shares	$1,908	$744	$3,813	$10,426	$1,598

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$5,050	$978	$1,593	$6,190	$2,711
Total assets	5,050	978	1,593	6,190	2,711
Net assets	$5,050	$978	$1,593	$6,190	$2,711

Net assets
Accumulation units	$5,050	$978	$1,593	$6,190	$2,711
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,050	$978	$1,593	$6,190	$2,711

Total number of mutual fund shares	498,027	37,911	117,727	459,882	153,363

Cost of mutual fund shares	$5,308	$1,076	$2,215	$8,387	$2,799

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$998	$29,174	$5,095	$2,301	$348
Total assets	998	29,174	5,095	2,301	348
Net assets	$998	$29,174	$5,095	$2,301	$348

Net assets
Accumulation units	$998	$29,174	$5,095	$2,301	$348
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$998	$29,174	$5,095	$2,301	$348

Total number of mutual fund shares	57,074	1,116,490	385,390	181,046	25,721

Cost of mutual fund shares	$1,130	$29,577	$5,304	$2,069	$393

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Money Market Portfolio - Class I	Voya Money Market Portfolio - Class S	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$41,143	$44	$17,581	$66	$3,800
Total assets	41,143	44	17,581	66	3,800
Net assets	$41,143	$44	$17,581	$66	$3,800

Net assets
Accumulation units	$39,338	$44	$15,969	$—	$3,800
Contracts in payout (annuitization)	1,805	—	1,612	66	—
Total net assets	$41,143	$44	$17,581	$66	$3,800

Total number of mutual fund shares	41,143,146	44,149	1,763,353	6,665	335,655

Cost of mutual fund shares	$41,143	$44	$19,946	$76	$4,092

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$7,035	$4,076	$3,158	$189	$2,823
Total assets	7,035	4,076	3,158	189	2,823
Net assets	$7,035	$4,076	$3,158	$189	$2,823

Net assets
Accumulation units	$7,035	$4,076	$3,158	$189	$2,823
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,035	$4,076	$3,158	$189	$2,823

Total number of mutual fund shares	615,442	360,994	286,045	16,695	251,629

Cost of mutual fund shares	$7,638	$4,518	$3,219	$196	$3,146

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4,849	$2,297	$744	$1,087	$68,652
Total assets	4,849	2,297	744	1,087	68,652
Net assets	$4,849	$2,297	$744	$1,087	$68,652

Net assets
Accumulation units	$4,849	$2,297	$744	$1,087	68,652
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,849	$2,297	$744	$1,087	$68,652

Total number of mutual fund shares	175,890	103,402	46,400	71,655	1,655,462

Cost of mutual fund shares	$4,918	$2,151	$685	$1,026	$67,842

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,458	$67,773	$12,897	$42,681	$38,458
Total assets	3,458	67,773	12,897	42,681	38,458
Net assets	$3,458	$67,773	$12,897	$42,681	$38,458

Net assets
Accumulation units	$3,458	$65,261	$11,879	$42,681	$33,238
Contracts in payout (annuitization)	—	2,512	1,018	—	5,220
Total net assets	$3,458	$67,773	$12,897	$42,681	$38,458

Total number of mutual fund shares	183,035	3,771,479	1,197,455	4,026,538	446,460

Cost of mutual fund shares	$3,313	$55,946	$14,171	$36,269	$29,236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$12,870	$6,108	$8,840	$7,962	$1,517
Total assets	12,870	6,108	8,840	7,962	1,517
Net assets	$12,870	$6,108	$8,840	$7,962	$1,517

Net assets
Accumulation units	$12,099	$4,669	$7,733	$6,058	$—
Contracts in payout (annuitization)	771	1,439	1,107	1,904	1,517
Total net assets	$12,870	$6,108	$8,840	$7,962	$1,517

Total number of mutual fund shares	1,149,089	499,389	664,653	626,910	54,558

Cost of mutual fund shares	$12,219	$5,573	$6,526	$6,617	$1,340

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I	Voya Euro STOXX 50® Index Portfolio - Class I	Voya Global Value Advantage Portfolio - Class I	Voya Global Value Advantage Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$215,524	$31	$44	$2,698	$1,090
Total assets	215,524	31	44	2,698	1,090
Net assets	$215,524	$31	$44	$2,698	$1,090

Net assets
Accumulation units	$157,679	$31	$44	$2,698	$1,090
Contracts in payout (annuitization)	57,845	—	—	—	—
Total net assets	$215,524	$31	$44	$2,698	$1,090

Total number of mutual fund shares	7,661,714	3,532	4,552	301,737	122,087

Cost of mutual fund shares	$186,019	$38	$44	$2,868	$1,161

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$61,663	$6,902	$3,613	$12,589	$9
Total assets	61,663	6,902	3,613	12,589	9
Net assets	$61,663	$6,902	$3,613	$12,589	$9

Net assets
Accumulation units	$45,086	$6,902	$3,613	$10,888	$9
Contracts in payout (annuitization)	16,577	—	—	1,701	—
Total net assets	$61,663	$6,902	$3,613	$12,589	$9

Total number of mutual fund shares	2,762,688	332,797	164,429	1,395,626	1,035

Cost of mutual fund shares	$41,223	$6,123	$2,686	$13,244	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$26,934	$16,537	$39,307	$1,308	$1,090
Total assets	26,934	16,537	39,307	1,308	1,090
Net assets	$26,934	$16,537	$39,307	$1,308	$1,090

Net assets
Accumulation units	$26,489	$13,522	$39,307	$1,308	$1,090
Contracts in payout (annuitization)	445	3,015	—	—	—
Total net assets	$26,934	$16,537	$39,307	$1,308	$1,090

Total number of mutual fund shares	1,039,932	1,033,563	2,094,122	70,075	40,649

Cost of mutual fund shares	$14,047	$11,901	$39,323	$1,206	$900

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,451	$1,385	$23,383	$1,249	$5,451
Total assets	1,451	1,385	23,383	1,249	5,451
Net assets	$1,451	$1,385	$23,383	$1,249	$5,451

Net assets
Accumulation units	$1,451	$1,385	$19,379	$1,249	$5,451
Contracts in payout (annuitization)	—	—	4,004	—	—
Total net assets	$1,451	$1,385	$23,383	$1,249	$5,451

Total number of mutual fund shares	94,577	97,162	1,185,149	118,710	422,891

Cost of mutual fund shares	$1,535	$1,462	$21,478	$1,268	$5,950

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Assets
Investments in mutual funds
at fair value	$3,014	$1,647	$2,107	$2,155	$2,219
Total assets	3,014	1,647	2,107	2,155	2,219
Net assets	$3,014	$1,647	$2,107	$2,155	$2,219

Net assets
Accumulation units	$3,014	$1,647	$2,107	$2,155	$2,219
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,014	$1,647	$2,107	$2,155	$2,219

Total number of mutual fund shares	244,247	66,452	89,319	81,892	91,797

Cost of mutual fund shares	$3,146	$1,813	$2,145	$2,538	$2,538

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

Wanger USA
Assets
Investments in mutual funds
at fair value	$1,015
Total assets	1,015
Net assets	$1,015

Net assets
Accumulation units	$1,015
Contracts in payout (annuitization)	—
Total net assets	$1,015

Total number of mutual fund shares	31,977

Cost of mutual fund shares	$1,179

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$—	$17	$1	$2	$1
Expenses:
Mortality and expense risks and other charges	7	14	—	—	—
Total expenses	7	14	—	—	—
Net investment income (loss)	(7)	3	1	2	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	62	129	(7)	3	—
Capital gains distributions	5	155	32	16	2
Total realized gain (loss) on investments
and capital gains distributions	67	284	25	19	2
Net unrealized appreciation
(depreciation) of investments	(24)	(390)	(19)	(19)	(5)
Net realized and unrealized gain (loss)
on investments	43	(106)	6	—	(3)
Net increase (decrease) in net assets
resulting from operations	$36	$(103)	$7	$2	$(2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Federated Fund for U.S. Government Securities II - Primary Shares	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares	Federated Managed Tail Risk Fund II - Primary Shares
Net investment income (loss)
Investment income:
Dividends	$1	$18	$201	$—	$58
Expenses:
Mortality and expense risks and other charges	10	9	49	21	45
Total expenses	10	9	49	21	45
Net investment income (loss)	(9)	9	152	(21)	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	46	(3)	(69)	202	(68)
Capital gains distributions	4	—	—	233	5
Total realized gain (loss) on investments
and capital gains distributions	50	(3)	(69)	435	(63)
Net unrealized appreciation
(depreciation) of investments	(74)	(11)	(210)	(320)	(178)
Net realized and unrealized gain (loss)
on investments	(24)	(14)	(279)	115	(241)
Net increase (decrease) in net assets
resulting from operations	$(33)	$(5)	$(127)	$94	$(228)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Federated Managed Volatility Fund II	Federated Prime Money Fund II - Primary Shares	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$106	$—	$413	$33	$12
Expenses:
Mortality and expense risks and other charges	34	14	435	124	2
Total expenses	34	14	435	124	2
Net investment income (loss)	72	(14)	(22)	(91)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	74	—	2,119	928	2
Capital gains distributions	11	—	4,547	416	—
Total realized gain (loss) on investments
and capital gains distributions	85	—	6,666	1,344	2
Net unrealized appreciation
(depreciation) of investments	(369)	—	(7,206)	(447)	(19)
Net realized and unrealized gain (loss)
on investments	(284)	—	(540)	897	(17)
Net increase (decrease) in net assets
resulting from operations	$(212)	$(14)	$(562)	$806	$(7)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$42	$413	$402	$13	$16
Expenses:
Mortality and expense risks and other charges	33	351	286	7	22
Total expenses	33	351	286	7	22
Net investment income (loss)	9	62	116	6	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	250	3,900	813	1	206
Capital gains distributions	3	3,693	13	—	358
Total realized gain (loss) on investments
and capital gains distributions	253	7,593	826	1	564
Net unrealized appreciation
(depreciation) of investments	(173)	(7,731)	(941)	(17)	(766)
Net realized and unrealized gain (loss)
on investments	80	(138)	(115)	(16)	(202)
Net increase (decrease) in net assets
resulting from operations	$89	$(76)	$1	$(10)	$(208)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA
Net investment income (loss)
Investment income:
Dividends	$—	$—	$11	$—	$—
Expenses:
Mortality and expense risks and other charges	—	—	20	1	—
Total expenses	—	—	20	1	—
Net investment income (loss)	—	—	(9)	(1)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	246	6	6
Capital gains distributions	—	—	110	11	2
Total realized gain (loss) on investments
and capital gains distributions	—	—	356	17	8
Net unrealized appreciation
(depreciation) of investments	—	—	(435)	(10)	(7)
Net realized and unrealized gain (loss)
on investments	—	—	(79)	7	1
Net increase (decrease) in net assets
resulting from operations	$—	$—	$(88)	$6	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$3	$12	$107	$30	$41
Expenses:
Mortality and expense risks and other charges	4	13	24	5	8
Total expenses	4	13	24	5	8
Net investment income (loss)	(1)	(1)	83	25	33

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	63	(80)	(68)	(69)
Capital gains distributions	50	206	—	102	27
Total realized gain (loss) on investments
and capital gains distributions	59	269	(80)	34	(42)
Net unrealized appreciation
(depreciation) of investments	(51)	(372)	(95)	(175)	(13)
Net realized and unrealized gain (loss)
on investments	8	(103)	(175)	(141)	(55)
Net increase (decrease) in net assets
resulting from operations	$7	$(104)	$(92)	$(116)	$(22)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives Portfolio - Class A	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1,272	$3,481	$4	$1	$54
Expenses:
Mortality and expense risks and other charges	785	1,194	2	—	6
Total expenses	785	1,194	2	—	6
Net investment income (loss)	487	2,287	2	1	48

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	436	1,364	1	1	(750)
Capital gains distributions	—	—	6	2	—
Total realized gain (loss) on investments
and capital gains distributions	436	1,364	7	3	(750)
Net unrealized appreciation
(depreciation) of investments	(2,755)	(4,181)	(16)	(4)	610
Net realized and unrealized gain (loss)
on investments	(2,319)	(2,817)	(9)	(1)	(140)
Net increase (decrease) in net assets
resulting from operations	$(1,832)	$(530)	$(7)	$—	$(92)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$212	$742	$164	$43	$81
Expenses:
Mortality and expense risks and other charges	40	1,664	80	22	103
Total expenses	40	1,664	80	22	103
Net investment income (loss)	172	(922)	84	21	(22)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	4,765	907	51	494
Capital gains distributions	—	12,849	489	64	510
Total realized gain (loss) on investments
and capital gains distributions	(19)	17,614	1,396	115	1,004
Net unrealized appreciation
(depreciation) of investments	(238)	(9,961)	(1,982)	(285)	(1,121)
Net realized and unrealized gain (loss)
on investments	(257)	7,653	(586)	(170)	(117)
Net increase (decrease) in net assets
resulting from operations	$(85)	$6,731	$(502)	$(149)	$(139)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$43	$74	$54	$41	$1
Expenses:
Mortality and expense risks and other charges	33	56	43	56	1
Total expenses	33	56	43	56	1
Net investment income (loss)	10	18	11	(15)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(63)	168	190	168	1
Capital gains distributions	106	—	92	346	8
Total realized gain (loss) on investments
and capital gains distributions	43	168	282	514	9
Net unrealized appreciation
(depreciation) of investments	(108)	(335)	(384)	(620)	(9)
Net realized and unrealized gain (loss)
on investments	(65)	(167)	(102)	(106)	—
Net increase (decrease) in net assets
resulting from operations	$(55)	$(149)	$(91)	$(121)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$4	$26	$62	$27	$54
Expenses:
Mortality and expense risks and other charges	2	26	15	11	28
Total expenses	2	26	15	11	28
Net investment income (loss)	2	—	47	16	26

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(135)	54	76	372
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	(135)	54	76	372
Net unrealized appreciation
(depreciation) of investments	(11)	51	(145)	(122)	(336)
Net realized and unrealized gain (loss)
on investments	(12)	(84)	(91)	(46)	36
Net increase (decrease) in net assets
resulting from operations	$(10)	$(84)	$(44)	$(30)	$62

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$47	$2	$264	$135	$13
Expenses:
Mortality and expense risks and other charges	156	13	70	14	2
Total expenses	156	13	70	14	2
Net investment income (loss)	(109)	(11)	194	121	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	651	88	117	(272)	(39)
Capital gains distributions	2,134	284	—	709	24
Total realized gain (loss) on investments
and capital gains distributions	2,785	372	117	437	(15)
Net unrealized appreciation
(depreciation) of investments	(2,921)	(380)	(738)	(528)	4
Net realized and unrealized gain (loss)
on investments	(136)	(8)	(621)	(91)	(11)
Net increase (decrease) in net assets
resulting from operations	$(245)	$(19)	$(427)	$30	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$33	$30	$86	$15	$2
Expenses:
Mortality and expense risks and other charges	10	29	58	39	8
Total expenses	10	29	58	39	8
Net investment income (loss)	23	1	28	(24)	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	72	(75)	(491)	234	61
Capital gains distributions	140	130	472	372	131
Total realized gain (loss) on investments
and capital gains distributions	212	55	(19)	606	192
Net unrealized appreciation
(depreciation) of investments	(275)	(386)	(1,247)	(715)	(227)
Net realized and unrealized gain (loss)
on investments	(63)	(331)	(1,266)	(109)	(35)
Net increase (decrease) in net assets
resulting from operations	$(40)	$(330)	$(1,238)	$(133)	$(41)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Money Market Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$369	$113	$24	$12	$—
Expenses:
Mortality and expense risks and other charges	243	54	28	5	535
Total expenses	243	54	28	5	535
Net investment income (loss)	126	59	(4)	7	(535)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	853	176	182	16	—
Capital gains distributions	3,663	653	—	13	5
Total realized gain (loss) on investments
and capital gains distributions	4,516	829	182	29	5
Net unrealized appreciation
(depreciation) of investments	(3,458)	(1,325)	(228)	(70)	—
Net realized and unrealized gain (loss)
on investments	1,058	(496)	(46)	(41)	5
Net increase (decrease) in net assets
resulting from operations	$1,184	$(437)	$(50)	$(34)	$(530)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Money Market Portfolio - Class S	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2015 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$444	$—	$—	$114
Expenses:
Mortality and expense risks and other charges	—	52	242	1	19
Total expenses	—	52	242	1	19
Net investment income (loss)	—	392	(242)	(1)	95

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(968)	(229)	(2)	(153)
Capital gains distributions	—	493	—	—	299
Total realized gain (loss) on investments
and capital gains distributions	—	(475)	(229)	(2)	146
Net unrealized appreciation
(depreciation) of investments	—	59	(628)	(2)	(197)
Net realized and unrealized gain (loss)
on investments	—	(416)	(857)	(4)	(51)
Net increase (decrease) in net assets
resulting from operations	$—	$(24)	$(1,099)	$(5)	$44

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$131	$217	$113	$32	$—
Expenses:
Mortality and expense risks and other charges	35	58	25	17	1
Total expenses	35	58	25	17	1
Net investment income (loss)	96	159	88	15	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	109	333	18	32	—
Capital gains distributions	418	794	545	42	—
Total realized gain (loss) on investments
and capital gains distributions	527	1,127	563	74	—
Net unrealized appreciation
(depreciation) of investments	(672)	(1,381)	(731)	(150)	(7)
Net realized and unrealized gain (loss)
on investments	(145)	(254)	(168)	(76)	(7)
Net increase (decrease) in net assets
resulting from operations	$(49)	$(95)	$(80)	$(61)	$(8)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$48	$13	$21	$2	$27
Expenses:
Mortality and expense risks and other charges	19	55	25	7	11
Total expenses	19	55	25	7	11
Net investment income (loss)	29	(42)	(4)	(5)	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	73	450	191	37	184
Capital gains distributions	579	420	272	—	—
Total realized gain (loss) on investments
and capital gains distributions	652	870	463	37	184
Net unrealized appreciation
(depreciation) of investments	(749)	(1,155)	(422)	(58)	(274)
Net realized and unrealized gain (loss)
on investments	(97)	(285)	41	(21)	(90)
Net increase (decrease) in net assets
resulting from operations	$(68)	$(327)	$37	$(26)	$(74)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$1,626	$22	$1,051	$773	$—
Expenses:
Mortality and expense risks and other charges	898	31	873	182	540
Total expenses	898	31	873	182	540
Net investment income (loss)	728	(9)	178	591	(540)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,047	331	2,721	141	1,580
Capital gains distributions	5,743	519	5,447	—	6,847
Total realized gain (loss) on investments
and capital gains distributions	7,790	850	8,168	141	8,427
Net unrealized appreciation
(depreciation) of investments	(10,854)	(981)	(6,102)	(1,528)	(7,364)
Net realized and unrealized gain (loss)
on investments	(3,064)	(131)	2,066	(1,387)	1,063
Net increase (decrease) in net assets
resulting from operations	$(2,336)	$(140)	$2,244	$(796)	$523

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$566	$213	$241	$260
Expenses:
Mortality and expense risks and other charges	453	166	83	94	109
Total expenses	453	166	83	94	109
Net investment income (loss)	(453)	400	130	147	151

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,165	844	322	323	704
Capital gains distributions	5,354	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	7,519	844	322	323	704
Net unrealized appreciation
(depreciation) of investments	(3,709)	(1,833)	(550)	(679)	(979)
Net realized and unrealized gain (loss)
on investments	3,810	(989)	(228)	(356)	(275)
Net increase (decrease) in net assets
resulting from operations	$3,357	$(589)	$(98)	$(209)	$(124)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I	Voya Euro STOXX 50® Index Portfolio - Class I	Voya Global Value Advantage Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$25	$4,525	$2	$1	$20
Expenses:
Mortality and expense risks and other charges	21	2,650	—	—	22
Total expenses	21	2,650	—	—	22
Net investment income (loss)	4	1,875	2	1	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	84	11,353	(8)	1	(13)
Capital gains distributions	75	10,402	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	159	21,755	(8)	1	(13)
Net unrealized appreciation
(depreciation) of investments	(208)	(29,189)	(7)	(4)	(170)
Net realized and unrealized gain (loss)
on investments	(49)	(7,434)	(15)	(3)	(183)
Net increase (decrease) in net assets
resulting from operations	$(45)	$(5,559)	$(13)	$(2)	$(185)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Global Value Advantage Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$6	$1,060	$74	$37	$426
Expenses:
Mortality and expense risks and other charges	12	771	64	37	165
Total expenses	12	771	64	37	165
Net investment income (loss)	(6)	289	10	—	261

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	3,304	490	447	440
Capital gains distributions	—	—	1,105	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	3,304	1,595	447	440
Net unrealized appreciation
(depreciation) of investments	(71)	(3,767)	(1,798)	(597)	(940)
Net realized and unrealized gain (loss)
on investments	(72)	(463)	(203)	(150)	(500)
Net increase (decrease) in net assets
resulting from operations	$(78)	$(174)	$(193)	$(150)	$(239)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$3	$325	$291	$113	$21
Expenses:
Mortality and expense risks and other charges	1	344	214	240	20
Total expenses	1	344	214	240	20
Net investment income (loss)	2	(19)	77	(127)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	2,378	1,438	1,155	307
Capital gains distributions	—	—	—	89	19
Total realized gain (loss) on investments
and capital gains distributions	5	2,378	1,438	1,244	326
Net unrealized appreciation
(depreciation) of investments	(7)	(664)	(1,392)	(2,617)	(401)
Net realized and unrealized gain (loss)
on investments	(2)	1,714	46	(1,373)	(75)
Net increase (decrease) in net assets
resulting from operations	$—	$1,695	$123	$(1,500)	$(74)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$10	$18	$17	$130	$31
Expenses:
Mortality and expense risks and other charges	14	10	11	302	11
Total expenses	14	10	11	302	11
Net investment income (loss)	(4)	8	6	(172)	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	195	139	75	1,109	(16)
Capital gains distributions	—	113	136	3,758	3
Total realized gain (loss) on investments
and capital gains distributions	195	252	211	4,867	(13)
Net unrealized appreciation
(depreciation) of investments	(206)	(300)	(290)	(5,101)	(16)
Net realized and unrealized gain (loss)
on investments	(11)	(48)	(79)	(234)	(29)
Net increase (decrease) in net assets
resulting from operations	$(15)	$(40)	$(73)	$(406)	$(9)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya International Value Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$7	$—	$—	$—	$—
Expenses:
Mortality and expense risks and other charges	2	53	37	9	31
Total expenses	2	53	37	9	31
Net investment income (loss)	5	(53)	(37)	(9)	(31)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	125	65	50	10	129
Capital gains distributions	—	824	471	157	244
Total realized gain (loss) on investments
and capital gains distributions	125	889	521	167	373
Net unrealized appreciation
(depreciation) of investments	(83)	(839)	(510)	(174)	(381)
Net realized and unrealized gain (loss)
on investments	42	50	11	(7)	(8)
Net increase (decrease) in net assets
resulting from operations	$47	$(3)	$(26)	$(16)	$(39)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA
Net investment income (loss)
Investment income:
Dividends	$34	$—	$—
Expenses:
Mortality and expense risks and other charges	19	15	8
Total expenses	19	15	8
Net investment income (loss)	15	(15)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(74)	49	19
Capital gains distributions	209	770	156
Total realized gain (loss) on investments
and capital gains distributions	135	819	175
Net unrealized appreciation
(depreciation) of investments	(158)	(795)	(188)
Net realized and unrealized gain (loss)
on investments	(23)	24	(13)
Net increase (decrease) in net assets
resulting from operations	$(8)	$9	$(21)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Growth Fund - Class 2	Growth-Income Fund - Class 2
Net assets at January 1, 2014	$791	$1,831	$—	$96

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(3)	—	2
Total realized gain (loss) on investments
and capital gains distributions	65	186	—	13
Net unrealized appreciation (depreciation)
of investments	5	(64)	1	(4)
Net increase (decrease) in net assets resulting from
operations	63	119	1	11
Changes from principal transactions:
Total unit transactions	52	(250)	89	21
Increase (decrease) in net assets derived from
principal transactions	52	(250)	89	21
Total increase (decrease) in net assets	115	(131)	90	32
Net assets at December 31, 2014	906	1,700	90	128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	3	1	2
Total realized gain (loss) on investments
and capital gains distributions	67	284	25	19
Net unrealized appreciation (depreciation)
of investments	(24)	(390)	(19)	(19)
Net increase (decrease) in net assets resulting from
operations	36	(103)	7	2
Changes from principal transactions:
Total unit transactions	(14)	(227)	37	(12)
Increase (decrease) in net assets derived from
principal transactions	(14)	(227)	37	(12)
Total increase (decrease) in net assets	22	(330)	44	(10)
Net assets at December 31, 2015	$928	$1,370	$134	$118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Fund for U.S. Government Securities II - Primary Shares	Federated High Income Bond Fund II - Primary Shares
Net assets at January 1, 2014	$22	$936	$779	$3,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	9	11	176
Total realized gain (loss) on investments
and capital gains distributions	—	167	(2)	(14)
Net unrealized appreciation (depreciation)
of investments	(1)	(106)	13	(110)
Net increase (decrease) in net assets resulting from
operations	(1)	70	22	52
Changes from principal transactions:
Total unit transactions	10	226	(100)	(326)
Increase (decrease) in net assets derived from
principal transactions	10	226	(100)	(326)
Total increase (decrease) in net assets	9	296	(78)	(274)
Net assets at December 31, 2014	31	1,232	701	3,632

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(9)	9	152
Total realized gain (loss) on investments
and capital gains distributions	2	50	(3)	(69)
Net unrealized appreciation (depreciation)
of investments	(5)	(74)	(11)	(210)
Net increase (decrease) in net assets resulting from
operations	(2)	(33)	(5)	(127)
Changes from principal transactions:
Total unit transactions	11	(216)	(107)	(474)
Increase (decrease) in net assets derived from
principal transactions	11	(216)	(107)	(474)
Total increase (decrease) in net assets	9	(249)	(112)	(601)
Net assets at December 31, 2015	$40	$983	$589	$3,031

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Federated Kaufmann Fund II - Primary Shares	Federated Managed Tail Risk Fund II - Primary Shares	Federated Managed Volatility Fund II	Federated Prime Money Fund II - Primary Shares
Net assets at January 1, 2014	$1,940	$4,813	$2,920	$1,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	17	52	(15)
Total realized gain (loss) on investments
and capital gains distributions	311	876	300	—
Net unrealized appreciation (depreciation)
of investments	(144)	(984)	(281)	—
Net increase (decrease) in net assets resulting from
operations	143	(91)	71	(15)
Changes from principal transactions:
Total unit transactions	(349)	(971)	(384)	(67)
Increase (decrease) in net assets derived from
principal transactions	(349)	(971)	(384)	(67)
Total increase (decrease) in net assets	(206)	(1,062)	(313)	(82)
Net assets at December 31, 2014	1,734	3,751	2,607	998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	13	72	(14)
Total realized gain (loss) on investments
and capital gains distributions	435	(63)	85	—
Net unrealized appreciation (depreciation)
of investments	(320)	(178)	(369)	—
Net increase (decrease) in net assets resulting from
operations	94	(228)	(212)	(14)
Changes from principal transactions:
Total unit transactions	(568)	(801)	(329)	(111)
Increase (decrease) in net assets derived from
principal transactions	(568)	(801)	(329)	(111)
Total increase (decrease) in net assets	(474)	(1,029)	(541)	(125)
Net assets at December 31, 2015	$1,260	$2,722	$2,066	$873

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class
Net assets at January 1, 2014	$58,115	$11,910	$213	$4,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	832	(96)	9	10
Total realized gain (loss) on investments
and capital gains distributions	8	523	8	210
Net unrealized appreciation (depreciation)
of investments	3,151	788	(16)	(588)
Net increase (decrease) in net assets resulting from
operations	3,991	1,215	1	(368)
Changes from principal transactions:
Total unit transactions	(8,296)	411	(26)	(438)
Increase (decrease) in net assets derived from
principal transactions	(8,296)	411	(26)	(438)
Total increase (decrease) in net assets	(4,305)	1,626	(25)	(806)
Net assets at December 31, 2014	53,810	13,536	188	3,390

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(91)	10	9
Total realized gain (loss) on investments
and capital gains distributions	6,666	1,344	2	253
Net unrealized appreciation (depreciation)
of investments	(7,206)	(447)	(19)	(173)
Net increase (decrease) in net assets resulting from
operations	(562)	806	(7)	89
Changes from principal transactions:
Total unit transactions	(41,978)	(1,739)	(18)	(387)
Increase (decrease) in net assets derived from
principal transactions	(41,978)	(1,739)	(18)	(387)
Total increase (decrease) in net assets	(42,540)	(933)	(25)	(298)
Net assets at December 31, 2015	$11,270	$12,603	$163	$3,092

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2014	$44,181	$22,227	$582	$3,461

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	42	4	(9)
Total realized gain (loss) on investments
and capital gains distributions	3,882	1,277	(1)	498
Net unrealized appreciation (depreciation)
of investments	452	957	21	(517)
Net increase (decrease) in net assets resulting from
operations	4,354	2,276	24	(28)
Changes from principal transactions:
Total unit transactions	(6,241)	(3,472)	(70)	(434)
Increase (decrease) in net assets derived from
principal transactions	(6,241)	(3,472)	(70)	(434)
Total increase (decrease) in net assets	(1,887)	(1,196)	(46)	(462)
Net assets at December 31, 2014	42,294	21,031	536	2,999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	116	6	(6)
Total realized gain (loss) on investments
and capital gains distributions	7,593	826	1	564
Net unrealized appreciation (depreciation)
of investments	(7,731)	(941)	(17)	(766)
Net increase (decrease) in net assets resulting from
operations	(76)	1	(10)	(208)
Changes from principal transactions:
Total unit transactions	(4,048)	(1,524)	(35)	(497)
Increase (decrease) in net assets derived from
principal transactions	(4,048)	(1,524)	(35)	(497)
Total increase (decrease) in net assets	(4,124)	(1,523)	(45)	(705)
Net assets at December 31, 2015	$38,170	$19,508	$491	$2,294

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Oppenheimer Discovery Mid Cap Growth Fund/VA
Net assets at January 1, 2014	$8	$—	$2,031	$426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(11)	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	—	172	18
Net unrealized appreciation (depreciation)
of investments	—	—	43	(12)
Net increase (decrease) in net assets resulting from
operations	—	—	204	3
Changes from principal transactions:
Total unit transactions	—	—	(197)	(236)
Increase (decrease) in net assets derived from
principal transactions	—	—	(197)	(236)
Total increase (decrease) in net assets	—	—	7	(233)
Net assets at December 31, 2014	8	—	2,038	193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(9)	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	—	356	17
Net unrealized appreciation (depreciation)
of investments	—	—	(435)	(10)
Net increase (decrease) in net assets resulting from
operations	—	—	(88)	6
Changes from principal transactions:
Total unit transactions	—	—	(204)	(85)
Increase (decrease) in net assets derived from
principal transactions	—	—	(204)	(85)
Total increase (decrease) in net assets	—	—	(292)	(79)
Net assets at December 31, 2015	$8	$—	$1,746	$114

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class
Net assets at January 1, 2014	$23	$337	$1,033	$3,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	18
Total realized gain (loss) on investments
and capital gains distributions	1	15	215	(101)
Net unrealized appreciation (depreciation)
of investments	(1)	17	(103)	168
Net increase (decrease) in net assets resulting from
operations	—	31	112	85
Changes from principal transactions:
Total unit transactions	—	(30)	106	(671)
Increase (decrease) in net assets derived from
principal transactions	—	(30)	106	(671)
Total increase (decrease) in net assets	—	1	218	(586)
Net assets at December 31, 2014	23	338	1,251	3,002

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(1)	83
Total realized gain (loss) on investments
and capital gains distributions	8	59	269	(80)
Net unrealized appreciation (depreciation)
of investments	(7)	(51)	(372)	(95)
Net increase (decrease) in net assets resulting from
operations	1	7	(104)	(92)
Changes from principal transactions:
Total unit transactions	(19)	(31)	205	(428)
Increase (decrease) in net assets derived from
principal transactions	(19)	(31)	205	(428)
Total increase (decrease) in net assets	(18)	(24)	101	(520)
Net assets at December 31, 2015	$5	$314	$1,352	$2,482

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2014	$1,028	$634	$74,157	$105,513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	39	307	2,096
Total realized gain (loss) on investments
and capital gains distributions	(17)	34	416	3,131
Net unrealized appreciation (depreciation)
of investments	(82)	(96)	2,751	400
Net increase (decrease) in net assets resulting from
operations	(100)	(23)	3,474	5,627
Changes from principal transactions:
Total unit transactions	(270)	543	(8,764)	(7,791)
Increase (decrease) in net assets derived from
principal transactions	(270)	543	(8,764)	(7,791)
Total increase (decrease) in net assets	(370)	520	(5,290)	(2,164)
Net assets at December 31, 2014	658	1,154	68,867	103,349

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	33	487	2,287
Total realized gain (loss) on investments
and capital gains distributions	34	(42)	436	1,364
Net unrealized appreciation (depreciation)
of investments	(175)	(13)	(2,755)	(4,181)
Net increase (decrease) in net assets resulting from
operations	(116)	(22)	(1,832)	(530)
Changes from principal transactions:
Total unit transactions	53	(548)	(8,117)	(4,433)
Increase (decrease) in net assets derived from
principal transactions	53	(548)	(8,117)	(4,433)
Total increase (decrease) in net assets	(63)	(570)	(9,949)	(4,963)
Net assets at December 31, 2015	$595	$584	$58,918	$98,386

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Global Perspectives Portfolio - Class A	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Service Class	Voya High Yield Portfolio - Service Class
Net assets at January 1, 2014	$—	$—	$4,377	$4,441

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	1	233
Total realized gain (loss) on investments
and capital gains distributions	4	—	87	72
Net unrealized appreciation (depreciation)
of investments	5	—	(724)	(295)
Net increase (decrease) in net assets resulting from
operations	7	—	(636)	10
Changes from principal transactions:
Total unit transactions	175	53	(173)	(35)
Increase (decrease) in net assets derived from
principal transactions	175	53	(173)	(35)
Total increase (decrease) in net assets	182	53	(809)	(25)
Net assets at December 31, 2014	182	53	3,568	4,416

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	48	172
Total realized gain (loss) on investments
and capital gains distributions	7	3	(750)	(19)
Net unrealized appreciation (depreciation)
of investments	(16)	(4)	610	(238)
Net increase (decrease) in net assets resulting from
operations	(7)	—	(92)	(85)
Changes from principal transactions:
Total unit transactions	(32)	(11)	(3,476)	(911)
Increase (decrease) in net assets derived from
principal transactions	(32)	(11)	(3,476)	(911)
Total increase (decrease) in net assets	(39)	(11)	(3,568)	(996)
Net assets at December 31, 2015	$143	$42	$—	$3,420

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Net assets at January 1, 2014	$115,292	$7,884	$1,976	$9,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(992)	123	8	—
Total realized gain (loss) on investments
and capital gains distributions	14,457	596	284	1,346
Net unrealized appreciation (depreciation)
of investments	743	(4)	(160)	(204)
Net increase (decrease) in net assets resulting from
operations	14,208	715	132	1,142
Changes from principal transactions:
Total unit transactions	7,777	2,089	(707)	(1,323)
Increase (decrease) in net assets derived from
principal transactions	7,777	2,089	(707)	(1,323)
Total increase (decrease) in net assets	21,985	2,804	(575)	(181)
Net assets at December 31, 2014	137,277	10,688	1,401	9,091

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(922)	84	21	(22)
Total realized gain (loss) on investments
and capital gains distributions	17,614	1,396	115	1,004
Net unrealized appreciation (depreciation)
of investments	(9,961)	(1,982)	(285)	(1,121)
Net increase (decrease) in net assets resulting from
operations	6,731	(502)	(149)	(139)
Changes from principal transactions:
Total unit transactions	(16,990)	(2,001)	1,365	(1,190)
Increase (decrease) in net assets derived from
principal transactions	(16,990)	(2,001)	1,365	(1,190)
Total increase (decrease) in net assets	(10,259)	(2,503)	1,216	(1,329)
Net assets at December 31, 2015	$127,018	$8,185	$2,617	$7,762

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net assets at January 1, 2014	$3,496	$5,195	$4,340	$5,774

Increase (decrease) in net assets
Operations:
Net investment income (loss)	56	14	15	97
Total realized gain (loss) on investments
and capital gains distributions	124	356	339	279
Net unrealized appreciation (depreciation)
of investments	(28)	(177)	(189)	(154)
Net increase (decrease) in net assets resulting from
operations	152	193	165	222
Changes from principal transactions:
Total unit transactions	(655)	(897)	(826)	(745)
Increase (decrease) in net assets derived from
principal transactions	(655)	(897)	(826)	(745)
Total increase (decrease) in net assets	(503)	(704)	(661)	(523)
Net assets at December 31, 2014	2,993	4,491	3,679	5,251

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	18	11	(15)
Total realized gain (loss) on investments
and capital gains distributions	43	168	282	514
Net unrealized appreciation (depreciation)
of investments	(108)	(335)	(384)	(620)
Net increase (decrease) in net assets resulting from
operations	(55)	(149)	(91)	(121)
Changes from principal transactions:
Total unit transactions	(396)	(260)	(331)	(767)
Increase (decrease) in net assets derived from
principal transactions	(396)	(260)	(331)	(767)
Total increase (decrease) in net assets	(451)	(409)	(422)	(888)
Net assets at December 31, 2015	$2,542	$4,082	$3,257	$4,363
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Net assets at January 1, 2014	$82	$325	$2,803	$1,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	1	12
Total realized gain (loss) on investments
and capital gains distributions	14	(2)	(158)	113
Net unrealized appreciation (depreciation)
of investments	(4)	7	198	128
Net increase (decrease) in net assets resulting from
operations	10	7	41	253
Changes from principal transactions:
Total unit transactions	(5)	(7)	(649)	143
Increase (decrease) in net assets derived from
principal transactions	(5)	(7)	(649)	143
Total increase (decrease) in net assets	5	—	(608)	396
Net assets at December 31, 2014	87	325	2,195	2,211

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	—	47
Total realized gain (loss) on investments
and capital gains distributions	9	(1)	(135)	54
Net unrealized appreciation (depreciation)
of investments	(9)	(11)	51	(145)
Net increase (decrease) in net assets resulting from
operations	—	(10)	(84)	(44)
Changes from principal transactions:
Total unit transactions	(1)	—	(237)	(241)
Increase (decrease) in net assets derived from
principal transactions	(1)	—	(237)	(241)
Total increase (decrease) in net assets	(1)	(10)	(321)	(285)
Net assets at December 31, 2015	$86	$315	$1,874	$1,926

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class
Net assets at January 1, 2014	$1,129	$2,704	$15,358	$2,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	21	(119)	(13)
Total realized gain (loss) on investments
and capital gains distributions	94	368	3,000	544
Net unrealized appreciation (depreciation)
of investments	34	440	(2,242)	(437)
Net increase (decrease) in net assets resulting from
operations	127	829	639	94
Changes from principal transactions:
Total unit transactions	(268)	1,031	(2,617)	(552)
Increase (decrease) in net assets derived from
principal transactions	(268)	1,031	(2,617)	(552)
Total increase (decrease) in net assets	(141)	1,860	(1,978)	(458)
Net assets at December 31, 2014	988	4,564	13,380	1,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	26	(109)	(11)
Total realized gain (loss) on investments
and capital gains distributions	76	372	2,785	372
Net unrealized appreciation (depreciation)
of investments	(122)	(336)	(2,921)	(380)
Net increase (decrease) in net assets resulting from
operations	(30)	62	(245)	(19)
Changes from principal transactions:
Total unit transactions	(184)	(458)	(2,375)	(523)
Increase (decrease) in net assets derived from
principal transactions	(184)	(458)	(2,375)	(523)
Total increase (decrease) in net assets	(214)	(396)	(2,620)	(542)
Net assets at December 31, 2015	$774	$4,168	$10,760	$1,426

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2014	$6,040	$1,645	$118	$1,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	153	(2)	2	2
Total realized gain (loss) on investments
and capital gains distributions	255	106	16	181
Net unrealized appreciation (depreciation)
of investments	(197)	5	(16)	(90)
Net increase (decrease) in net assets resulting from
operations	211	109	2	93
Changes from principal transactions:
Total unit transactions	(60)	182	92	(132)
Increase (decrease) in net assets derived from
principal transactions	(60)	182	92	(132)
Total increase (decrease) in net assets	151	291	94	(39)
Net assets at December 31, 2014	6,191	1,936	212	1,041

Increase (decrease) in net assets
Operations:
Net investment income (loss)	194	121	11	23
Total realized gain (loss) on investments
and capital gains distributions	117	437	(15)	212
Net unrealized appreciation (depreciation)
of investments	(738)	(528)	4	(275)
Net increase (decrease) in net assets resulting from
operations	(427)	30	—	(40)
Changes from principal transactions:
Total unit transactions	(714)	(1,966)	(212)	(23)
Increase (decrease) in net assets derived from
principal transactions	(714)	(1,966)	(212)	(23)
Total increase (decrease) in net assets	(1,141)	(1,936)	(212)	(63)
Net assets at December 31, 2015	$5,050	$—	$—	$978

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Net assets at January 1, 2014	$4,523	$6,281	$3,107	$749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	8	(20)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(214)	338	513	119
Net unrealized appreciation (depreciation)
of investments	150	(367)	(278)	(44)
Net increase (decrease) in net assets resulting from
operations	(52)	(21)	215	71
Changes from principal transactions:
Total unit transactions	(2,109)	1,485	(128)	271
Increase (decrease) in net assets derived from
principal transactions	(2,109)	1,485	(128)	271
Total increase (decrease) in net assets	(2,161)	1,464	87	342
Net assets at December 31, 2014	2,362	7,745	3,194	1,091

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	28	(24)	(6)
Total realized gain (loss) on investments
and capital gains distributions	55	(19)	606	192
Net unrealized appreciation (depreciation)
of investments	(386)	(1,247)	(715)	(227)
Net increase (decrease) in net assets resulting from
operations	(330)	(1,238)	(133)	(41)
Changes from principal transactions:
Total unit transactions	(439)	(317)	(350)	(52)
Increase (decrease) in net assets derived from
principal transactions	(439)	(317)	(350)	(52)
Total increase (decrease) in net assets	(769)	(1,555)	(483)	(93)
Net assets at December 31, 2015	$1,593	$6,190	$2,711	$998

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Net assets at January 1, 2014	$22,726	$6,855	$3,113	$562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	129	49	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	3,111	971	53	66
Net unrealized appreciation (depreciation)
of investments	(673)	(621)	(101)	(84)
Net increase (decrease) in net assets resulting from
operations	2,567	399	(49)	(18)
Changes from principal transactions:
Total unit transactions	1,141	(1,289)	(478)	(88)
Increase (decrease) in net assets derived from
principal transactions	1,141	(1,289)	(478)	(88)
Total increase (decrease) in net assets	3,708	(890)	(527)	(106)
Net assets at December 31, 2014	26,434	5,965	2,586	456

Increase (decrease) in net assets
Operations:
Net investment income (loss)	126	59	(4)	7
Total realized gain (loss) on investments
and capital gains distributions	4,516	829	182	29
Net unrealized appreciation (depreciation)
of investments	(3,458)	(1,325)	(228)	(70)
Net increase (decrease) in net assets resulting from
operations	1,184	(437)	(50)	(34)
Changes from principal transactions:
Total unit transactions	1,556	(433)	(235)	(74)
Increase (decrease) in net assets derived from
principal transactions	1,556	(433)	(235)	(74)
Total increase (decrease) in net assets	2,740	(870)	(285)	(108)
Net assets at December 31, 2015	$29,174	$5,095	$2,301	$348

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Money Market Portfolio - Class I	Voya Money Market Portfolio - Class S	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Initial Class
Net assets at January 1, 2014	$52,709	$77	$9,329	$26,454

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(613)	—	80	(100)
Total realized gain (loss) on investments
and capital gains distributions	8	—	(25)	456
Net unrealized appreciation (depreciation)
of investments	—	—	323	(460)
Net increase (decrease) in net assets resulting from
operations	(605)	—	378	(104)
Changes from principal transactions:
Total unit transactions	(4,732)	(32)	(830)	(3,843)
Increase (decrease) in net assets derived from
principal transactions	(4,732)	(32)	(830)	(3,843)
Total increase (decrease) in net assets	(5,337)	(32)	(452)	(3,947)
Net assets at December 31, 2014	47,372	45	8,877	22,507

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(535)	—	392	(242)
Total realized gain (loss) on investments
and capital gains distributions	5	—	(475)	(229)
Net unrealized appreciation (depreciation)
of investments	—	—	59	(628)
Net increase (decrease) in net assets resulting from
operations	(530)	—	(24)	(1,099)
Changes from principal transactions:
Total unit transactions	(5,699)	(1)	(8,853)	(3,827)
Increase (decrease) in net assets derived from
principal transactions	(5,699)	(1)	(8,853)	(3,827)
Total increase (decrease) in net assets	(6,229)	(1)	(8,877)	(4,926)
Net assets at December 31, 2015	$41,143	$44	$—	$17,581

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class
Net assets at January 1, 2014	$95	$2,821	$3,450	$6,162

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	49	45	78
Total realized gain (loss) on investments
and capital gains distributions	(2)	81	449	764
Net unrealized appreciation (depreciation)
of investments	2	4	(318)	(527)
Net increase (decrease) in net assets resulting from
operations	(1)	134	176	315
Changes from principal transactions:
Total unit transactions	(15)	152	283	417
Increase (decrease) in net assets derived from
principal transactions	(15)	152	283	417
Total increase (decrease) in net assets	(16)	286	459	732
Net assets at December 31, 2014	79	3,107	3,909	6,894

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	95	96	159
Total realized gain (loss) on investments
and capital gains distributions	(2)	146	527	1,127
Net unrealized appreciation (depreciation)
of investments	(2)	(197)	(672)	(1,381)
Net increase (decrease) in net assets resulting from
operations	(5)	44	(49)	(95)
Changes from principal transactions:
Total unit transactions	(8)	(3,151)	(60)	236
Increase (decrease) in net assets derived from
principal transactions	(8)	(3,151)	(60)	236
Total increase (decrease) in net assets	(13)	(3,107)	(109)	141
Net assets at December 31, 2015	$66	$—	$3,800	$7,035

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2014	$2,739	$1,127	$—	$2,769

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	19	—	17
Total realized gain (loss) on investments
and capital gains distributions	366	24	—	515
Net unrealized appreciation (depreciation)
of investments	(237)	14	—	(208)
Net increase (decrease) in net assets resulting from
operations	159	57	—	324
Changes from principal transactions:
Total unit transactions	376	(85)	—	97
Increase (decrease) in net assets derived from
principal transactions	376	(85)	—	97
Total increase (decrease) in net assets	535	(28)	—	421
Net assets at December 31, 2014	3,274	1,099	—	3,190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	88	15	(1)	29
Total realized gain (loss) on investments
and capital gains distributions	563	74	—	652
Net unrealized appreciation (depreciation)
of investments	(731)	(150)	(7)	(749)
Net increase (decrease) in net assets resulting from
operations	(80)	(61)	(8)	(68)
Changes from principal transactions:
Total unit transactions	882	2,120	197	(299)
Increase (decrease) in net assets derived from
principal transactions	882	2,120	197	(299)
Total increase (decrease) in net assets	802	2,059	189	(367)
Net assets at December 31, 2015	$4,076	$3,158	$189	$2,823

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class
Net assets at January 1, 2014	$7,548	$2,612	$621	$1,289

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(67)	(7)	(5)	17
Total realized gain (loss) on investments
and capital gains distributions	1,246	593	62	186
Net unrealized appreciation (depreciation)
of investments	(998)	(312)	(37)	(100)
Net increase (decrease) in net assets resulting from
operations	181	274	20	103
Changes from principal transactions:
Total unit transactions	(1,426)	(413)	42	67
Increase (decrease) in net assets derived from
principal transactions	(1,426)	(413)	42	67
Total increase (decrease) in net assets	(1,245)	(139)	62	170
Net assets at December 31, 2014	6,303	2,473	683	1,459

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42)	(4)	(5)	16
Total realized gain (loss) on investments
and capital gains distributions	870	463	37	184
Net unrealized appreciation (depreciation)
of investments	(1,155)	(422)	(58)	(274)
Net increase (decrease) in net assets resulting from
operations	(327)	37	(26)	(74)
Changes from principal transactions:
Total unit transactions	(1,127)	(213)	87	(298)
Increase (decrease) in net assets derived from
principal transactions	(1,127)	(213)	87	(298)
Total increase (decrease) in net assets	(1,454)	(176)	61	(372)
Net assets at December 31, 2015	$4,849	$2,297	$744	$1,087

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class
Net assets at January 1, 2014	$52,976	$3,218	$83,809	$17,988

Increase (decrease) in net assets
Operations:
Net investment income (loss)	441	2	(38)	640
Total realized gain (loss) on investments
and capital gains distributions	4,734	408	5,888	875
Net unrealized appreciation (depreciation)
of investments	(761)	67	(4,959)	(1,564)
Net increase (decrease) in net assets resulting from
operations	4,414	477	891	(49)
Changes from principal transactions:
Total unit transactions	23,475	182	(11,919)	(2,059)
Increase (decrease) in net assets derived from
principal transactions	23,475	182	(11,919)	(2,059)
Total increase (decrease) in net assets	27,889	659	(11,028)	(2,108)
Net assets at December 31, 2014	80,865	3,877	72,781	15,880

Increase (decrease) in net assets
Operations:
Net investment income (loss)	728	(9)	178	591
Total realized gain (loss) on investments
and capital gains distributions	7,790	850	8,168	141
Net unrealized appreciation (depreciation)
of investments	(10,854)	(981)	(6,102)	(1,528)
Net increase (decrease) in net assets resulting from
operations	(2,336)	(140)	2,244	(796)
Changes from principal transactions:
Total unit transactions	(9,877)	(279)	(7,252)	(2,187)
Increase (decrease) in net assets derived from
principal transactions	(9,877)	(279)	(7,252)	(2,187)
Total increase (decrease) in net assets	(12,213)	(419)	(5,008)	(2,983)
Net assets at December 31, 2015	$68,652	$3,458	$67,773	$12,897

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I
Net assets at January 1, 2014	$48,397	$37,679	$17,537	$7,505

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(423)	(453)	217	94
Total realized gain (loss) on investments
and capital gains distributions	5,393	4,766	305	570
Net unrealized appreciation (depreciation)
of investments	(346)	(1,763)	(1,741)	(298)
Net increase (decrease) in net assets resulting from
operations	4,624	2,550	(1,219)	366
Changes from principal transactions:
Total unit transactions	(6,499)	(3,179)	(1,480)	(1,289)
Increase (decrease) in net assets derived from
principal transactions	(6,499)	(3,179)	(1,480)	(1,289)
Total increase (decrease) in net assets	(1,875)	(629)	(2,699)	(923)
Net assets at December 31, 2014	46,522	37,050	14,838	6,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(540)	(453)	400	130
Total realized gain (loss) on investments
and capital gains distributions	8,427	7,519	844	322
Net unrealized appreciation (depreciation)
of investments	(7,364)	(3,709)	(1,833)	(550)
Net increase (decrease) in net assets resulting from
operations	523	3,357	(589)	(98)
Changes from principal transactions:
Total unit transactions	(4,364)	(1,949)	(1,379)	(376)
Increase (decrease) in net assets derived from
principal transactions	(4,364)	(1,949)	(1,379)	(376)
Total increase (decrease) in net assets	(3,841)	1,408	(1,968)	(474)
Net assets at December 31, 2015	$42,681	$38,458	$12,870	$6,108

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2014	$9,730	$10,224	$1,846	$248,811

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	116	5	1,981
Total realized gain (loss) on investments
and capital gains distributions	242	76	270	40,857
Net unrealized appreciation (depreciation)
of investments	180	345	(121)	(20,731)
Net increase (decrease) in net assets resulting from
operations	519	537	154	22,107
Changes from principal transactions:
Total unit transactions	(875)	(1,145)	(186)	(26,308)
Increase (decrease) in net assets derived from
principal transactions	(875)	(1,145)	(186)	(26,308)
Total increase (decrease) in net assets	(356)	(608)	(32)	(4,201)
Net assets at December 31, 2014	9,374	9,616	1,814	244,610

Increase (decrease) in net assets
Operations:
Net investment income (loss)	147	151	4	1,875
Total realized gain (loss) on investments
and capital gains distributions	323	704	159	21,755
Net unrealized appreciation (depreciation)
of investments	(679)	(979)	(208)	(29,189)
Net increase (decrease) in net assets resulting from
operations	(209)	(124)	(45)	(5,559)
Changes from principal transactions:
Total unit transactions	(325)	(1,530)	(252)	(23,527)
Increase (decrease) in net assets derived from
principal transactions	(325)	(1,530)	(252)	(23,527)
Total increase (decrease) in net assets	(534)	(1,654)	(297)	(29,086)
Net assets at December 31, 2015	$8,840	$7,962	$1,517	$215,524

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Emerging Markets Index Portfolio - Class I	Voya Euro STOXX 50® Index Portfolio - Class I	Voya Global Value Advantage Portfolio - Class I	Voya Global Value Advantage Portfolio - Class S
Net assets at January 1, 2014	$—	$46	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	1	—	—
Net unrealized appreciation (depreciation)
of investments	—	(6)	—	—
Net increase (decrease) in net assets resulting from
operations	—	(3)	—	—
Changes from principal transactions:
Total unit transactions	2	3	—	—
Increase (decrease) in net assets derived from
principal transactions	2	3	—	—
Total increase (decrease) in net assets	2	—	—	—
Net assets at December 31, 2014	2	46	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	(2)	(6)
Total realized gain (loss) on investments
and capital gains distributions	(8)	1	(13)	(1)
Net unrealized appreciation (depreciation)
of investments	(7)	(4)	(170)	(71)
Net increase (decrease) in net assets resulting from
operations	(13)	(2)	(185)	(78)
Changes from principal transactions:
Total unit transactions	42	—	2,883	1,168
Increase (decrease) in net assets derived from
principal transactions	42	—	2,883	1,168
Total increase (decrease) in net assets	29	(2)	2,698	1,090
Net assets at December 31, 2015	$31	$44	$2,698	$1,090

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I
Net assets at January 1, 2014	$71,271	$8,351	$4,581	$8,699

Increase (decrease) in net assets
Operations:
Net investment income (loss)	223	—	(11)	(40)
Total realized gain (loss) on investments
and capital gains distributions	4,232	1,041	431	702
Net unrealized appreciation (depreciation)
of investments	3,564	(371)	(235)	(1,526)
Net increase (decrease) in net assets resulting from
operations	8,019	670	185	(864)
Changes from principal transactions:
Total unit transactions	(10,318)	(1,115)	(573)	6,174
Increase (decrease) in net assets derived from
principal transactions	(10,318)	(1,115)	(573)	6,174
Total increase (decrease) in net assets	(2,299)	(445)	(388)	5,310
Net assets at December 31, 2014	68,972	7,906	4,193	14,009

Increase (decrease) in net assets
Operations:
Net investment income (loss)	289	10	—	261
Total realized gain (loss) on investments
and capital gains distributions	3,304	1,595	447	440
Net unrealized appreciation (depreciation)
of investments	(3,767)	(1,798)	(597)	(940)
Net increase (decrease) in net assets resulting from
operations	(174)	(193)	(150)	(239)
Changes from principal transactions:
Total unit transactions	(7,135)	(811)	(430)	(1,181)
Increase (decrease) in net assets derived from
principal transactions	(7,135)	(811)	(430)	(1,181)
Total increase (decrease) in net assets	(7,309)	(1,004)	(580)	(1,420)
Net assets at December 31, 2015	$61,663	$6,902	$3,613	$12,589
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I
Net assets at January 1, 2014	$134	$28,735	$17,423	$7,738

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	12	60	33
Total realized gain (loss) on investments
and capital gains distributions	4	2,726	1,637	930
Net unrealized appreciation (depreciation)
of investments	(11)	317	197	(180)
Net increase (decrease) in net assets resulting from
operations	(8)	3,055	1,894	783
Changes from principal transactions:
Total unit transactions	(15)	(3,723)	(1,326)	(1,363)
Increase (decrease) in net assets derived from
principal transactions	(15)	(3,723)	(1,326)	(1,363)
Total increase (decrease) in net assets	(23)	(668)	568	(580)
Net assets at December 31, 2014	111	28,067	17,991	7,158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(19)	77	(127)
Total realized gain (loss) on investments
and capital gains distributions	5	2,378	1,438	1,244
Net unrealized appreciation (depreciation)
of investments	(7)	(664)	(1,392)	(2,617)
Net increase (decrease) in net assets resulting from
operations	—	1,695	123	(1,500)
Changes from principal transactions:
Total unit transactions	(102)	(2,828)	(1,577)	33,649
Increase (decrease) in net assets derived from
principal transactions	(102)	(2,828)	(1,577)	33,649
Total increase (decrease) in net assets	(102)	(1,133)	(1,454)	32,149
Net assets at December 31, 2015	$9	$26,934	$16,537	$39,307

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net assets at January 1, 2014	$1,517	$1,080	$789	$1,082

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(9)	—	2
Total realized gain (loss) on investments
and capital gains distributions	197	12	87	101
Net unrealized appreciation (depreciation)
of investments	(26)	120	36	(43)
Net increase (decrease) in net assets resulting from
operations	171	123	123	60
Changes from principal transactions:
Total unit transactions	129	392	670	305
Increase (decrease) in net assets derived from
principal transactions	129	392	670	305
Total increase (decrease) in net assets	300	515	793	365
Net assets at December 31, 2014	1,817	1,595	1,582	1,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	8	6
Total realized gain (loss) on investments
and capital gains distributions	326	195	252	211
Net unrealized appreciation (depreciation)
of investments	(401)	(206)	(300)	(290)
Net increase (decrease) in net assets resulting from
operations	(74)	(15)	(40)	(73)
Changes from principal transactions:
Total unit transactions	(435)	(490)	(91)	11
Increase (decrease) in net assets derived from
principal transactions	(435)	(490)	(91)	11
Total increase (decrease) in net assets	(509)	(505)	(131)	(62)
Net assets at December 31, 2015	$1,308	$1,090	$1,451	$1,385

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya International Value Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net assets at January 1, 2014	$30,613	$1,240	$1,520	$6,779

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(224)	14	33	(35)
Total realized gain (loss) on investments
and capital gains distributions	4,182	(16)	88	1,120
Net unrealized appreciation (depreciation)
of investments	(2,642)	63	(209)	(646)
Net increase (decrease) in net assets resulting from
operations	1,316	61	(88)	439
Changes from principal transactions:
Total unit transactions	(4,642)	124	48	(1,250)
Increase (decrease) in net assets derived from
principal transactions	(4,642)	124	48	(1,250)
Total increase (decrease) in net assets	(3,326)	185	(40)	(811)
Net assets at December 31, 2014	27,287	1,425	1,480	5,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(172)	20	5	(53)
Total realized gain (loss) on investments
and capital gains distributions	4,867	(13)	125	889
Net unrealized appreciation (depreciation)
of investments	(5,101)	(16)	(83)	(839)
Net increase (decrease) in net assets resulting from
operations	(406)	(9)	47	(3)
Changes from principal transactions:
Total unit transactions	(3,498)	(167)	(1,527)	(514)
Increase (decrease) in net assets derived from
principal transactions	(3,498)	(167)	(1,527)	(514)
Total increase (decrease) in net assets	(3,904)	(176)	(1,480)	(517)
Net assets at December 31, 2015	$23,383	$1,249	$—	$5,451

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International
Net assets at January 1, 2014	$3,805	$1,196	$2,973	$2,587

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	(9)	(32)	17
Total realized gain (loss) on investments
and capital gains distributions	932	332	540	224
Net unrealized appreciation (depreciation)
of investments	(696)	(242)	(411)	(375)
Net increase (decrease) in net assets resulting from
operations	209	81	97	(134)
Changes from principal transactions:
Total unit transactions	(906)	(102)	(511)	(32)
Increase (decrease) in net assets derived from
principal transactions	(906)	(102)	(511)	(32)
Total increase (decrease) in net assets	(697)	(21)	(414)	(166)
Net assets at December 31, 2014	3,108	1,175	2,559	2,421

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	(9)	(31)	15
Total realized gain (loss) on investments
and capital gains distributions	521	167	373	135
Net unrealized appreciation (depreciation)
of investments	(510)	(174)	(381)	(158)
Net increase (decrease) in net assets resulting from
operations	(26)	(16)	(39)	(8)
Changes from principal transactions:
Total unit transactions	(68)	488	(413)	(258)
Increase (decrease) in net assets derived from
principal transactions	(68)	488	(413)	(258)
Total increase (decrease) in net assets	(94)	472	(452)	(266)
Net assets at December 31, 2015	$3,014	$1,647	$2,107	$2,155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Wanger Select	Wanger USA
Net assets at January 1, 2014	$2,884	$1,247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(9)
Total realized gain (loss) on investments
and capital gains distributions	482	221
Net unrealized appreciation (depreciation)
of investments	(392)	(185)
Net increase (decrease) in net assets resulting from
operations	72	27
Changes from principal transactions:
Total unit transactions	(186)	(261)
Increase (decrease) in net assets derived from
principal transactions	(186)	(261)
Total increase (decrease) in net assets	(114)	(234)
Net assets at December 31, 2014	2,770	1,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(8)
Total realized gain (loss) on investments
and capital gains distributions	819	175
Net unrealized appreciation (depreciation)
of investments	(795)	(188)
Net increase (decrease) in net assets resulting from
operations	9	(21)
Changes from principal transactions:
Total unit transactions	(560)	23
Increase (decrease) in net assets derived from
principal transactions	(560)	23
Total increase (decrease) in net assets	(551)	2
Net assets at December 31, 2015	$2,219	$1,015

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization
Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, (the “Account”) was established by Voya Retirement Insurance and Annuity Company (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constituted ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA”. On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

Throughout 2014, ING completed the sale of an aggregate of 82,783,006 shares of common stock of Voya Financial in a series of registered public offerings. Also during 2014, pursuant to the terms of share repurchase agreements between ING and Voya Financial, Voya Financial acquired 19,447,847 shares of its common stock from ING. As of the end of 2014, ING’s ownership of Voya Financial had been reduced to approximately 19%.

In March of 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering. Concurrently with this offering, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING.

As a result of these transactions, ING satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries, by the end of 2016. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2015, the Account had 111 investment divisions (the “Divisions”), 32 of which invest in independently managed mutual funds and 79 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2015 and related Trusts are as follows:

AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
American Funds Insurance Series®:
Growth Fund - Class 2
Growth-Income Fund - Class 2
International Fund - Class 2
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares
Federated High Income Bond Fund II - Primary Shares
Federated Kaufmann Fund II - Primary Shares
Federated Managed Tail Risk Fund II - Primary Shares
Federated Managed Volatility Fund II
Federated Prime Money Fund II - Primary Shares
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares

Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A
Voya Global Perspectives Portfolio - Class I
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Investors Trust (continued):
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
VY® FMR Diversified Mid Cap Portfolio - Service Class
VY® Franklin Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I
Voya Money Market Portfolio - Class S
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class

Voya Partners, Inc. (continued):
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Initial Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I
Voya Euro STOXX 50® Index Portfolio - Class I
Voya Global Value Advantage Portfolio - Class I
Voya Global Value Advantage Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

During 2015, the following Divisions were closed to contract owners:

Janus Aspen Series:
Janus Aspen Series Enterprise Portfolio - Institutional Shares
Voya Investors Trust:
Voya Global Resources Portfolio - Service Class
VY® Franklin Mutual Shares Portfolio - Service Class
VY® Franklin Templeton Founding Strategy Portfolio - Service Class
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class
Voya Solution 2015 Portfolio - Service Class
Voya Variable Products Trust:
Voya International Value Portfolio - Class I

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 0.0% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2015 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2015. The Account had no liabilities as of December 31, 2015.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $80 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts an annual charge of up to 0.50% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions

During the year ended December 31, 2015, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.05% to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.17% to 0.90% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	$161	$177
Invesco V.I. Core Equity Fund - Series I Shares	195	265
American Funds Insurance Series®:
Growth Fund - Class 2	152	82
Growth-Income Fund - Class 2	30	25
International Fund - Class 2	14	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	42	263
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares	131	228
Federated High Income Bond Fund II - Primary Shares	401	722
Federated Kaufmann Fund II - Primary Shares	357	714
Federated Managed Tail Risk Fund II - Primary Shares	131	913
Federated Managed Volatility Fund II	224	469
Federated Prime Money Fund II - Primary Shares	82	207
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	5,774	43,227
Fidelity® VIP Growth Portfolio - Initial Class	1,387	2,801
Fidelity® VIP High Income Portfolio - Initial Class	13	20
Fidelity® VIP Overseas Portfolio - Initial Class	1,126	1,501
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	6,567	6,860
Fidelity® VIP Index 500 Portfolio - Initial Class	993	2,388
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	13	43
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	659	805
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1	—
Janus Aspen Series Enterprise Portfolio - Institutional Shares	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	297	400
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	14	89
Oppenheimer Global Fund/VA	2	19
Oppenheimer Main Street Fund®/VA	54	37
Oppenheimer Main Street Small Cap Fund®/VA	797	387
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	429	775
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	700	520
Pioneer High Yield VCT Portfolio - Class I	169	657
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	2,935	10,565

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	$14,700	$16,846
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A	11	35
Voya Global Perspectives Portfolio - Class I	40	48
Voya Global Resources Portfolio - Service Class	129	3,557
Voya High Yield Portfolio - Service Class	614	1,354
Voya Large Cap Growth Portfolio - Institutional Class	15,601	20,663
Voya Large Cap Value Portfolio - Institutional Class	1,425	2,852
Voya Large Cap Value Portfolio - Service Class	1,782	332
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	1,276	1,978
Voya Retirement Conservative Portfolio - Adviser Class	1,007	1,287
Voya Retirement Growth Portfolio - Adviser Class	293	535
Voya Retirement Moderate Growth Portfolio - Adviser Class	414	642
Voya Retirement Moderate Portfolio - Adviser Class	486	922
Voya U.S. Stock Index Portfolio - Service Class	9	3
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	13	11
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	638	876
VY® Clarion Global Real Estate Portfolio - Institutional Class	331	525
VY® Clarion Global Real Estate Portfolio - Service Class	192	361
VY® Clarion Real Estate Portfolio - Service Class	1,236	1,668
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	2,539	2,889
VY® FMR Diversified Mid Cap Portfolio - Service Class	470	720
VY® Franklin Income Portfolio - Service Class	614	1,134
VY® Franklin Mutual Shares Portfolio - Service Class	891	2,027
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	36	213
VY® Invesco Growth and Income Portfolio - Service Class	409	269
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	345	653
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,626	1,442
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	815	817
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	410	337
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	9,216	3,871
VY® T. Rowe Price Equity Income Portfolio - Service Class	1,085	807
VY® T. Rowe Price International Stock Portfolio - Service Class	254	493
VY® Templeton Global Growth Portfolio - Service Class	48	102
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	9,441	15,670
Voya Money Market Portfolio - Class S	—	1
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class	1,268	9,236
Voya Global Bond Portfolio - Initial Class	549	4,619
Voya Global Bond Portfolio - Service Class	1	11
Voya Solution 2015 Portfolio - Service Class	546	3,303
Voya Solution 2025 Portfolio - Service Class	1,173	719
Voya Solution 2035 Portfolio - Service Class	2,564	1,375
Voya Solution 2045 Portfolio - Service Class	1,650	135
Voya Solution Income Portfolio - Service Class	3,063	886
Voya Solution Moderately Aggressive Portfolio - Service Class	199	3
VY® American Century Small-Mid Cap Value Portfolio - Service Class	841	532

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® Baron Growth Portfolio - Service Class	$712	$1,461
VY® Columbia Contrarian Core Portfolio - Service Class	610	556
VY® Columbia Small Cap Value II Portfolio - Service Class	183	101
VY® Invesco Comstock Portfolio - Service Class	124	407
VY® Invesco Equity and Income Portfolio - Initial Class	8,514	11,920
VY® JPMorgan Mid Cap Value Portfolio - Service Class	852	621
VY® Oppenheimer Global Portfolio - Initial Class	8,576	10,202
VY® Pioneer High Yield Portfolio - Initial Class	2,049	3,646
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	8,538	6,594
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	9,489	6,537
VY® Templeton Foreign Equity Portfolio - Initial Class	1,280	2,259
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,103	1,350
Voya Strategic Allocation Growth Portfolio - Class I	793	971
Voya Strategic Allocation Moderate Portfolio - Class I	619	1,998
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	139	311
Voya Growth and Income Portfolio - Class I	26,241	37,490
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	89	45
Voya Euro STOXX 50® Index Portfolio - Class I	4	3
Voya Global Value Advantage Portfolio - Class I	3,736	855
Voya Global Value Advantage Portfolio - Class S	1,317	155
Voya Index Plus LargeCap Portfolio - Class I	3,359	10,205
Voya Index Plus MidCap Portfolio - Class I	1,850	1,546
Voya Index Plus SmallCap Portfolio - Class I	335	765
Voya International Index Portfolio - Class I	1,449	2,369
Voya International Index Portfolio - Class S	5	104
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,338	4,184
Voya Russell™ Large Cap Index Portfolio - Class I	1,713	3,214
Voya Russell™ Large Cap Value Index Portfolio - Class I	36,447	2,837
Voya Russell™ Large Cap Value Index Portfolio - Class S	295	711
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	54	548
Voya Russell™ Mid Cap Index Portfolio - Class I	549	519
Voya Russell™ Small Cap Index Portfolio - Class I	487	334
Voya Small Company Portfolio - Class I	4,500	4,411
Voya U.S. Bond Index Portfolio - Class I	345	490
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	40	1,562
Voya MidCap Opportunities Portfolio - Class I	1,471	1,214
Voya MidCap Opportunities Portfolio - Class S	731	365
Voya SmallCap Opportunities Portfolio - Class I	774	138
Voya SmallCap Opportunities Portfolio - Class S	501	702
Wanger Advisors Trust:
Wanger International	592	626
Wanger Select	1,085	889
Wanger USA	377	205

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	40,747	41,361	(614)	48,986	48,286	700
Invesco V.I. Core Equity Fund - Series I Shares	144,567	157,541	(12,974)	111,235	127,776	(16,541)
American Funds Insurance Series®:
Growth Fund - Class 2	10,456	7,199	3,257	8,336	113	8,223
Growth-Income Fund - Class 2	491	991	(500)	7,518	6,748	770
International Fund - Class 2	676	11	665	1,939	1,422	517
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	2,333	14,170	(11,837)	30,739	10,635	20,104
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares	3,693	9,005	(5,312)	1,612	6,764	(5,152)
Federated High Income Bond Fund II - Primary Shares	20,361	32,235	(11,874)	14,986	22,129	(7,143)
Federated Kaufmann Fund II - Primary Shares	3,978	33,529	(29,551)	1,881	22,068	(20,187)
Federated Managed Tail Risk Fund II - Primary Shares	38,230	98,738	(60,508)	40,156	111,487	(71,331)
Federated Managed Volatility Fund II	13,231	26,077	(12,846)	12,754	27,335	(14,581)
Federated Prime Money Fund II - Primary Shares	9,583	18,510	(8,927)	12,265	17,611	(5,346)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	31,602	1,591,026	(1,559,424)	99,289	427,143	(327,854)
Fidelity® VIP Growth Portfolio - Initial Class	52,632	138,590	(85,958)	144,536	107,062	37,474
Fidelity® VIP High Income Portfolio - Initial Class	96,288	97,259	(971)	169,395	170,994	(1,599)
Fidelity® VIP Overseas Portfolio - Initial Class	64,538	91,282	(26,744)	43,904	73,506	(29,602)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	121,553	287,708	(166,155)	399,470	521,189	(121,719)
Fidelity® VIP Index 500 Portfolio - Initial Class	18,102	56,980	(38,878)	13,121	111,679	(98,558)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	1,549	(1,549)	1	3,105	(3,104)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	16,197	34,128	(17,931)	39,981	47,866	(7,885)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio - Institutional Shares	—	4	(4)	—	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	10,904	22,370	(11,466)	18,913	27,276	(8,363)
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	544,102	549,858	(5,756)	2,314,695	2,331,860	(17,165)
Oppenheimer Global Fund/VA	—	1,164	(1,164)	—	7	(7)
Oppenheimer Main Street Fund®/VA	168,208	170,025	(1,817)	176,271	178,087	(1,816)
Oppenheimer Main Street Small Cap Fund®/VA	28,395	18,897	9,498	16,362	11,093	5,269
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	25,885	53,923	(28,038)	67,844	111,506	(43,662)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	80,015	73,484	6,531	49,210	80,033	(30,823)
Pioneer High Yield VCT Portfolio - Class I	7,223	39,758	(32,535)	49,667	17,288	32,379
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	7,491,145	7,789,051	(297,906)	6,995,149	7,317,542	(322,393)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	4,953,604	5,133,588	(179,984)	4,745,010	5,100,210	(355,200)
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A	42	3,077	(3,035)	43,727	26,289	17,438
Voya Global Perspectives Portfolio - Class I	3,706	4,650	(944)	5,258	53	5,205
Voya Global Resources Portfolio - Service Class	—	353,823	(353,823)	146,066	160,201	(14,135)
Voya High Yield Portfolio - Service Class	24,186	74,019	(49,833)	124,021	123,830	191
Voya Large Cap Growth Portfolio - Institutional Class	4,304,083	4,992,340	(688,257)	10,180,827	9,766,333	414,494
Voya Large Cap Value Portfolio - Institutional Class	47,824	181,438	(133,614)	282,183	144,643	137,540
Voya Large Cap Value Portfolio - Service Class	106,600	20,034	86,566	13,254	59,772	(46,518)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	4,618,191	4,684,872	(66,681)	5,477,731	5,557,146	(79,415)
Voya Retirement Conservative Portfolio - Adviser Class	81,915	116,438	(34,523)	75,869	133,699	(57,830)
Voya Retirement Growth Portfolio - Adviser Class	15,716	35,712	(19,996)	12,462	78,514	(66,052)
Voya Retirement Moderate Growth Portfolio - Adviser Class	19,861	43,700	(23,839)	25,286	87,210	(61,924)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust: (continued )
Voya Retirement Moderate Portfolio - Adviser Class	15,622	72,864	(57,242)	36,528	91,939	(55,411)
Voya U.S. Stock Index Portfolio - Service Class	28	109	(81)	595	802	(207)
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	897	860	37	1,877	2,440	(563)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	61,019	85,036	(24,017)	33,282	95,982	(62,700)
VY® Clarion Global Real Estate Portfolio - Institutional Class	20,607	37,544	(16,937)	99,891	90,199	9,692
VY® Clarion Global Real Estate Portfolio - Service Class	11,891	24,999	(13,108)	5,989	25,033	(19,044)
VY® Clarion Real Estate Portfolio - Service Class	73,902	103,823	(29,921)	229,893	176,991	52,902
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	1,499,768	1,639,703	(139,935)	3,840,218	4,003,909	(163,691)
VY® FMR Diversified Mid Cap Portfolio - Service Class	9,255	35,231	(25,976)	27,210	52,129	(24,919)
VY® Franklin Income Portfolio - Service Class	32,356	83,036	(50,680)	97,884	96,870	1,014
VY® Franklin Mutual Shares Portfolio - Service Class	—	131,892	(131,892)	28,219	14,428	13,791
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	—	16,391	(16,391)	15,638	8,522	7,116
VY® Invesco Growth and Income Portfolio - Service Class	12,742	14,446	(1,704)	7,783	15,087	(7,304)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	11,245	37,094	(25,849)	31,683	189,078	(157,395)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	93,811	124,745	(30,934)	423,551	209,272	214,279
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	23,314	33,300	(9,986)	30,260	36,689	(6,429)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	12,774	14,205	(1,431)	29,782	16,130	13,652
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	316,194	227,895	88,299	599,087	471,516	127,571
VY® T. Rowe Price Equity Income Portfolio - Service Class	21,097	44,998	(23,901)	46,323	110,143	(63,820)
VY® T. Rowe Price International Stock Portfolio - Service Class	20,831	38,110	(17,279)	35,720	68,891	(33,171)
VY® Templeton Global Growth Portfolio - Service Class	1,738	7,491	(5,753)	9,104	15,554	(6,450)
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	22,327,389	22,792,603	(465,214)	46,554,709	46,963,815	(409,106)
Voya Money Market Portfolio - Class S	46	92	(46)	225	3,456	(3,231)
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class	—	584,308	(584,308)	116,046	162,719	(46,673)
Voya Global Bond Portfolio - Initial Class	2,639,678	2,928,988	(289,310)	3,227,389	3,494,462	(267,073)
Voya Global Bond Portfolio - Service Class	66,328	66,996	(668)	107,796	108,863	(1,067)
Voya Solution 2015 Portfolio - Service Class	—	222,862	(222,862)	41,659	32,601	9,058
Voya Solution 2025 Portfolio - Service Class	47,795	53,749	(5,954)	64,563	43,511	21,052

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc.: (continued)
Voya Solution 2035 Portfolio - Service Class	109,339	96,027	13,312	103,883	71,175	32,708
Voya Solution 2045 Portfolio - Service Class	72,998	13,769	59,229	75,794	45,730	30,064
Voya Solution Income Portfolio - Service Class	216,275	65,173	151,102	15,749	22,157	(6,408)
Voya Solution Moderately Aggressive Portfolio - Service Class	19,910	119	19,791	—	—	—
VY® American Century Small-Mid Cap Value Portfolio - Service Class	11,640	21,835	(10,195)	41,971	27,735	14,236
VY® Baron Growth Portfolio - Service Class	18,631	67,039	(48,408)	84,586	149,900	(65,314)
VY® Columbia Contrarian Core Portfolio - Service Class	18,975	33,925	(14,950)	22,761	48,018	(25,257)
VY® Columbia Small Cap Value II Portfolio - Service Class	11,400	5,670	5,730	21,231	18,963	2,268
VY® Invesco Comstock Portfolio - Service Class	5,171	20,225	(15,054)	35,727	28,532	7,195
VY® Invesco Equity and Income Portfolio - Initial Class	79,699	625,348	(545,649)	1,955,021	641,847	1,313,174
VY® JPMorgan Mid Cap Value Portfolio - Service Class	14,783	24,973	(10,190)	46,961	30,153	16,808
VY® Oppenheimer Global Portfolio - Initial Class	2,146,848	2,521,962	(375,114)	2,616,440	3,256,620	(640,180)
VY® Pioneer High Yield Portfolio - Initial Class	4,724,576	4,847,717	(123,141)	5,120,930	5,231,421	(110,491)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	113,892	298,573	(184,681)	104,322	405,195	(300,873)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	2,509,166	2,517,459	(8,293)	3,444,065	3,482,316	(38,251)
VY® Templeton Foreign Equity Portfolio - Initial Class	1,954,685	2,091,201	(136,516)	1,382,150	1,522,148	(139,998)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,528,432	1,545,929	(17,497)	1,540,248	1,598,048	(57,800)
Voya Strategic Allocation Growth Portfolio - Class I	835,253	843,919	(8,666)	980,752	981,174	(422)
Voya Strategic Allocation Moderate Portfolio - Class I	2,075,085	2,154,460	(79,375)	1,781,801	1,818,355	(36,554)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	1,500,322	1,515,714	(15,392)	1,211,896	1,223,954	(12,058)
Voya Growth and Income Portfolio - Class I	10,235,246	11,304,825	(1,069,579)	12,058,734	12,984,957	(926,223)
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	8,914	5,226	3,688	180	—	180
Voya Euro STOXX 50® Index Portfolio - Class I	303	273	30	609	163	446
Voya Global Value Advantage Portfolio - Class I	377,868	89,880	287,988	—	—	—
Voya Global Value Advantage Portfolio - Class S	133,540	14,932	118,608	—	—	—
Voya Index Plus LargeCap Portfolio - Class I	9,874,537	10,173,141	(298,604)	14,832,925	15,328,494	(495,569)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Index Plus MidCap Portfolio - Class I	39,735	75,522	(35,787)	100,046	129,060	(29,014)
Voya Index Plus SmallCap Portfolio - Class I	20,082	39,420	(19,338)	37,166	60,206	(23,040)
Voya International Index Portfolio - Class I	2,328,995	2,382,591	(53,596)	12,946,807	12,605,175	341,632
Voya International Index Portfolio - Class S	156	6,875	(6,719)	102	924	(822)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	857,408	981,978	(124,570)	178,656	363,980	(185,324)
Voya Russell™ Large Cap Index Portfolio - Class I	3,148,732	3,208,074	(59,342)	3,794,582	3,848,178	(53,596)
Voya Russell™ Large Cap Value Index Portfolio - Class I	2,781,040	177,355	2,603,685	26,730	87,228	(60,498)
Voya Russell™ Large Cap Value Index Portfolio - Class S	2,771	22,519	(19,748)	24,214	18,074	6,140
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	1,950	20,186	(18,236)	16,334	1,254	15,080
Voya Russell™ Mid Cap Index Portfolio - Class I	22,354	25,776	(3,422)	57,928	23,911	34,017
Voya Russell™ Small Cap Index Portfolio - Class I	18,820	18,165	655	29,836	12,027	17,809
Voya Small Company Portfolio - Class I	1,523,666	1,612,360	(88,694)	1,912,092	2,027,607	(115,515)
Voya U.S. Bond Index Portfolio - Class I	26,929	40,576	(13,647)	50,523	42,425	8,098
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	—	119,091	(119,091)	39,963	30,985	8,978
Voya MidCap Opportunities Portfolio - Class I	32,981	62,191	(29,210)	67,589	135,045	(67,456)
Voya MidCap Opportunities Portfolio - Class S	16,645	16,937	(292)	6,876	50,778	(43,902)
Voya SmallCap Opportunities Portfolio - Class I	32,364	7,624	24,740	67,408	74,290	(6,882)
Voya SmallCap Opportunities Portfolio - Class S	18,029	43,984	(25,955)	17,983	51,085	(33,102)
Wanger Advisors Trust:
Wanger International	21,588	41,104	(19,516)	64,073	71,728	(7,655)
Wanger Select	20,608	52,467	(31,859)	85,398	75,973	9,425
Wanger USA	10,228	9,469	759	24,071	34,166	(10,095)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2015, 2014,
2013, 2012, and 2011, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I Shares
2015		19	$15.06	to	$57.76	$928	-	0.10%	to	1.25%	3.70%	to	4.90%
2014		19	$14.52	to	$55.06	$906	-	0.10%	to	1.25%	7.08%	to	7.67%
2013		19	$13.56	to	$50.53	$791	0.40%	0.70%	to	1.25%	38.37%	to	39.16%
2012	4/27/2012	22	$9.80	to	$36.08	$693	(b)	0.70%	to	1.25%		(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Invesco V.I. Core Equity Fund - Series I Shares
2015		88	$13.58	to	$22.55	$1,370	1.11%	0.10%	to	1.50%	-7.18%	to	-5.88%
2014		101	$14.63	to	$24.16	$1,700	0.85%	0.10%	to	1.50%	6.55%	to	7.76%
2013		118	$13.73	to	$22.56	$1,831	1.41%	0.35%	to	1.50%	27.37%	to	28.82%
2012		118	$10.78	to	$17.62	$1,426	0.96%	0.35%	to	1.50%	12.17%	to	13.44%
2011		139	$9.61	to	$15.62	$1,485	0.99%	0.35%	to	1.50%	-1.54%	to	-0.38%
Growth Fund - Class 2
2015		11	$11.50	to	$11.72	$134	0.89%	0.10%	to	1.25%	5.50%	to	6.74%
2014	6/26/2014	8	$10.90	to	$10.98	$90	(c)	0.10%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
Growth-Income Fund - Class 2
2015		5		$23.82		$118	1.63%		0.10%			1.36%
2014		5		$23.50		$128	(e)		0.10%			(e)
2013		5		$20.54		$96	1.96%		0.75%			32.52%
2012		-		$15.50		$6	-		0.75%			16.54%
2011	2/17/2011	-		$13.30		$2	(a)		0.75%			(a)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
International Fund - Class 2
2015		2		$16.16		$40	2.82%		0.10%			-4.66%
2014		2		$16.95		$31	(e)		0.10%			(e)
2013		1		$16.83		$22	-		0.75%			20.73%
2012		1		$13.94		$9	-		0.75%			17.04%
2011		-		$11.91		$2	-		0.75%			-14.62%
Calvert VP SRI Balanced Portfolio
2015		56	$14.64	to	$34.84	$983	0.09%	0.10%	to	1.50%	-3.65%	to	-2.29%
2014		68	$15.07	to	$35.89	$1,232	1.75%	0.10%	to	1.50%	7.98%	to	8.81%
2013		48	$13.85	to	$33.00	$936	1.00%	0.70%	to	1.50%	16.35%	to	17.17%
2012		47	$11.82	to	$28.17	$871	1.16%	0.70%	to	1.40%	8.99%	to	9.75%
2011		59	$10.77	to	$25.68	$1,023	1.41%	0.70%	to	1.40%	3.09%	to	3.86%
Federated Fund for U.S. Government Securities II - Primary Shares
2015		30		$19.81		$589	2.79%		1.40%			-0.90%
2014		35		$19.99		$701	2.84%		1.40%			3.15%
2013		40		$19.38		$779	3.50%		1.40%			-3.44%
2012		46		$20.07		$933	3.98%		1.40%			1.57%
2011		57		$19.76		$1,125	4.36%		1.40%			4.27%
Federated High Income Bond Fund II - Primary Shares
2015		108	$9.44	to	$30.81	$3,031	6.03%	0.70%	to	1.50%	-3.97%	to	-3.76%
2014		120	$9.83	to	$32.02	$3,632	6.08%	1.25%	to	1.50%	1.27%	to	1.39%
2013		127	$30.71	to	$31.58	$3,906	6.90%	1.25%	to	1.40%	5.50%	to	5.65%
2012		137	$29.11	to	$29.89	$4,002	7.61%	1.25%	to	1.40%	13.05%	to	13.26%
2011		146	$25.75	to	$26.39	$3,753	9.10%	1.25%	to	1.40%	3.71%	to	3.86%
Federated Kaufmann Fund II - Primary Shares
2015		67		$18.92		$1,260	-		1.40%			4.88%
2014		96		$18.04		$1,734	-		1.40%			8.15%
2013		116		$16.68		$1,940	-		1.40%			38.19%
2012		130		$12.07		$1,565	-		1.40%			15.61%
2011		154		$10.44		$1,610	1.12%		1.40%			-14.50%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Federated Managed Tail Risk Fund II - Primary Shares
2015		222	$11.41	to	$12.27	$2,722	1.79%	1.25%	to	1.40%	-7.74%	to	-7.61%
2014		282	$12.35	to	$13.30	$3,751	1.77%	1.25%	to	1.40%	-2.35%	to	-2.22%
2013		354	$12.63	to	$13.62	$4,813	1.03%	1.25%	to	1.40%	14.84%	to	15.03%
2012		396	$10.98	to	$11.86	$4,688	0.58%	1.25%	to	1.40%	8.61%	to	8.82%
2011		462	$10.09	to	$10.92	$5,042	0.76%	1.25%	to	1.40%	-6.67%	to	-6.49%
Federated Managed Volatility Fund II
2015		86	$24.10	to	$24.86	$2,066	4.54%	1.25%	to	1.40%	-8.85%	to	-8.70%
2014		99	$26.44	to	$27.23	$2,607	3.29%	1.25%	to	1.40%	2.44%	to	2.60%
2013		113	$25.81	to	$26.54	$2,920	2.94%	1.25%	to	1.40%	20.05%	to	20.25%
2012		130	$21.50	to	$22.07	$2,788	3.08%	1.25%	to	1.40%	11.92%	to	12.09%
2011		162	$19.21	to	$19.69	$3,112	4.14%	1.25%	to	1.40%	3.34%	to	3.47%
Federated Prime Money Fund II - Primary Shares
2015		70	$9.30	to	$12.43	$873	-	1.25%	to	1.40%	-1.43%	to	-1.17%
2014		79	$9.41	to	$12.61	$998	-	1.25%	to	1.40%	-1.41%	to	-1.26%
2013		85	$9.53	to	$12.79	$1,080	-	1.25%	to	1.40%	-1.39%	to	-1.24%
2012		86	$9.65	to	$12.97	$1,113	-	1.25%	to	1.40%	-1.37%	to	-1.33%
2011		113	$9.78	to	$13.15	$1,482	-	1.25%	to	1.40%	-1.42%	to	-1.21%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2015		468	$15.56	to	$36.18	$11,270	1.27%	0.10%	to	1.50%	-5.39%	to	-4.11%
2014		2,027	$16.31	to	$40.39	$53,810	2.71%	0.10%	to	1.75%	6.78%	to	8.35%
2013		2,355	$15.11	to	$37.68	$58,115	2.50%	0.35%	to	1.75%	25.92%	to	27.71%
2012		2,416	$11.88	to	$29.82	$51,415	3.00%	0.35%	to	1.75%	15.25%	to	16.81%
2011		2,910	$10.19	to	$25.78	$52,914	2.39%	0.35%	to	1.75%	-0.79%	to	0.68%
Fidelity® VIP Growth Portfolio - Initial Class
2015		509	$17.79	to	$37.34	$12,603	0.25%	0.10%	to	1.50%	5.60%	to	7.04%
2014		595	$16.72	to	$35.11	$13,536	0.20%	0.10%	to	1.50%	9.65%	to	10.93%
2013		557	$15.13	to	$31.78	$11,910	0.29%	0.35%	to	1.50%	34.31%	to	35.85%
2012		457	$11.17	to	$23.48	$9,570	0.62%	0.35%	to	1.50%	12.96%	to	14.26%
2011		497	$9.81	to	$20.63	$9,281	0.38%	0.35%	to	1.50%	-1.29%	to	-0.10%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP High Income Portfolio - Initial Class
2015		11	$14.61	to	$17.42	$163	6.84%	0.80%	to	1.25%	-4.82%	to	-4.39%
2014		12	$15.35	to	$18.22	$188	5.49%	0.80%	to	1.25%	-0.13%	to	0.33%
2013		13	$15.37	to	$18.16	$213	5.32%	0.80%	to	1.25%	4.63%	to	5.09%
2012		15	$14.69	to	$17.28	$238	5.65%	0.80%	to	1.25%	12.83%	to	13.31%
2011		16	$13.02	to	$15.25	$222	7.33%	0.80%	to	1.25%	2.68%	to	3.18%
Fidelity® VIP Overseas Portfolio - Initial Class
2015		204	$11.17	to	$23.97	$3,092	1.30%	0.10%	to	1.50%	2.07%	to	3.53%
2014		230	$10.85	to	$23.30	$3,390	1.29%	0.10%	to	1.50%	-9.42%	to	-8.40%
2013		260	$11.89	to	$25.54	$4,196	1.33%	0.35%	to	1.50%	28.51%	to	29.95%
2012		202	$9.18	to	$19.73	$3,599	1.90%	0.35%	to	1.50%	18.89%	to	20.33%
2011		229	$7.65	to	$16.46	$3,450	1.38%	0.35%	to	1.50%	-18.37%	to	-17.43%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2015		1,293	$17.53	to	$56.91	$38,170	1.03%	0.10%	to	1.50%	-0.83%	to	0.55%
2014		1,459	$17.53	to	$56.95	$42,294	0.91%	0.10%	to	1.50%	10.28%	to	11.54%
2013		1,581	$15.77	to	$51.26	$44,181	0.59%	0.35%	to	1.50%	29.34%	to	30.84%
2012		3,713	$12.10	to	$39.34	$103,676	1.34%	0.35%	to	1.90%	14.18%	to	16.01%
2011		4,325	$10.46	to	$34.14	$104,530	0.97%	0.35%	to	1.90%	-4.34%	to	-2.84%
Fidelity® VIP Index 500 Portfolio - Initial Class
2015		496	$34.25	to	$40.08	$19,508	1.98%	1.25%	to	1.40%	-0.10%	to	0.06%
2014		534	$34.23	to	$40.12	$21,031	1.53%	1.25%	to	1.40%	12.00%	to	12.16%
2013		633	$30.52	to	$35.82	$22,227	1.87%	1.25%	to	1.40%	30.40%	to	30.59%
2012		704	$23.37	to	$27.47	$18,967	2.09%	1.25%	to	1.40%	14.27%	to	14.45%
2011		795	$20.42	to	$24.04	$18,731	1.84%	1.25%	to	1.40%	0.63%	to	0.79%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2015		22		$22.36		$491	2.53%		1.40%			-1.97%
2014		24		$22.81		$536	2.15%		1.40%			4.35%
2013		27		$21.86		$582	2.17%		1.40%			-3.15%
2012		31		$22.57		$708	2.35%		1.40%			4.39%
2011		34		$21.62		$741	2.98%		1.40%			5.82%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value VIP Fund - Class 2
2015		107	$16.05	to	$27.45	$2,294	0.60%	0.10%	to	1.50%	-8.78%	to	-7.46%
2014		125	$17.45	to	$29.86	$2,999	0.59%	0.10%	to	1.50%	-0.92%	to	-0.11%
2013		133	$17.47	to	$29.92	$3,461	1.34%	0.70%	to	1.50%	34.24%	to	35.26%
2012		126	$12.92	to	$22.12	$2,681	0.77%	0.70%	to	1.50%	16.60%	to	17.56%
2011		153	$10.99	to	$18.83	$2,787	0.71%	0.70%	to	1.50%	-5.17%	to	-4.43%
Janus Aspen Series Balanced Portfolio - Institutional Shares
2015		-		$17.83		$8	-		1.00%			-0.39%
2014		-		$17.90		$8	-		1.00%			7.44%
2013		-		$16.66		$8	(e)		1.00%			(e)
2012		-		$43.50		$7	-		0.75%			12.78%
2011		-		$38.57		$14	-		0.75%			0.86%
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2015		92	$16.77	to	$24.42	$1,746	0.58%	0.10%	to	1.50%	-5.21%	to	-3.87%
2014		103	$17.55	to	$25.62	$2,038	0.44%	0.10%	to	1.50%	9.87%	to	11.11%
2013		111	$15.85	to	$23.19	$2,031	0.41%	0.35%	to	1.50%	28.34%	to	29.91%
2012		126	$12.25	to	$17.97	$1,878	0.61%	0.35%	to	1.50%	12.88%	to	14.09%
2011		159	$10.77	to	$15.83	$2,073	0.22%	0.35%	to	1.50%	-5.45%	to	-4.37%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2015		7	$15.37	to	$19.85	$114	-	0.80%	to	1.25%	5.27%	to	5.75%
2014		12	$14.60	to	$18.77	$193	-	0.80%	to	1.25%	4.51%	to	4.98%
2013		29	$13.97	to	$17.88	$426	-	0.80%	to	1.25%	34.20%	to	34.84%
2012		13	$10.41	to	$13.26	$145	-	0.80%	to	1.25%	15.03%	to	15.51%
2011		14	$9.05	to	$11.48	$136	-	0.80%	to	1.25%	-0.11%	to	0.35%
Oppenheimer Global Fund/VA
2015		-		$16.64		$5	-		1.00%			2.91%
2014		1		$16.17		$23	-		1.00%			1.25%
2013		1		$15.97		$23	(e)		1.00%			(e)
2012		1		$27.14		$19	-		0.75%			20.35%
2011		2		$22.55		$47	1.82%		0.75%			-8.96%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund®/VA
2015		18	$16.22	to	$19.70	$314	0.92%	0.80%	to	1.25%	2.01%	to	2.55%
2014		20	$15.90	to	$19.21	$338	0.89%	0.80%	to	1.25%	9.35%	to	9.77%
2013		22	$14.54	to	$17.50	$337	0.96%	0.80%	to	1.25%	30.17%	to	30.69%
2012		24	$11.17	to	$13.39	$288	1.08%	0.80%	to	1.25%	15.39%	to	15.93%
2011		26	$9.68	to	$11.55	$267	0.72%	0.80%	to	1.25%	-1.33%	to	-0.77%
Oppenheimer Main Street Small Cap Fund®/VA
2015		65	$18.95	to	$22.37	$1,352	0.92%	0.10%	to	1.25%	-7.06%	to	-5.99%
2014		55	$20.28	to	$23.95	$1,251	0.79%	0.10%	to	1.50%	10.25%	to	11.18%
2013		50	$18.24	to	$21.55	$1,033	1.00%	0.70%	to	1.50%	38.93%	to	39.98%
2012		50	$13.03	to	$15.40	$765	0.59%	0.70%	to	1.50%	16.23%	to	17.18%
2011		46	$11.12	to	$13.15	$599	0.68%	0.70%	to	1.50%	-3.62%	to	-2.88%
PIMCO Real Return Portfolio - Administrative Class
2015		183	$12.08	to	$14.91	$2,482	3.90%	0.10%	to	1.50%	-4.14%	to	-2.83%
2014		211	$12.51	to	$15.44	$3,002	1.49%	0.10%	to	1.50%	1.57%	to	2.37%
2013		255	$12.22	to	$15.09	$3,588	1.07%	0.70%	to	1.50%	-10.58%	to	-9.82%
2012		562	$13.55	to	$16.74	$9,299	1.07%	0.70%	to	1.50%	7.10%	to	7.97%
2011		513	$12.55	to	$15.51	$7,882	4.86%	0.70%	to	1.50%	10.07%	to	10.87%
Pioneer Emerging Markets VCT Portfolio - Class I
2015		95	$6.06	to	$6.38	$595	4.79%	0.10%	to	1.25%	-16.41%	to	-15.50%
2014		89	$7.22	to	$7.55	$658	0.59%	0.10%	to	1.25%	-13.69%	to	-13.13%
2013		120	$8.32	to	$8.68	$1,028	0.78%	0.70%	to	1.25%	-3.23%	to	-2.58%
2012		172	$8.54	to	$8.93	$1,525	0.63%	0.70%	to	1.25%	10.57%	to	11.21%
2011		129	$7.68	to	$8.03	$1,027	0.30%	0.70%	to	1.50%	-24.51%	to	-23.96%
Pioneer High Yield VCT Portfolio - Class I
2015		37	$14.89	to	$17.32	$584	4.72%	0.10%	to	1.50%	-5.37%	to	-4.05%
2014		69	$15.61	to	$18.16	$1,154	5.26%	0.10%	to	1.50%	-1.41%	to	-0.57%
2013		37	$15.70	to	$18.28	$634	5.55%	0.70%	to	1.50%	10.38%	to	11.27%
2012		35	$14.11	to	$16.44	$556	9.87%	0.70%	to	1.50%	14.40%	to	15.21%
2011		30	$12.25	to	$14.27	$417	6.31%	0.70%	to	1.50%	-3.16%	to	-2.31%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Balanced Portfolio - Class I
2015		2,066	$12.24	to	$50.11	$58,918	1.99%	0.10%	to	2.25%	-4.08%	to	-1.92%
2014		2,364	$12.76	to	$51.54	$68,867	1.64%	0.10%	to	2.25%	3.82%	to	5.46%
2013		2,686	$12.29	to	$48.98	$74,157	2.12%	0.35%	to	2.25%	14.11%	to	16.24%
2012		2,537	$10.77	to	$42.36	$67,751	3.12%	0.35%	to	2.25%	11.15%	to	13.23%
2011		2,912	$9.69	to	$37.63	$68,784	2.77%	0.35%	to	2.25%	-3.49%	to	-1.66%
Voya Intermediate Bond Portfolio - Class I
2015		4,656	$13.81	to	$107.92	$98,386	3.45%	0.10%	to	2.25%	-1.63%	to	0.48%
2014		4,837	$13.83	to	$108.47	$103,349	3.22%	0.10%	to	2.25%	4.32%	to	6.30%
2013		5,191	$13.05	to	$102.81	$105,513	3.30%	0.35%	to	2.25%	-2.36%	to	-0.45%
2012		5,306	$13.16	to	$104.07	$114,638	4.71%	0.35%	to	2.25%	6.97%	to	8.94%
2011		4,984	$12.12	to	$96.19	$101,540	4.48%	0.35%	to	2.25%	5.17%	to	7.24%
Voya Global Perspectives Portfolio - Class A
2015		14	$9.92	to	$10.00	$143	2.46%	0.95%	to	1.40%	-4.98%	-	-4.58%
2014	2/28/2014	17	$10.44	to	$10.48	$182	(c)	0.95%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
Voya Global Perspectives Portfolio - Class I
2015		4		$9.87		$42	2.11%		0.10%			-3.42%
2014	7/29/2014	5	$10.13	to	$10.22	$53	(c)	0.10%	to	1.50%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
Voya High Yield Portfolio - Service Class
2015		201	$16.21	to	$18.03	$3,420	5.41%	0.10%	to	1.40%	-3.38%	to	-2.13%
2014		250	$16.66	to	$18.53	$4,416	6.35%	0.10%	to	1.40%	-0.23%	to	0.48%
2013		250	$16.58	to	$18.46	$4,441	5.97%	0.70%	to	1.40%	4.11%	to	4.87%
2012		291	$15.81	to	$17.61	$4,999	6.32%	0.70%	to	1.50%	12.30%	to	13.25%
2011		277	$13.96	to	$15.56	$4,207	7.25%	0.70%	to	1.50%	2.85%	to	3.66%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Institutional Class
2015		5,191	$18.07	to	$27.87	$127,018	0.56%	0.10%	to	1.90%	4.36%	to	6.27%
2014		5,880	$17.24	to	$26.45	$137,277	0.43%	0.10%	to	1.90%	11.48%	to	13.20%
2013		5,464	$15.41	to	$23.50	$115,292	0.76%	0.35%	to	1.90%	28.67%	to	30.56%
2012		2,369	$11.94	to	$18.12	$37,320	0.49%	0.35%	to	1.75%	16.02%	to	17.69%
2011		2,074	$10.27	to	$15.49	$27,275	0.47%	0.35%	to	1.75%	0.69%	to	1.51%
Voya Large Cap Value Portfolio - Institutional Class
2015		575	$12.36	to	$16.95	$8,185	1.74%	0.10%	to	1.50%	-5.86%	to	-4.56%
2014		709	$13.13	to	$17.76	$10,688	2.16%	0.10%	to	1.50%	8.42%	to	9.69%
2013		571	$12.11	to	$16.05	$7,884	2.04%	0.35%	to	1.50%	28.97%	to	30.46%
2012		532	$9.39	to	$12.18	$5,325	2.48%	0.35%	to	1.50%	13.00%	to	14.26%
2011		541	$8.31	to	$10.66	$4,756	1.39%	0.35%	to	1.50%	1.96%	to	3.19%
Voya Large Cap Value Portfolio - Service Class
2015		174	$14.59	to	$15.19	$2,617	2.14%	0.95%	to	1.75%	-6.35%	-	-5.53%
2014		88	$15.80	to	$16.08	$1,401	1.60%	0.95%	to	1.40%	8.22%	to	8.65%
2013		134	$14.60	to	$14.80	$1,976	1.76%	0.95%	to	1.40%	28.86%	to	29.37%
2012		86	$11.33	to	$11.44	$978	2.41%	0.95%	to	1.40%	12.74%	to	13.27%
2011	1/21/2011	43	$10.05	to	$10.10	$431	(a)	0.95%	to	1.40%		(a)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
2015		433	$15.24	to	$18.56	$7,762	0.96%	0.10%	to	2.25%	-2.56%	to	-0.41%
2014		500	$15.18	to	$18.80	$9,091	1.21%	0.10%	to	2.25%	12.76%	to	14.41%
2013		580	$13.62	to	$16.46	$9,272	0.96%	0.75%	to	2.25%	27.72%	to	29.79%
2012		613	$10.56	to	$12.72	$7,594	1.53%	0.75%	to	2.25%	8.06%	to	9.65%
2011		700	$9.67	to	$11.62	$7,951	1.45%	0.75%	to	2.25%	-6.42%	to	-5.06%
Voya Retirement Conservative Portfolio - Adviser Class
2015		224	$11.21	to	$11.48	$2,542	1.55%	0.95%	to	1.45%	-2.26%	-	-1.71%
2014		258	$11.49	to	$11.68	$2,993	2.87%	0.95%	to	1.40%	4.45%	to	4.85%
2013		316	$11.00	to	$11.14	$3,496	3.65%	0.95%	to	1.40%	2.90%	to	3.44%
2012		185	$10.69	to	$10.77	$1,983	2.90%	0.95%	to	1.40%	6.37%	to	6.85%
2011	6/16/2011	84	$10.05	to	$10.08	$846	(a)	0.95%	to	1.40%		(a)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Growth Portfolio - Adviser Class
2015		309	$12.02	to	$13.51	$4,082	1.73%	0.95%	to	1.40%	-3.46%	to	-2.95%
2014		329	$12.44	to	$13.92	$4,491	1.51%	0.95%	to	1.40%	3.84%	to	4.27%
2013		395	$11.98	to	$13.35	$5,195	1.97%	0.95%	to	1.40%	16.98%	to	17.52%
2012		404	$10.24	to	$11.36	$4,536	2.35%	0.95%	to	1.40%	11.34%	to	11.92%
2011		453	$9.19	to	$10.15	$4,575	0.89%	0.95%	to	1.40%	-2.52%	to	-2.12%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2015		245	$11.91	to	$13.58	$3,257	1.56%	0.95%	to	1.45%	-3.02%	to	-2.58%
2014		269	$12.28	to	$13.94	$3,679	1.65%	0.95%	to	1.40%	4.21%	to	4.73%
2013		331	$11.78	to	$13.31	$4,340	2.12%	0.95%	to	1.40%	14.04%	to	14.64%
2012		394	$10.33	to	$11.61	$4,529	2.78%	0.95%	to	1.40%	10.10%	to	10.47%
2011		511	$9.38	to	$10.51	$5,336	0.97%	0.95%	to	1.40%	-1.33%	to	-0.85%
Voya Retirement Moderate Portfolio - Adviser Class
2015		341	$11.46	to	$13.10	$4,363	0.85%	0.95%	to	1.40%	-2.96%	to	-2.53%
2014		398	$11.81	to	$13.44	$5,251	2.90%	0.95%	to	1.40%	3.72%	to	4.27%
2013		453	$11.38	to	$12.89	$5,774	2.71%	0.95%	to	1.40%	8.48%	to	8.96%
2012		428	$10.49	to	$11.83	$5,002	3.18%	0.95%	to	1.40%	8.70%	to	9.23%
2011		593	$9.65	to	$10.83	$6,382	1.37%	0.95%	to	1.40%	0.66%	to	1.12%
Voya U.S. Stock Index Portfolio - Service Class
2015		4		$19.83		$86	1.16%		0.75%			0.15%
2014		4		$19.80		$87	1.18%		0.75%			12.24%
2013		5		$17.64		$82	1.32%		0.75%			30.76%
2012		5		$13.49		$70	1.57%		0.75%			14.61%
2011		5		$11.77		$57	1.71%		0.75%			0.86%
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
2015		28		$11.23		$315	1.25%		0.75%			-3.11%
2014		28		$11.59		$325	1.54%		0.75%			2.02%
2013		29		$11.36		$325	-		0.75%			-9.19%
2012		29		$12.51		$365	0.87%		0.75%			5.93%
2011		28		$11.81		$328	2.56%		0.75%			11.31%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2015		190	$9.77	to	$9.98	$1,874	1.28%	0.95%	to	1.40%	-4.03%	-	-3.57%
2014		214	$10.18	to	$10.35	$2,195	1.28%	0.95%	to	1.40%	1.09%	to	1.57%
2013		277	$10.07	to	$10.19	$2,803	-	0.95%	to	1.40%	-9.93%	to	-9.58%
2012		492	$11.18	to	$11.27	$5,523	0.61%	0.95%	to	1.40%	4.88%	to	5.33%
2011	5/11/2011	317	$10.66	to	$10.70	$3,386	(a)	0.95%	to	1.40%		(a)
VY® Clarion Global Real Estate Portfolio - Institutional Class
2015		139	$13.35	to	$14.60	$1,926	3.00%	0.10%	to	1.25%	-2.63%	to	-1.55%
2014		156	$13.71	to	$14.83	$2,211	1.34%	0.10%	to	1.25%	12.65%	to	13.32%
2013		146	$12.17	to	$12.54	$1,815	5.80%	0.70%	to	1.25%	2.61%	to	3.21%
2012		158	$11.73	to	$12.15	$1,906	0.74%	0.70%	to	1.50%	24.26%	to	25.26%
2011		165	$9.44	to	$9.70	$1,590	3.61%	0.70%	to	1.50%	-6.63%	to	-5.83%
VY® Clarion Global Real Estate Portfolio - Service Class
2015		54	$13.97	to	$14.60	$774	3.06%	0.95%	to	1.40%	-3.05%	to	-2.60%
2014		67	$14.41	to	$14.99	$988	1.13%	0.95%	to	1.40%	12.31%	to	12.79%
2013		86	$12.83	to	$13.29	$1,129	5.39%	0.95%	to	1.40%	2.23%	to	2.70%
2012		89	$12.55	to	$12.94	$1,133	0.60%	0.95%	to	1.40%	23.89%	to	24.42%
2011		84	$10.13	to	$10.40	$858	3.30%	0.95%	to	1.40%	-6.64%	to	-6.14%
VY® Clarion Real Estate Portfolio - Service Class
2015		225	$16.29	to	$19.32	$4,168	1.24%	0.10%	to	1.50%	1.43%	to	2.82%
2014		255	$16.06	to	$18.79	$4,564	1.16%	0.10%	to	1.50%	28.20%	to	28.98%
2013		202	$12.80	to	$14.39	$2,704	1.36%	0.70%	to	1.25%	0.79%	to	1.31%
2012		233	$12.49	to	$13.76	$3,041	0.98%	0.70%	to	1.50%	13.86%	to	14.76%
2011		218	$10.94	to	$11.99	$2,480	1.30%	0.70%	to	1.50%	7.87%	to	8.74%
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
2015		662	$16.00	to	$16.72	$10,760	0.39%	0.95%	to	1.40%	-2.79%	to	-2.34%
2014		802	$16.39	to	$17.12	$13,380	0.41%	0.95%	to	1.45%	4.73%	to	5.22%
2013		965	$15.65	to	$16.27	$15,358	0.71%	0.95%	to	1.45%	34.45%	to	35.13%
2012		1,072	$11.41	to	$12.04	$12,661	0.86%	0.95%	to	1.75%	12.97%	to	13.80%
2011		1,250	$10.10	to	$10.58	$13,010	0.20%	0.95%	to	1.75%	-12.33%	to	-11.54%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® FMR Diversified Mid Cap Portfolio - Service Class
2015		71	$16.48	to	$22.20	$1,426	0.12%	0.10%	to	1.50%	-3.12%	to	-1.70%
2014		97	$16.88	to	$22.74	$1,968	0.23%	0.10%	to	1.50%	4.44%	to	5.30%
2013		122	$16.03	to	$21.61	$2,426	0.50%	0.70%	to	1.50%	34.02%	to	35.05%
2012		99	$11.87	to	$16.01	$1,551	0.66%	0.70%	to	1.50%	12.93%	to	13.81%
2011		108	$10.43	to	$14.07	$1,494	0.23%	0.70%	to	1.50%	-12.26%	to	-11.54%
VY® Franklin Income Portfolio - Service Class
2015		381	$11.42	to	$14.17	$5,050	4.70%	0.95%	to	1.40%	-7.69%	to	-7.26%
2014		432	$12.37	to	$15.28	$6,191	3.74%	0.95%	to	1.75%	3.19%	to	4.02%
2013		431	$11.95	to	$14.69	$6,040	5.17%	0.95%	to	1.75%	12.64%	to	13.52%
2012		391	$10.57	to	$12.94	$4,905	5.65%	0.95%	to	1.75%	10.65%	to	11.55%
2011		381	$9.52	to	$11.60	$4,340	5.57%	0.95%	to	1.75%	0.73%	to	1.58%
VY® Invesco Growth and Income Portfolio - Service Class
2015		56	$16.58	to	$18.54	$978	3.27%	0.10%	to	1.50%	-4.41%	to	-3.06%
2014		58	$17.20	to	$19.24	$1,041	1.23%	0.10%	to	1.50%	8.48%	to	9.35%
2013		65	$15.73	to	$17.61	$1,080	1.55%	0.70%	to	1.50%	31.89%	to	32.97%
2012		56	$11.83	to	$13.25	$729	1.90%	0.70%	to	1.50%	12.91%	to	13.75%
2011		74	$10.40	to	$11.65	$854	1.17%	0.70%	to	1.50%	-3.65%	to	-2.80%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2015		110	$14.41	to	$14.63	$1,593	1.52%	1.25%	to	1.40%	-16.75%	to	-16.64%
2014		136	$17.31	to	$17.55	$2,362	0.90%	1.25%	to	1.40%	-0.29%	to	-0.11%
2013		294	$13.41	to	$17.57	$4,523	1.10%	0.95%	to	1.40%	-6.82%	to	-6.40%
2012		355	$14.39	to	$18.83	$5,881	-	0.95%	to	1.40%	17.66%	to	18.25%
2011		401	$11.99	to	$15.98	$5,594	1.14%	0.95%	to	1.75%	-19.48%	to	-18.82%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2015		532	$9.00	to	$18.40	$6,190	1.23%	0.10%	to	1.50%	-17.04%	to	-15.91%
2014		563	$10.77	to	$22.02	$7,745	1.04%	0.10%	to	1.50%	-0.58%	to	0.28%
2013		349	$10.74	to	$21.98	$6,281	0.79%	0.70%	to	1.50%	-7.12%	to	-6.45%
2012		335	$11.48	to	$23.50	$7,616	-	0.70%	to	1.50%	17.35%	to	18.35%
2011		312	$9.70	to	$19.87	$6,010	0.89%	0.70%	to	1.50%	-19.51%	to	-18.90%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2015		141	$14.61	to	$23.46	$2,711	0.51%	0.95%	to	1.40%	-4.82%	to	-4.36%
2014		150	$15.35	to	$24.53	$3,194	0.57%	0.95%	to	1.40%	7.07%	to	7.59%
2013		157	$14.33	to	$22.80	$3,107	0.94%	0.95%	to	1.75%	36.92%	to	38.01%
2012		148	$10.43	to	$16.52	$2,220	0.41%	0.95%	to	1.75%	16.87%	to	17.83%
2011		158	$8.89	to	$14.02	$2,181	0.66%	0.95%	to	1.75%	-2.78%	to	-1.96%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2015		47	$19.22	to	$23.14	$998	0.19%	0.10%	to	1.50%	-5.11%	to	-3.76%
2014		48	$20.09	to	$24.21	$1,091	0.33%	0.10%	to	1.50%	7.01%	to	7.61%
2013		35	$18.67	to	$22.51	$749	0.84%	0.70%	to	1.25%	37.17%	to	37.99%
2012		13	$13.53	to	$16.32	$207	-	0.70%	to	1.50%	17.24%	to	17.86%
2011		14	$11.48	to	$13.85	$187	0.39%	0.70%	to	1.25%	-2.55%	to	-2.05%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2015		1,516	$14.97	to	$22.79	$29,174	1.33%	0.10%	to	1.50%	3.65%	to	5.14%
2014		1,428	$14.43	to	$21.82	$26,434	1.35%	0.10%	to	1.50%	10.49%	to	11.35%
2013		1,301	$13.06	to	$19.60	$22,726	1.17%	0.70%	to	1.50%	20.31%	to	21.33%
2012		1,065	$10.84	to	$16.16	$15,801	1.69%	0.70%	to	1.50%	12.79%	to	13.77%
2011		900	$9.61	to	$14.22	$12,364	1.91%	0.70%	to	1.50%	1.35%	to	2.11%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2015		295	$13.96	to	$22.79	$5,095	2.04%	0.10%	to	1.50%	-8.28%	to	-6.97%
2014		319	$15.21	to	$24.66	$5,965	1.78%	0.10%	to	1.50%	5.86%	to	6.68%
2013		383	$14.36	to	$23.12	$6,855	1.71%	0.70%	to	1.50%	27.82%	to	28.88%
2012		335	$11.22	to	$17.96	$5,210	1.92%	0.70%	to	1.50%	15.47%	to	16.32%
2011		438	$9.68	to	$15.44	$5,626	2.00%	0.70%	to	1.50%	-2.41%	to	-1.50%
VY® T. Rowe Price International Stock Portfolio - Service Class
2015		181	$10.46	to	$15.95	$2,301	0.98%	0.10%	to	1.40%	-2.37%	to	-1.08%
2014		199	$10.64	to	$16.22	$2,586	1.12%	0.10%	to	1.45%	-2.57%	to	-1.85%
2013		232	$10.84	to	$16.53	$3,113	1.02%	0.70%	to	1.45%	12.69%	to	13.63%
2012		255	$9.54	to	$14.56	$3,179	0.27%	0.70%	to	1.50%	17.02%	to	17.92%
2011		325	$8.09	to	$12.35	$3,476	3.52%	0.70%	to	1.50%	-13.67%	to	-13.01%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Global Growth Portfolio - Service Class
2015		29	$11.62	to	$12.14	$348	2.99%	0.95%	to	1.40%	-8.86%	to	-8.45%
2014		35	$12.75	to	$13.26	$456	1.38%	0.95%	to	1.40%	-4.14%	to	-3.70%
2013		41	$13.30	to	$13.77	$562	1.32%	0.95%	to	1.40%	28.88%	to	29.42%
2012		33	$10.32	to	$10.64	$349	1.86%	0.95%	to	1.40%	20.00%	to	20.63%
2011		34	$8.60	to	$8.82	$297	1.60%	0.95%	to	1.40%	-7.03%	to	-6.67%
Voya Money Market Portfolio - Class I
2015		3,275	$9.61	to	$15.68	$41,143	-	0.10%	to	1.90%	-1.84%	to	-0.10%
2014		3,740	$9.71	to	$15.80	$47,372	-	0.10%	to	1.90%	-1.90%	to	-0.40%
2013		4,149	$9.77	to	$15.92	$52,709	-	0.35%	to	1.90%	-1.74%	to	-0.30%
2012		5,212	$9.84	to	$16.03	$68,966	0.03%	0.35%	to	1.75%	-1.71%	to	-0.30%
2011		6,156	$9.91	to	$16.15	$82,585	-	0.35%	to	1.75%	-1.77%	to	-0.40%
Voya Money Market Portfolio - Class S
2015		5		$9.55		$44	-		0.75%			-0.73%
2014		5		$9.62		$45	-		0.75%			-0.82%
2013		8		$9.70		$77	-		0.75%			-0.72%
2012		8		$9.77		$74	-		0.75%			-0.71%
2011		28		$9.84		$273	-		0.75%			-0.71%
Voya Global Bond Portfolio - Initial Class
2015		1,370	$11.53	to	$13.58	$17,581	-	0.10%	to	2.25%	-6.44%	to	-4.42%
2014		1,659	$12.13	to	$14.31	$22,507	0.82%	0.10%	to	2.25%	-1.82%	to	0.00%
2013		1,927	$12.17	to	$14.37	$26,454	2.03%	0.35%	to	2.25%	-6.15%	to	-4.31%
2012		2,338	$12.76	to	$15.08	$34,048	5.98%	0.35%	to	2.25%	5.47%	to	7.53%
2011		2,756	$11.91	to	$14.09	$37,677	7.33%	0.35%	to	2.25%	1.43%	to	3.33%
Voya Global Bond Portfolio - Service Class
2015		5		$12.54		$66	-		1.25%			-5.64%
2014		6		$13.29		$79	-		1.25%			-1.12%
2013		7		$13.44		$95	1.72%		1.25%			-5.49%
2012		10		$14.22		$137	4.95%		1.25%			6.28%
2011		11		$13.38		$146	13.79%		1.25%			2.22%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service Class
2015		270	$13.65	to	$15.27	$3,800	3.40%	0.10%	to	1.50%	-1.54%	to	-0.43%
2014		276	$13.76	to	$15.40	$3,909	2.12%	0.35%	to	1.50%	3.99%	to	5.22%
2013		255	$13.13	to	$14.70	$3,450	2.22%	0.35%	to	1.50%	14.56%	to	15.90%
2012		219	$11.36	to	$12.73	$2,664	2.61%	0.35%	to	1.50%	11.81%	to	12.99%
2011		201	$10.09	to	$11.31	$2,159	1.93%	0.35%	to	1.50%	-4.53%	to	-3.40%
Voya Solution 2035 Portfolio - Service Class
2015		490	$14.01	to	$15.93	$7,035	3.12%	0.10%	to	1.25%	-1.76%	to	-0.54%
2014		476	$14.18	to	$15.37	$6,894	2.01%	0.10%	to	1.25%	4.34%	to	5.29%
2013		444	$13.51	to	$15.38	$6,162	1.91%	0.35%	to	1.50%	18.89%	to	19.98%
2012		368	$11.30	to	$12.87	$4,430	2.07%	0.35%	to	1.25%	13.67%	to	14.64%
2011		325	$9.89	to	$11.27	$3,402	1.59%	0.35%	to	1.25%	-5.79%	to	-4.92%
Voya Solution 2045 Portfolio - Service Class
2015		284	$14.06	to	$16.32	$4,076	3.07%	0.10%	to	1.50%	-2.46%	to	-1.07%
2014		225	$14.30	to	$16.60	$3,274	1.70%	0.10%	to	1.50%	4.54%	to	5.38%
2013		195	$13.57	to	$15.76	$2,739	1.64%	0.70%	to	1.50%	21.56%	to	22.58%
2012		154	$11.07	to	$12.87	$1,784	1.93%	0.70%	to	1.50%	13.76%	to	14.72%
2011		141	$9.65	to	$11.23	$1,424	1.18%	0.35%	to	1.50%	-6.56%	to	-5.41%
Voya Solution Income Portfolio - Service Class
2015		228	$13.22	to	$14.47	$3,158	1.50%	0.10%	to	1.50%	-1.40%	to	0.00%
2014		76	$13.30	to	$14.56	$1,099	2.52%	0.10%	to	1.25%	4.44%	to	4.97%
2013		83	$12.67	to	$13.88	$1,127	3.10%	0.70%	to	1.25%	5.64%	to	6.29%
2012		93	$11.92	to	$13.07	$1,197	5.11%	0.70%	to	1.25%	8.45%	to	9.01%
2011		91	$10.94	to	$11.99	$1,072	3.38%	0.70%	to	1.25%	-0.94%	to	-0.36%
Voya Solution Moderately Aggressive Portfolio - Service Class
2015	8/14/2015	20	$9.56	to	$9.58	$189	(d)	0.95%	to	1.40%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2015		127	$20.31	to	$32.48	$2,823	1.60%	0.10%	to	1.25%	-2.93%	to	-1.84%
2014		138	$20.81	to	$33.37	$3,190	1.21%	0.10%	to	1.50%	10.79%	to	12.08%
2013		123	$18.63	to	$29.95	$2,769	1.16%	0.35%	to	1.50%	29.71%	to	30.86%
2012		104	$14.28	to	$23.02	$1,878	1.11%	0.35%	to	1.25%	14.91%	to	15.94%
2011		110	$12.36	to	$19.97	$1,740	0.95%	0.35%	to	1.25%	-4.36%	to	-3.46%
VY® Baron Growth Portfolio - Service Class
2015		245	$14.29	to	$32.43	$4,849	0.23%	0.10%	to	1.50%	-6.43%	to	-5.12%
2014		293	$15.26	to	$34.48	$6,303	0.07%	0.10%	to	1.50%	2.77%	to	3.59%
2013		359	$14.84	to	$33.36	$7,548	1.29%	0.70%	to	1.50%	36.82%	to	37.91%
2012		258	$10.84	to	$24.25	$4,561	-	0.70%	to	1.50%	17.89%	to	18.82%
2011		248	$9.18	to	$20.46	$3,850	-	0.70%	to	1.50%	0.69%	to	1.54%
VY® Columbia Contrarian Core Portfolio - Service Class
2015		135	$15.08	to	$19.68	$2,297	0.88%	0.10%	to	1.50%	1.46%	to	2.92%
2014		150	$14.85	to	$22.46	$2,473	0.79%	0.10%	to	1.50%	11.13%	to	12.03%
2013		176	$13.35	to	$20.10	$2,612	1.41%	0.70%	to	1.50%	32.73%	to	33.85%
2012		182	$10.05	to	$15.06	$2,062	0.29%	0.70%	to	1.50%	10.60%	to	11.44%
2011		201	$9.05	to	$13.54	$2,042	1.03%	0.70%	to	1.50%	-6.12%	to	-5.31%
VY® Columbia Small Cap Value II Portfolio - Service Class
2015		48	$14.66	to	$17.66	$744	0.28%	0.10%	to	1.50%	-4.43%	to	-3.02%
2014		42	$15.46	to	$18.21	$683	0.15%	0.10%	to	1.40%	2.86%	to	3.63%
2013		40	$15.03	to	$17.37	$621	0.96%	0.70%	to	1.40%	38.02%	to	38.93%
2012		38	$10.89	to	$11.38	$419	0.23%	0.75%	to	1.40%	12.62%	to	13.35%
2011		45	$9.67	to	$10.04	$446	0.52%	0.75%	to	1.40%	-4.07%	to	-3.37%
VY® Invesco Comstock Portfolio - Service Class
2015		60	$16.79	to	$22.86	$1,087	2.12%	0.10%	to	1.50%	-7.34%	to	-6.07%
2014		75	$17.99	to	$24.55	$1,459	2.04%	0.10%	to	1.50%	7.51%	to	8.37%
2013		68	$16.60	to	$22.71	$1,289	0.84%	0.70%	to	1.50%	33.00%	to	34.09%
2012		58	$12.38	to	$16.98	$862	1.19%	0.70%	to	1.50%	16.82%	to	17.79%
2011		64	$10.51	to	$14.45	$813	1.37%	0.70%	to	1.50%	-3.51%	to	-2.78%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2015		3,908	$16.38	to	$18.25	$68,652	2.18%	0.10%	to	1.75%	-3.75%	to	-2.16%
2014		4,454	$16.84	to	$18.78	$80,865	1.86%	0.10%	to	1.75%	7.05%	to	8.55%
2013		3,140	$15.56	to	$17.37	$52,976	1.40%	0.35%	to	1.75%	22.76%	to	24.59%
2012		3,462	$12.54	to	$14.03	$47,507	2.28%	0.35%	to	1.75%	10.85%	to	12.31%
2011		4,118	$11.20	to	$12.56	$50,725	2.13%	0.35%	to	1.75%	-2.86%	to	-1.39%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2015		140	$19.86	to	$34.39	$3,458	0.60%	0.10%	to	1.50%	-4.48%	to	-3.16%
2014		150	$20.62	to	$35.80	$3,877	0.87%	0.10%	to	1.50%	13.29%	to	14.57%
2013		134	$18.06	to	$31.44	$3,218	0.63%	0.35%	to	1.50%	29.54%	to	31.11%
2012		110	$13.83	to	$24.13	$2,176	0.74%	0.35%	to	1.50%	18.26%	to	19.63%
2011		111	$11.60	to	$20.29	$1,872	0.88%	0.35%	to	1.50%	0.29%	to	1.47%
VY® Oppenheimer Global Portfolio - Initial Class
2015		3,564	$16.34	to	$20.15	$67,773	1.50%	0.10%	to	1.90%	2.19%	to	4.06%
2014		3,939	$15.80	to	$19.54	$72,781	1.15%	0.10%	to	1.90%	0.34%	to	1.95%
2013		4,579	$15.55	to	$19.28	$83,809	1.35%	0.35%	to	1.90%	24.68%	to	26.69%
2012		5,210	$12.32	to	$15.31	$77,309	1.28%	0.35%	to	1.90%	19.40%	to	21.26%
2011		5,948	$10.20	to	$12.70	$73,458	1.50%	0.35%	to	1.90%	-9.84%	to	-8.41%
VY® Pioneer High Yield Portfolio - Initial Class
2015		778	$16.11	to	$18.33	$12,897	5.37%	0.10%	to	1.50%	-6.06%	to	-4.73%
2014		901	$16.81	to	$19.37	$15,880	5.04%	0.10%	to	1.75%	-1.41%	to	-0.36%
2013		1,012	$17.05	to	$19.44	$17,988	4.97%	0.70%	to	1.75%	10.36%	to	11.54%
2012		1,074	$15.45	to	$17.44	$17,097	6.01%	0.70%	to	1.75%	14.19%	to	15.46%
2011		1,172	$13.53	to	$15.12	$16,258	5.71%	0.70%	to	1.75%	-2.45%	to	-1.40%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2015		1,863	$19.48	to	$24.32	$42,681	-	0.10%	to	1.50%	0.46%	to	1.89%
2014		2,048	$19.22	to	$24.07	$46,522	0.26%	0.10%	to	1.50%	10.18%	to	11.48%
2013		2,349	$17.31	to	$21.73	$48,397	0.29%	0.35%	to	1.75%	32.79%	to	34.73%
2012		2,619	$12.90	to	$16.23	$41,061	0.50%	0.35%	to	1.75%	14.15%	to	15.68%
2011		3,031	$11.18	to	$14.11	$41,422	0.34%	0.35%	to	1.75%	-5.45%	to	-4.06%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2015		1,026	$17.28	to	$55.47	$38,458	-	0.10%	to	1.50%	9.16%	to	10.72%
2014		1,034	$15.81	to	$50.77	$37,050	-	0.10%	to	1.50%	7.08%	to	8.31%
2013		1,072	$14.76	to	$47.38	$37,679	0.02%	0.35%	to	1.50%	37.20%	to	38.78%
2012		1,093	$10.75	to	$34.50	$29,888	0.16%	0.35%	to	1.50%	17.13%	to	18.53%
2011		1,207	$9.17	to	$29.43	$28,652	-	0.35%	to	1.50%	-2.57%	to	-1.45%
VY® Templeton Foreign Equity Portfolio - Initial Class
2015		1,331	$8.89	to	$11.35	$12,870	4.09%	0.10%	to	1.90%	-5.22%	to	-3.40%
2014		1,468	$9.38	to	$11.75	$14,838	2.50%	0.10%	to	1.90%	-8.31%	to	-6.94%
2013		1,607	$10.23	to	$12.52	$17,537	1.46%	0.35%	to	1.90%	17.99%	to	19.83%
2012		1,929	$8.67	to	$10.34	$17,443	1.57%	0.35%	to	1.90%	16.53%	to	18.44%
2011		1,868	$7.44	to	$8.73	$14,333	1.94%	0.35%	to	1.90%	-13.59%	to	-12.26%
Voya Strategic Allocation Conservative Portfolio - Class I
2015		273	$14.11	to	$26.24	$6,108	3.36%	0.10%	to	1.50%	-1.69%	to	-0.27%
2014		290	$14.24	to	$26.50	$6,582	2.63%	0.10%	to	1.50%	5.05%	to	6.26%
2013		348	$13.45	to	$25.04	$7,505	2.52%	0.35%	to	1.50%	10.41%	to	11.34%
2012		357	$12.08	to	$22.50	$6,993	2.74%	0.70%	to	1.50%	10.68%	to	11.54%
2011		430	$10.83	to	$20.19	$7,590	4.58%	0.70%	to	1.50%	0.28%	to	1.12%
Voya Strategic Allocation Growth Portfolio - Class I
2015		465	$11.93	to	$28.11	$8,840	2.65%	0.10%	to	2.25%	-3.40%	to	-1.25%
2014		474	$12.35	to	$28.66	$9,374	2.07%	0.10%	to	2.25%	4.22%	to	6.14%
2013		474	$11.85	to	$27.09	$9,730	1.65%	0.35%	to	2.25%	19.70%	to	22.04%
2012		421	$9.90	to	$22.30	$7,948	1.54%	0.35%	to	2.25%	12.37%	to	14.57%
2011		457	$8.81	to	$19.54	$7,550	2.72%	0.35%	to	2.25%	-5.06%	to	-3.28%
Voya Strategic Allocation Moderate Portfolio - Class I
2015		383	$12.41	to	$26.90	$7,962	2.96%	0.10%	to	2.25%	-2.82%	to	-0.67%
2014		463	$12.77	to	$27.26	$9,616	2.41%	0.10%	to	2.25%	4.33%	to	6.29%
2013		499	$12.24	to	$25.74	$10,224	2.12%	0.35%	to	2.25%	13.97%	to	16.22%
2012		530	$10.74	to	$22.25	$9,615	2.15%	0.35%	to	2.25%	11.07%	to	13.23%
2011		592	$9.67	to	$19.73	$9,597	3.47%	0.35%	to	2.25%	-2.72%	to	-0.94%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class A
2015		97		$15.66		$1,517	1.50%		1.25%			-3.03%
2014		112		$16.15		$1,814	1.53%		1.25%			8.83%
2013		124		$14.84		$1,846	0.87%		1.25%			28.48%
2012		138		$11.55		$1,591	1.38%		1.25%			13.79%
2011	1/21/2011	157		$10.15		$1,594	(a)		1.25%			(a)
Voya Growth and Income Portfolio - Class I
2015		6,987	$10.80	to	$459.99	$215,524	1.97%	0.10%	to	2.25%	-3.57%	to	-1.52%
2014		8,057	$11.20	to	$471.05	$244,610	1.94%	0.10%	to	2.25%	8.21%	to	10.32%
2013		8,983	$10.35	to	$429.48	$248,811	1.36%	0.35%	to	2.25%	27.78%	to	30.26%
2012		8,089	$8.10	to	$331.80	$198,559	1.82%	0.35%	to	2.25%	13.29%	to	15.30%
2011		9,359	$7.15	to	$289.30	$198,743	1.24%	0.35%	to	2.25%	-2.59%	to	-0.57%
Voya Emerging Markets Index Portfolio - Class I
2015		4	$7.96	to	$8.11	$31	12.12%	0.10%	to	1.25%		(e)
2014	8/5/2014	-		$9.59		$2	(c)		0.10%			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
Voya Euro STOXX 50® Index Portfolio - Class I
2015		4		$10.11		$44	2.22%		0.75%			-4.98%
2014		4		$10.64		$46	4.35%		0.75%			-9.83%
2013		4		$11.80		$46	4.65%		0.75%			25.13%
2012		4		$9.43		$40	5.41%		0.75%			21.52%
2011		4		$7.76		$34	2.94%		0.75%			-17.62%
Voya Global Value Advantage Portfolio - Class I
2015	3/9/2015	288	$9.31	to	$9.44	$2,698	(d)	0.10%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Value Advantage Portfolio - Class S
2015	3/9/2015	119	$9.16	to	$9.25	$1,090	(d)	0.95%	to	1.40%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Voya Index Plus LargeCap Portfolio - Class I
2015		2,793	$12.70	to	$34.72	$61,663	1.62%	0.10%	to	2.25%	-1.40%	to	0.71%
2014		3,091	$12.85	to	$34.69	$68,972	1.48%	0.10%	to	2.25%	11.32%	to	13.41%
2013		3,587	$11.49	to	$30.70	$71,271	1.85%	0.35%	to	2.25%	30.00%	to	32.49%
2012		4,010	$8.79	to	$23.27	$62,530	1.68%	0.35%	to	2.25%	11.81%	to	14.01%
2011		4,686	$7.82	to	$20.48	$64,463	1.92%	0.35%	to	2.25%	-2.21%	to	-0.38%
Voya Index Plus MidCap Portfolio - Class I
2015		293	$17.65	to	$40.14	$6,902	1.00%	0.10%	to	1.50%	-3.25%	to	-1.90%
2014		328	$18.10	to	$41.20	$7,906	0.82%	0.10%	to	1.50%	7.93%	to	9.18%
2013		357	$16.64	to	$37.90	$8,351	1.34%	0.35%	to	1.50%	32.57%	to	34.07%
2012		374	$12.45	to	$28.40	$9,658	0.92%	0.35%	to	1.50%	15.93%	to	17.30%
2011		403	$10.65	to	$24.32	$8,915	0.81%	0.35%	to	1.50%	-2.62%	to	-1.46%
Voya Index Plus SmallCap Portfolio - Class I
2015		173	$17.28	to	$28.45	$3,613	0.95%	0.10%	to	1.50%	-4.66%	to	-3.30%
2014		193	$17.98	to	$29.63	$4,193	0.59%	0.10%	to	1.50%	3.87%	to	5.07%
2013		216	$17.17	to	$28.33	$4,581	0.93%	0.35%	to	1.50%	40.56%	to	42.22%
2012		186	$12.12	to	$20.01	$3,348	0.61%	0.35%	to	1.50%	10.71%	to	11.98%
2011		219	$10.86	to	$17.95	$3,572	0.76%	0.35%	to	1.50%	-2.20%	to	-1.08%
Voya International Index Portfolio - Class I
2015		868	$8.66	to	$16.84	$12,589	3.20%	0.10%	to	1.75%	-2.63%	to	-1.00%
2014		921	$8.87	to	$17.16	$14,009	1.15%	0.10%	to	1.75%	-7.56%	to	-6.56%
2013		580	$9.57	to	$18.41	$8,699	2.27%	0.70%	to	1.75%	19.33%	to	20.59%
2012		627	$8.00	to	$15.31	$7,856	2.86%	0.70%	to	1.75%	16.65%	to	17.88%
2011		687	$6.84	to	$13.02	$7,623	2.73%	0.70%	to	1.75%	-13.75%	to	-12.75%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Index Portfolio - Class S
2015		1		$14.81		$9	5.00%		1.25%			-2.31%
2014		7		$15.16		$111	0.82%		1.25%			-7.39%
2013		8		$16.37		$134	-		1.25%			19.66%
2012		1		$13.68		$16	4.00%		1.25%			17.02%
2011		3		$11.69		$34	2.30%		1.25%			-13.54%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2015		1,134	$21.62	to	$27.26	$26,934	1.18%	0.10%	to	1.75%	5.75%	to	7.49%
2014		1,259	$20.24	to	$25.36	$28,067	1.28%	0.10%	to	1.75%	11.08%	to	12.33%
2013		1,444	$18.03	to	$22.32	$28,735	1.46%	0.70%	to	1.75%	29.68%	to	31.06%
2012		1,669	$13.76	to	$16.58	$25,455	1.21%	0.70%	to	1.75%	12.48%	to	13.72%
2011		1,853	$12.11	to	$14.60	$24,962	1.27%	0.70%	to	1.75%	2.39%	to	3.48%
Voya Russell™ Large Cap Index Portfolio - Class I
2015		731	$14.92	to	$24.72	$16,537	1.69%	0.10%	to	2.25%	-0.18%	to	1.98%
2014		791	$14.83	to	$24.45	$17,991	1.58%	0.10%	to	2.25%	10.42%	to	12.10%
2013		844	$13.33	to	$21.86	$17,423	1.62%	0.70%	to	2.25%	29.12%	to	31.14%
2012		907	$10.25	to	$16.71	$14,334	2.54%	0.70%	to	2.25%	12.97%	to	14.70%
2011		1,047	$9.00	to	$14.60	$14,736	1.78%	0.75%	to	2.25%	0.29%	to	1.76%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2015		2,927	$9.70	to	$22.15	$39,307	0.49%	0.10%	to	1.75%	-5.15%	to	-3.56%
2014		324	$10.89	to	$23.18	$7,158	1.56%	0.10%	to	1.75%	10.43%	to	11.62%
2013		385	$16.69	to	$20.81	$7,738	1.70%	0.75%	to	1.75%	29.56%	to	30.90%
2012		473	$12.75	to	$15.94	$7,317	1.90%	0.75%	to	1.75%	14.18%	to	15.28%
2011		526	$11.06	to	$13.84	$7,094	1.74%	0.75%	to	1.75%	-0.95%	to	0.09%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2015		62	$21.15	to	$21.36	$1,308	1.34%	1.25%	to	1.40%	-5.11%	to	-4.98%
2014		81	$22.29	to	$22.48	$1,817	1.38%	1.25%	to	1.40%	10.68%	to	10.79%
2013		75	$20.14	to	$20.29	$1,517	1.43%	1.25%	to	1.40%	29.60%	to	29.81%
2012		82	$15.54	to	$15.63	$1,276	1.72%	1.25%	to	1.40%	14.35%	to	14.51%
2011		94	$13.59	to	$13.65	$1,283	1.55%	1.25%	to	1.40%	-0.88%	to	-0.66%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2015		42	$24.72	to	$26.61	$1,090	0.74%	0.70%	to	1.50%	-2.29%	to	-1.51%
2014		60	$25.30	to	$27.09	$1,595	0.15%	0.70%	to	1.50%	9.48%	to	10.34%
2013		45	$23.11	to	$24.63	$1,080	0.75%	0.70%	to	1.50%	32.89%	to	33.86%
2012		45	$17.39	to	$17.88	$795	0.29%	0.75%	to	1.50%	13.73%	to	14.69%
2011		37	$15.29	to	$15.59	$576	0.64%	0.75%	to	1.50%	-3.65%	to	-2.93%
Voya Russell™ Mid Cap Index Portfolio - Class I
2015		78	$16.05	to	$20.80	$1,451	1.19%	0.10%	to	1.25%	-4.01%	to	-2.89%
2014		81	$16.72	to	$21.57	$1,582	0.59%	0.10%	to	1.25%	11.24%	to	11.90%
2013		47	$15.03	to	$19.28	$789	0.96%	0.70%	to	1.25%	32.54%	to	33.28%
2012		55	$11.34	to	$14.48	$667	1.03%	0.75%	to	1.25%	15.60%	to	16.21%
2011		48	$9.81	to	$12.46	$500	1.58%	0.75%	to	1.25%	-3.06%	to	-2.63%
Voya Russell™ Small Cap Index Portfolio - Class I
2015		81	$15.79	to	$19.01	$1,385	1.20%	0.10%	to	1.25%	-5.73%	to	-4.63%
2014		80	$16.75	to	$20.06	$1,447	0.95%	0.10%	to	1.25%	3.65%	to	4.15%
2013		63	$16.16	to	$19.26	$1,082	1.36%	0.75%	to	1.25%	37.07%	to	37.71%
2012		67	$11.79	to	$13.99	$831	0.71%	0.75%	to	1.25%	14.58%	to	15.17%
2011		53	$10.29	to	$12.15	$571	1.06%	0.75%	to	1.25%	-5.16%	to	-4.63%
Voya Small Company Portfolio - Class I
2015		650	$17.86	to	$51.49	$23,383	0.51%	0.10%	to	1.90%	-2.63%	to	-0.84%
2014		739	$18.13	to	$52.29	$27,287	0.35%	0.10%	to	1.90%	4.49%	to	6.16%
2013		854	$17.14	to	$49.45	$30,613	0.51%	0.35%	to	1.90%	35.18%	to	37.30%
2012		927	$12.53	to	$36.16	$25,858	0.41%	0.35%	to	1.90%	12.32%	to	14.13%
2011		1,068	$11.02	to	$31.82	$26,266	0.41%	0.35%	to	1.90%	-4.35%	to	-2.87%
Voya U.S. Bond Index Portfolio - Class I
2015		101	$11.67	to	$13.46	$1,249	2.32%	0.10%	to	1.50%	-1.25%	to	0.15%
2014		114	$11.73	to	$13.44	$1,425	1.80%	0.10%	to	1.50%	4.17%	to	4.98%
2013		106	$11.18	to	$12.65	$1,240	1.95%	0.70%	to	1.50%	-4.01%	to	-3.24%
2012		101	$11.56	to	$12.66	$1,220	1.66%	0.70%	to	1.50%	2.31%	to	3.12%
2011		211	$11.21	to	$12.28	$2,504	2.21%	0.70%	to	1.50%	5.59%	to	6.50%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya MidCap Opportunities Portfolio - Class I
2015		305	$12.39	to	$27.18	$5,451	-	0.10%	to	1.75%	-1.27%	to	0.43%
2014		334	$12.55	to	$27.24	$5,968	0.39%	0.10%	to	1.75%	6.90%	to	8.45%
2013		401	$11.74	to	$32.78	$6,779	0.05%	0.35%	to	1.75%	29.99%	to	31.05%
2012		102	$14.14	to	$19.25	$1,899	0.53%	0.70%	to	1.50%	12.78%	to	13.39%
2011		111	$12.47	to	$22.17	$1,849	-	0.70%	to	1.25%	-1.77%	to	-1.19%
Voya MidCap Opportunities Portfolio - Class S
2015		151	$13.71	to	$22.93	$3,014	-	0.95%	to	1.40%	-1.15%	to	-0.69%
2014		151	$13.87	to	$23.09	$3,108	0.35%	0.95%	to	1.40%	7.01%	to	7.55%
2013		195	$12.96	to	$21.47	$3,805	-	0.95%	to	1.40%	29.85%	to	30.44%
2012		219	$9.98	to	$16.46	$3,372	0.41%	0.95%	to	1.40%	12.26%	to	12.82%
2011		247	$8.89	to	$14.59	$3,438	-	0.95%	to	1.45%	-2.26%	to	-1.75%
Voya SmallCap Opportunities Portfolio - Class I
2015		85	$16.79	to	$29.89	$1,647	-	0.10%	to	1.25%	-2.16%	to	-1.02%
2014		61	$17.16	to	$30.45	$1,175	-	0.10%	to	1.25%	4.32%	to	4.88%
2013		67	$16.45	to	$29.11	$1,196	-	0.70%	to	1.25%	37.31%	to	38.02%
2012		71	$11.98	to	$21.13	$898	-	0.70%	to	1.25%	13.77%	to	14.42%
2011		69	$10.53	to	$18.52	$767	-	0.70%	to	1.25%	-0.38%	to	0.17%
Voya SmallCap Opportunities Portfolio - Class S
2015		138	$14.43	to	$16.11	$2,107	-	0.95%	to	1.40%	-2.52%	to	-2.07%
2014		164	$14.80	to	$16.45	$2,559	-	0.95%	to	1.40%	3.83%	to	4.38%
2013		197	$14.25	to	$15.76	$2,973	-	0.95%	to	1.45%	36.73%	to	37.40%
2012		208	$10.42	to	$11.47	$2,297	-	0.95%	to	1.45%	13.19%	to	13.79%
2011		211	$9.19	to	$10.08	$2,075	-	0.95%	to	1.45%	-0.83%	to	-0.40%
Wanger International
2015		169	$11.48	to	$14.32	$2,155	1.49%	0.10%	to	1.50%	-1.37%	to	0.00%
2014		188	$11.64	to	$14.32	$2,421	1.52%	0.10%	to	1.50%	-5.83%	to	-5.06%
2013		196	$12.36	to	$14.91	$2,587	2.73%	0.70%	to	1.50%	20.59%	to	21.45%
2012		163	$10.25	to	$11.89	$1,742	1.22%	0.70%	to	1.50%	19.74%	to	20.71%
2011		193	$8.56	to	$9.85	$1,705	4.82%	0.70%	to	1.50%	-15.91%	to	-15.16%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wanger Select
2015		119	$15.57	to	$22.17	$2,219	-	0.10%	to	1.50%	-1.22%	to	0.18%
2014		151	$15.64	to	$22.28	$2,770	-	0.10%	to	1.50%	1.58%	to	2.42%
2013		141	$15.27	to	$21.76	$2,884	0.29%	0.70%	to	1.50%	32.55%	to	33.60%
2012		163	$11.43	to	$16.29	$2,636	0.44%	0.70%	to	1.50%	16.74%	to	17.59%
2011		170	$9.72	to	$13.86	$2,332	2.16%	0.70%	to	1.50%	-18.91%	to	-18.25%
Wanger USA
2015		51	$18.04	to	$23.09	$1,015	-	0.10%	to	1.50%	-2.08%	to	-0.68%
2014		50	$18.28	to	$23.40	$1,013	-	0.10%	to	1.50%	3.20%	to	4.10%
2013		60	$17.56	to	$22.50	$1,247	0.09%	0.70%	to	1.50%	31.80%	to	32.83%
2012		53	$13.22	to	$16.95	$880	0.38%	0.70%	to	1.50%	18.15%	to	19.11%
2011		50	$11.10	to	$14.23	$705	-	0.70%	to	1.50%	-4.88%	to	-4.15%

(a)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(e)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlaying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company and subsidiaries as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Voya Retirement Insurance and Annuity Company and subsidiaries at December 31, 2015 and 2014, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
March 18, 2016

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2015 and 2014
(In millions, except share and per share data)

	As of December 31,
	2015	2014
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,747.1 as of 2015 and $19,085.0 as of 2014)	$21,211.6	$20,655.6
Fixed maturities, at fair value using the fair value option	798.0	725.7
Equity securities, available-for-sale, at fair value (cost of $116.7 as of 2015 and $107.4 as of 2014)	131.3	121.9
Short-term investments	—	241.5
Mortgage loans on real estate, net of valuation allowance of $1.2 as of 2015 and $1.1 as of 2014	3,729.1	3,513.0
Policy loans	229.8	239.1
Limited partnerships/corporations	298.5	248.4
Derivatives	450.3	562.0
Securities pledged (amortized cost of $252.3 as of 2015 and $224.4 as of 2014)	249.2	235.3
Total investments	27,097.8	26,542.5
Cash and cash equivalents	661.1	481.2
Short-term investments under securities loan agreements, including collateral delivered	241.5	325.4
Accrued investment income	295.3	285.2
Reinsurance recoverable	1,838.8	1,929.5
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	1,244.7	939.1
Notes receivable from affiliate	175.0	175.0
Current income tax recoverable	10.5	10.1
Due from affiliates	56.0	60.6
Property and equipment	71.3	74.8
Other assets	167.0	170.0
Assets held in separate accounts	58,910.6	62,808.1
Total assets	$90,769.6	$93,801.5

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2015 and 2014
(In millions, except share and per share data)

	As of December 31,
	2015	2014
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$27,068.0	$25,129.9
Payable for securities purchased	52.5	12.1
Payables under securities loan agreements, including collateral held	541.3	617.1
Long-term debt	4.9	4.9
Due to affiliates	132.2	111.1
Derivatives	115.1	217.0
Deferred income taxes	133.0	367.5
Other liabilities	443.0	572.0
Liabilities related to separate accounts	58,910.6	62,808.1
Total liabilities	87,400.6	89,839.7

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2015 and 2014; $50 par value per share)	2.8	2.8
Additional paid-in capital	3,272.6	3,583.9
Accumulated other comprehensive income (loss)	386.8	841.5
Retained earnings (deficit)	(293.2)	(466.4)
Total shareholder's equity	3,369.0	3,961.8
Total liabilities and shareholder's equity	$90,769.6	$93,801.5

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Year Ended December 31,
	2015	2014	2013
Revenues:
Net investment income	$1,409.8	$1,389.4	$1,367.0
Fee income	765.3	784.1	744.3
Premiums	657.1	88.8	37.3
Broker-dealer commission revenue	229.7	244.9	242.1
Net realized capital gains (losses):
Total other-than-temporary impairments	(44.7)	(7.1)	(9.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	1.2	—	(3.5)
Net other-than-temporary impairments recognized in earnings	(45.9)	(7.1)	(5.9)
Other net realized capital gains (losses)	(231.3)	(132.5)	(136.3)
Total net realized capital gains (losses)	(277.2)	(139.6)	(142.2)
Other revenue	(1.6)	4.4	(1.8)
Total revenues	2,783.1	2,372.0	2,246.7
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,422.3	927.8	747.1
Operating expenses	772.5	783.9	708.7
Broker-dealer commission expense	229.7	244.9	242.1
Net amortization of Deferred policy acquisition costs and Value of business acquired	132.6	109.2	58.3
Total benefits and expenses	2,557.1	2,065.8	1,756.2
Income (loss) before income taxes	226.0	306.2	490.5
Income tax expense (benefit)	52.8	74.5	207.0
Net income (loss)	$173.2	$231.7	$283.5

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Year Ended December 31,
	2015	2014	2013
Net income (loss)	$173.2	$231.7	$283.5
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(693.4)	531.8	(907.4)
Other-than-temporary impairments	2.8	5.1	2.7
Pension and other postretirement benefits liability	(2.3)	(2.2)	(2.2)
Other comprehensive income (loss), before tax	(692.9)	534.7	(906.9)
Income tax expense (benefit) related to items of other comprehensive income (loss)	(238.2)	188.6	(379.3)
Other comprehensive income (loss), after tax	(454.7)	346.1	(527.6)
Comprehensive income (loss)	$(281.5)	$577.8	$(244.1)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance as of January 1, 2013	$2.8	$4,217.2	$1,023.0	$(981.6)	$4,261.4
Comprehensive income (loss):
Net income (loss)	—	—	—	283.5	283.5
Other comprehensive income (loss), after tax	—	—	(527.6)	—	(527.6)
Total comprehensive income (loss)					(244.1)
Dividends paid and distributions of capital	—	(264.0)	—	—	(264.0)
Employee related benefits	—	0.1	—	—	0.1
Balance as of December 31, 2013	2.8	3,953.3	495.4	(698.1)	3,753.4
Comprehensive income (loss):
Net income (loss)	—	—	—	231.7	231.7
Other comprehensive income (loss), after tax	—	—	346.1	—	346.1
Total comprehensive income (loss)					577.8
Dividends paid and distributions of capital	—	(371.0)	—	—	(371.0)
Employee related benefits	—	1.6	—	—	1.6
Balance as of December 31, 2014	2.8	3,583.9	841.5	(466.4)	3,961.8
Comprehensive income (loss):
Net income (loss)	—	—	—	173.2	173.2
Other comprehensive income (loss), after tax	—	—	(454.7)	—	(454.7)
Total comprehensive income (loss)					(281.5)
Dividends paid and distributions of capital	—	(321.0)	—	—	(321.0)
Employee related benefits	—	9.7	—	—	9.7
Balance as of December 31, 2015	$2.8	$3,272.6	$386.8	$(293.2)	$3,369.0

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Year Ended December 31,
	2015	2014	2013
Cash Flows from Operating Activities:
Net income (loss)	$173.2	$231.7	$283.5
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(83.5)	(77.4)	(79.5)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	133.9	110.9	60.1
Net accretion/amortization of discount/premium	7.1	9.6	24.4
Future policy benefits, claims reserves and interest credited	1,193.5	616.7	559.9
Deferred income tax (benefit) expense	(1.3)	(11.2)	62.3
Net realized capital losses	277.2	139.6	142.2
Depreciation	3.6	3.6	3.6
Change in:
Accrued investment income	(10.1)	(0.2)	(12.0)
Reinsurance recoverable	90.7	87.1	137.1
Other receivables and asset accruals	2.0	(59.0)	(7.3)
Due to/from affiliates	25.7	(8.2)	63.4
Other payables and accruals	(56.8)	71.0	(114.9)
Other, net	0.2	(10.6)	(18.5)
Net cash provided by operating activities	1,755.4	1,103.6	1,104.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,372.8	3,071.1	3,618.7
Equity securities, available-for-sale	17.4	14.1	0.7
Mortgage loans on real estate	557.2	504.6	270.9
Limited partnerships/corporations	47.8	43.9	35.1
Acquisition of:
Fixed maturities	(5,257.7)	(3,300.6)	(4,368.6)
Equity securities, available-for-sale	(28.0)	—	(9.2)
Mortgage loans on real estate	(773.3)	(621.3)	(794.2)
Limited partnerships/corporations	(95.7)	(103.1)	(20.0)
Derivatives, net	(46.7)	(25.2)	(276.6)
Policy loans, net	9.3	2.9	(1.1)
Short-term investments, net	241.5	(226.4)	664.9
Collateral received (delivered), net	8.1	163.1	(38.5)
Purchases of fixed assets, net	(0.1)	—	(0.2)
Net cash used in investing activities	(1,947.4)	(476.9)	(918.1)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Year Ended December 31,
	2015	2014	2013
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,195.1	$2,355.5	$2,723.4
Maturities and withdrawals from investment contracts	(2,439.7)	(2,580.4)	(2,709.3)
Receipts on deposit contracts	—	124.7	87.1
Settlements on deposit contracts	(63.2)	(54.9)	(7.9)
Excess tax benefits on share-based compensation	0.7	1.7	—
Dividends paid and return of capital distribution	(321.0)	(371.0)	(264.0)
Net cash provided by (used in) financing activities	371.9	(524.4)	(170.7)
Net increase in cash and cash equivalents	179.9	102.3	15.5
Cash and cash equivalents, beginning of period	481.2	378.9	363.4
Cash and cash equivalents, end of period	$661.1	$481.2	$378.9
Supplemental cash flow information:
Income taxes paid (received), net	$54.2	$168.3	$102.6
Interest paid	0.1	—	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange. In 2009, ING Group announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc., together with its subsidiaries, including the Company. On April 11, 2013, Voya Financial, Inc. announced plans to rebrand as Voya Financial. On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect wholly owned subsidiary of ING Group and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, the "IPO"). On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering ("Secondary Offering"), reducing ING Group's ownership of Voya Financial, Inc. to 57%.

Throughout 2014, ING Group completed the sale of an aggregate of 82,783,006 shares of common stock of Voya Financial, Inc. in a series of registered public offerings. Also during 2014, pursuant to the terms of share repurchase agreements between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 19,447,847 shares of its common stock from ING Group. As of the end of 2014, ING Group's ownership of Voya Financial, Inc. had been reduced to approximately 19%.

In March of 2015, ING Group completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering. Concurrently with this offering, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING Group.

As a result of these transactions, ING Group satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING Group to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company by the end of 2016. ING Group continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets"), small to mid-sized corporations, pension plans and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Additionally, the Company provides pension risk transfer solutions to institutional customers who may or may not utilize our other products and are looking to transfer their defined benefit plan obligations to the Company. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, consultants, dedicated career agents associated with Voya Financial, Inc.'s retail broker-dealer, Voya Financial Advisors, Inc. ("Voya Financial Advisors") and financial planners.

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products and pension risk transfer solutions are also provided to institutional plan sponsors where we may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, Voya Financial Partners, LLC ("VFP") and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated.

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports,

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest.  Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In addition, the Company has entered into reinsurance agreements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation, and are included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, which generally range from 3 to 40 years, with the exception of land and artwork which are not depreciated.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 6.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 8.0% for the years 2015, 2014 and 2013. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: The Company issues FIAs which contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, along with attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, along with attributed fees collected, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis. The Company will continue to evaluate as regulatory and business factors change.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as the dividends received deduction which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

Repurchase Agreements
In June 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-11, "Transfers and Servicing (Accounting Standards Codification ("ASC") Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures" ("ASU 2014-11"), which (1) changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting and (2) requires separate accounting for a transfer of a financial asset executed with a repurchase agreement with the same counterparty. This results in secured borrowing accounting for the repurchase agreement. The amendments also require additional disclosures for certain transactions accounted for as a sale and for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings.

The provisions of ASU 2014-11 were adopted by the Company on January 1, 2015, with the exception of disclosure amendments for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings, which were adopted April 1, 2015. The adoption of the January 1, 2015 provisions had no effect on the Company's financial condition, results of operations or cash flows. The disclosures required by ASU 2014-11 are included in the Investments Note to these Consolidated Financial Statements.

Discontinued Operations and Disposals
In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (ASC Topic 205) and Property, Plant, and Equipment (ASC Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"), which requires the disposal of a component of an entity to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the entity's operations and financial results. The component should be reported in discontinued operations when it meets the criteria to be classified as held for sale, is disposed of by sale or is disposed of other than by sale.

The amendments also require additional disclosures about discontinued operations, including disclosures about an entity’s significant continuing involvement with a discontinued operation and disclosures for a disposal of an individually significant component of an entity that does not qualify for discontinued operations.

The provisions of ASU 2014-08 were adopted prospectively by the Company on January 1, 2015. The adoption had no effect on the Company’s financial condition, results of operations or cash flows.

Future Adoption of Accounting Pronouncements

Financial Instruments
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (ASC Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which requires:

•	Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.

•	Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.

•	The use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

•
Separate presentation in other comprehensive income of the portion of the total change in fair value of a liability resulting from a change in own credit risk if the liability is measured at fair value under the fair value option.

•	Separate presentation on the balance sheet or financial statement notes of financial assets and financial liabilities by measurement category and form of financial asset.

The provisions of ASU 2016-01 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption only permitted for certain provisions. Initial adoption of ASU 2016-01 should be reported on a modified retrospective basis, with a cumulative-effect adjustment to balance sheet as of the beginning of the year of adoption, except for certain provisions that should be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-01.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Consolidations
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The provisions of ASU 2015-02 are effective for annual periods, and for interim periods within those annual periods, beginning after December 15, 2015, with early adoption permitted, using either a retrospective or modified retrospective approach. The Company plans to adopt the provisions of ASU 2015-02 on January 1, 2016 using the modified retrospective approach, and does not expect ASU 2015-02 to have an impact on the Company's financial condition or results of operations, but to impact disclosures only.

Hybrid Financial Instruments
In November 2014, the FASB issued ASU 2014-16, “Derivatives and Hedging (ASC Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU 2014-16”), which requires an entity to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including all embedded derivative features.

The provisions of ASU 2014-16 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, with early adoption permitted. Initial adoption of ASU 2014-16 may be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, or on a full retrospective basis, with application to all prior periods presented. The Company does not expect ASU 2014-16 to have an impact on the Company's financial condition, results of operations or cash flows.

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. The standard also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

In August 2015, the FASB issued ASU 2015-14 to amend the effective date of ASU 2014-09 to fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted as of the original effective date, which was January 1, 2017. The provisions of ASU 2014-09 are effective retrospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2015:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$616.6	$105.1	$0.3	$—	$721.4	$—
U.S. Government agencies and authorities	4.3	—	—	—	4.3	—
State, municipalities and political subdivisions	589.9	13.8	7.9	—	595.8	—
U.S. corporate public securities	9,472.4	384.9	256.8	—	9,600.5	1.4
U.S. corporate private securities	2,336.0	86.3	62.4	—	2,359.9	—
Foreign corporate public securities and foreign governments(1)	2,868.7	95.0	151.5	—	2,812.2	—
Foreign corporate private securities(1)	2,678.8	96.1	63.5	—	2,711.4	—

Residential mortgage-backed securities:
Agency	1,579.5	105.3	4.8	12.8	1,692.8	—
Non-Agency	181.6	46.3	2.1	10.6	236.4	6.4
Total Residential mortgage-backed securities	1,761.1	151.6	6.9	23.4	1,929.2	6.4

Commercial mortgage-backed securities	1,228.9	49.5	3.5	—	1,274.9	6.7
Other asset-backed securities	240.7	9.9	1.4	—	249.2	2.4

Total fixed maturities, including securities pledged	21,797.4	992.2	554.2	23.4	22,258.8	16.9
Less: Securities pledged	252.3	16.0	19.1	—	249.2	—
Total fixed maturities	21,545.1	976.2	535.1	23.4	22,009.6	16.9
Equity securities	116.7	14.6	—	—	131.3	—
Total fixed maturities and equity securities investments	$21,661.8	$990.8	$535.1	$23.4	$22,140.9	$16.9
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2014:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$649.0	$124.1	$—	$—	$773.1	$—
U.S. Government agencies and authorities	45.7	0.9	—	—	46.6	—
State, municipalities and political subdivisions	259.0	18.3	0.1	—	277.2	—
U.S. corporate public securities	8,345.9	762.9	40.2	—	9,068.6	1.5
U.S. corporate private securities	2,020.8	139.5	8.9	—	2,151.4	—
Foreign corporate public securities and foreign governments(1)	2,778.3	159.1	50.3	—	2,887.1	—
Foreign corporate private securities(1)	2,707.1	189.4	5.7	—	2,890.8	—

Residential mortgage-backed securities:
Agency	1,613.5	125.4	3.6	15.7	1,751.0	0.2
Non-Agency	227.9	54.6	2.2	12.1	292.4	8.7
Total Residential mortgage-backed securities	1,841.4	180.0	5.8	27.8	2,043.4	8.9

Commercial mortgage-backed securities	998.9	79.2	0.1	—	1,078.0	6.7
Other asset-backed securities	389.0	13.1	1.7	—	400.4	2.6

Total fixed maturities, including securities pledged	20,035.1	1,666.5	112.8	27.8	21,616.6	19.7
Less: Securities pledged	224.4	17.8	6.9	—	235.3	—
Total fixed maturities	19,810.7	1,648.7	105.9	27.8	21,381.3	19.7
Equity securities	107.4	14.5	—	—	121.9	—
Total fixed maturities and equity securities investments	$19,918.1	$1,663.2	$105.9	$27.8	$21,503.2	$19.7
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2015, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$517.8	$526.1
After one year through five years	4,368.7	4,505.6
After five years through ten years	6,569.5	6,598.3
After ten years	7,110.7	7,175.5
Mortgage-backed securities	2,990.0	3,204.1
Other asset-backed securities	240.7	249.2
Fixed maturities, including securities pledged	$21,797.4	$22,258.8

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2015 and 2014, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2015
Communications	$1,218.8	$67.1	$28.6	$1,257.3
Financial	2,651.5	146.8	13.1	2,785.2
Industrial and other companies	7,778.2	267.7	180.7	7,865.2
Energy	2,655.2	26.1	261.8	2,419.5
Utilities	2,150.7	122.1	21.8	2,251.0
Transportation	560.6	14.0	13.8	560.8
Total	$17,015.0	$643.8	$519.8	$17,139.0

December 31, 2014
Communications	$1,226.1	$136.8	$2.4	$1,360.5
Financial	2,310.5	221.4	1.6	2,530.3
Industrial and other companies	6,943.6	483.5	43.3	7,383.8
Energy	2,685.1	152.1	48.2	2,789.0
Utilities	1,889.6	193.0	2.8	2,079.8
Transportation	450.7	40.3	1.3	489.7
Total	$15,505.6	$1,227.1	$99.6	$16,633.1

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2015 and 2014, approximately 63.8% and 57.3%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2015 and 2014, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2015 and 2014, the fair value of loaned securities was $178.9 and $174.9, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2015 and 2014, collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $185.9 and $182.0, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2015 and 2014, liabilities to return collateral of $185.9 and $182.0, respectively, is included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The following table sets forth borrowings under securities lending transactions by class of collateral pledged for the dates indicated:

	December 31, 2015	December 31, 2014
U.S. Treasuries	$—	$55.7
U.S. corporate public securities	111.7	68.8
Foreign corporate public securities and foreign governments	74.2	57.5
Payables under securities loan agreements	$185.9	$182.0

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $0.4 and $0.7 as of December 31, 2015 and 2014, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2015:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$69.4	$0.3	$—	$—		$—	$—	$69.4	$0.3
U.S. Government, agencies and authorities	—	—	—	—		—	—	—	—
State, municipalities and political subdivisions	191.3	2.2	150.3	5.7		—	—	341.6	7.9
U.S. corporate public securities	1,764.0	67.6	1,708.3	136.4		209.6	52.8	3,681.9	256.8
U.S. corporate private securities	373.2	10.9	410.5	43.8		35.8	7.7	819.5	62.4
Foreign corporate public securities and foreign governments	670.0	33.8	485.8	55.8		195.7	61.9	1,351.5	151.5
Foreign corporate private securities	546.0	42.1	213.3	16.5		19.6	4.9	778.9	63.5
Residential mortgage-backed	116.5	1.7	42.3	0.9		128.4	4.3	287.2	6.9
Commercial mortgage-backed	156.9	1.4	78.8	2.1		—	—	235.7	3.5
Other asset-backed	22.6	0.1	0.4	—	*	13.7	1.3	36.7	1.4
Total	$3,909.9	$160.1	$3,089.7	$261.2		$602.8	$132.9	$7,602.4	$554.2
*Less than $0.1

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2014:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$12.4	$—	*	$—	$—	$—	$—	$12.4	$—	*
U.S. Government, agencies and authorities	2.3	—	*	—	—	—	—	2.3	—	*
State, municipalities and political subdivisions	22.5	0.1		—	—	—	—	22.5	0.1
U.S. corporate public securities	611.8	18.0		14.9	1.4	612.8	20.8	1,239.5	40.2
U.S. corporate private securities	160.3	2.0		19.9	0.1	100.0	6.8	280.2	8.9
Foreign corporate public securities and foreign governments	545.4	33.5		9.7	0.2	324.4	16.6	879.5	50.3
Foreign corporate private securities	125.6	2.2		—	—	25.8	3.5	151.4	5.7
Residential mortgage-backed	94.5	0.7		25.2	0.6	163.1	4.5	282.8	5.8
Commercial mortgage-backed	59.1	0.1		—	—	—	—	59.1	0.1
Other asset-backed	27.0	0.1		—	—	18.4	1.6	45.4	1.7
Total	$1,660.9	$56.7		$69.7	$2.3	$1,244.5	$53.8	$2,975.1	$112.8
*Less than $0.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 81.9% and 95.9% of the average book value as of December 31, 2015 and 2014, respectively.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2015
Six months or less below amortized cost	$3,980.3	$747.5	$141.7	$211.4	762	104
More than six months and twelve months or less below amortized cost	3,001.4	27.6	156.6	13.4	485	2
More than twelve months below amortized cost	382.5	17.3	26.9	4.2	144	2
Total	$7,364.2	$792.4	$325.2	$229.0	1,391	108

December 31, 2014
Six months or less below amortized cost	$1,690.4	$59.7	$50.5	$13.2	341	13
More than six months and twelve months or less below amortized cost	115.1	—	6.7	—	34	—
More than twelve months below amortized cost	1,220.5	2.2	41.8	0.6	223	2
Total	$3,026.0	$61.9	$99.0	$13.8	598	15

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses				Number of Securities
	< 20%	> 20%		< 20%		> 20%		< 20%	> 20%
December 31, 2015
U.S. Treasuries	$69.7	$—		$0.3		$—		14	—
U.S. Government, agencies and authorities	—	—		—		—		—	—
State, municipalities and political subdivisions	349.5	—		7.9		—		117	—
U.S. corporate public securities	3,565.2	373.5		153.5		103.3		651	58
U.S. corporate private securities	791.0	90.9		34.6		27.8		87	4
Foreign corporate public securities and foreign governments	1,211.9	291.1		63.6		87.9		254	40
Foreign corporate private securities	807.3	35.1		53.9		9.6		85	5
Residential mortgage-backed	294.1	—		6.9		—		130	—
Commercial mortgage-backed	239.2	—		3.5		—		38	—
Other asset-backed	36.3	1.8		1.0		0.4		15	1
Total	$7,364.2	$792.4		$325.2		$229.0		1,391	108

December 31, 2014
U.S. Treasuries	$12.4	$—		$—	*	$—		1	—
U.S. Government, agencies and authorities	2.3	—		—	*	—		1	—
State, municipalities and political subdivisions	22.6	—		0.1		—		8	—
U.S. corporate public securities	1,270.1	9.6		38.1		2.1		224	4
U.S. corporate private securities	273.6	15.5		5.3		3.6		30	1
Foreign corporate public securities and foreign governments	903.6	26.2		44.5		5.8		165	5
Foreign corporate private securities	148.7	8.4		4.0		1.7		20	1
Residential mortgage-backed	288.6	—	*	5.8		—	*	124	2
Commercial mortgage-backed	59.2	—		0.1		—		11	—
Other asset-backed	44.9	2.2		1.1		0.6		14	2
Total	$3,026.0	$61.9		$99.0		$13.8		598	15
* Less than $0.1.

Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2015 and 2014, the Company had no new troubled debt restructurings for private placement or commercial mortgage loans.

As of December 31, 2015 the Company held 8 commercial mortgage troubled debt restructured loans with a carrying value of $5.9. These 8 commercial mortgage loans were restructured in August 2013 with a pre-modification and post modification carrying value of $18.6. These loans represent what remains of an initial portfolio of 20 restructures with a pre-modification and post modification carrying value of $39.4. This portfolio of loans is comprised of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2015, these loans have repaid $33.5 in principal.

As of December 31, 2015 and 2014, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2015			December 31, 2014
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$10.7	$3,719.6	$3,730.3	$32.4	$3,481.7	$3,514.1
Collective valuation allowance for losses	N/A	(1.2)	(1.2)	N/A	(1.1)	(1.1)
Total net commercial mortgage loans	$10.7	$3,718.4	$3,729.1	$32.4	$3,480.6	$3,513.0
N/A - Not Applicable

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2015 and 2014.

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2015	December 31, 2014
Collective valuation allowance for losses, balance at January 1	$1.1	$1.2
Addition to (reduction of) allowance for losses	0.1	(0.1)
Collective valuation allowance for losses, end of period	$1.2	$1.1

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2015	December 31, 2014
Impaired loans without allowances for losses	$10.7	$32.4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$10.7	$32.4
Unpaid principal balance of impaired loans	$12.2	$33.9

As of December 31, 2015 and 2014 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2015	December 31, 2014
Troubled debt restructured loans	$5.9	$27.3

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2015 and 2014.

There were two loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2015, with a total amortized cost of $1.0. There were no loans in arrears, with respect to principal and interest as of December 31, 2014.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Impaired loans, average investment during the period (amortized cost)(1)	$21.6	$37.6	$24.2
Interest income recognized on impaired loans, on an accrual basis(1)	1.2	2.2	1.4
Interest income recognized on impaired loans, on a cash basis(1)	1.3	2.1	1.4
Interest income recognized on troubled debt restructured loans, on an accrual basis	0.8	1.8	1.0
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2015 (1)	December 31, 2014 (1)
Loan-to-Value Ratio:
0% - 50%	$395.1	$411.0
>50% - 60%	969.4	824.1
>60% - 70%	2,158.2	2,107.9
>70% - 80%	204.8	159.7
>80% and above	2.8	11.4
Total Commercial mortgage loans	$3,730.3	$3,514.1
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2015 (1)	December 31, 2014 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,957.7	$2,600.1
>1.25x - 1.5x	494.5	520.0
>1.0x - 1.25x	208.6	258.7
Less than 1.0x	38.6	131.3
Commercial mortgage loans secured by land or construction loans	30.9	4.0
Total Commercial mortgage loans	$3,730.3	$3,514.1
(1) Balances do not include collective valuation allowance for losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2015 (1)		December 31, 2014 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$867.5	23.3%	$802.6	22.8%
South Atlantic	857.3	23.0%	746.5	21.2%
Middle Atlantic	556.1	14.9%	505.8	14.4%
West South Central	414.8	11.1%	448.4	12.8%
Mountain	304.1	8.2%	274.0	7.8%
East North Central	380.8	10.2%	355.3	10.1%
New England	81.4	2.2%	74.8	2.1%
West North Central	208.6	5.6%	219.6	6.3%
East South Central	59.7	1.5%	87.1	2.5%
Total Commercial mortgage loans	$3,730.3	100.0%	$3,514.1	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2015 (1)		December 31, 2014 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,330.8	35.7%	$1,236.4	35.2%
Industrial	741.3	19.9%	796.8	22.7%
Apartments	630.4	16.9%	550.6	15.7%
Office	586.3	15.7%	443.1	12.6%
Hotel/Motel	177.6	4.7%	149.7	4.2%
Mixed Use	47.1	1.3%	142.8	4.1%
Other	216.8	5.8%	194.7	5.5%
Total Commercial mortgage loans	$3,730.3	100.0%	$3,514.1	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2015 (1)	December 31, 2014 (1)
Year of Origination:
2015	$745.3	$—
2014	558.0	580.0
2013	709.2	758.8
2012	748.2	854.5
2011	553.2	674.4
2010	48.4	66.0
2009 and prior	368.0	580.4
Total Commercial mortgage loans	$3,730.3	$3,514.1
(1) Balances do not include collective valuation allowance for losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2015		2014			2013
	Impairment	No. of Securities	Impairment		No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$8.5	8	$1.7		3	$—	—
Foreign corporate public securities and foreign governments(1)	34.2	9	3.7		7	1.8	1
Foreign corporate private securities(1)	0.7	1	—		—	—	—
Residential mortgage-backed	2.4	26	1.6		26	3.4	35
Commercial mortgage-backed	—	—	0.1		2	0.3	3
Other asset-backed	0.1	1	—	*	1	0.3	2
Equity securities	—	—	—		—	0.1	1
Total	$45.9	45	$7.1		39	$5.9	42
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

The above tables include $3.8, $1.6 and $4.8 of write-downs related to credit impairments for the years ended December 31, 2015, 2014 and 2013, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $42.1, $5.5 and $1.1 in write-downs for the years ended December 31, 2015, 2014 and 2013, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2015		2014		2013
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$8.5	7	$1.6	3	$—	—
Foreign corporate public securities and foreign governments(1)	32.5	8	3.7	7	—	—
Foreign corporate private securities(1)	—	—	—	—	—	—
Residential mortgage-backed	1.1	5	0.1	3	0.8	6
Commercial mortgage-backed	—	—	0.1	2	0.3	3
Other asset-backed	—	—	—	—	—	—
Equity securities	—	—	—	—	—	—
Total	$42.1	20	$5.5	15	$1.1	9
(1) Primarily U.S. dollar denominated.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Balance at January 1	$22.4	$28.0	$28.4
Additional credit impairments:
On securities not previously impaired	—	0.7	1.1
On securities previously impaired	1.3	0.9	1.8
Reductions:
Increase in cash flows	0.2	0.6	—
Securities sold, matured, prepaid or paid down	4.2	6.6	3.3
Balance at December 31	$19.3	$22.4	$28.0

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Fixed maturities	$1,230.0	$1,216.3	$1,199.4
Equity securities, available-for-sale	4.2	7.1	2.8
Mortgage loans on real estate	194.6	172.7	157.1
Policy loans	12.0	13.3	13.1
Short-term investments and cash equivalents	0.6	0.5	0.9
Other	21.9	30.6	42.6
Gross investment income	1,463.3	1,440.5	1,415.9
Less: investment expenses	53.5	51.1	48.9
Net investment income	$1,409.8	$1,389.4	$1,367.0

As of December 31, 2015, the Company had $1.1 of investments in fixed maturities that did not produce net investment income. As of December 31, 2014, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Fixed maturities, available-for-sale, including securities pledged	$(65.2)	$(14.7)	$0.3
Fixed maturities, at fair value option	(141.2)	(74.6)	(151.5)
Equity securities, available-for-sale	(0.3)	1.3	0.1
Derivatives	(13.7)	50.6	(72.1)
Embedded derivatives - fixed maturities	(4.4)	(1.2)	(24.7)
Guaranteed benefit derivatives	(52.4)	(101.2)	105.5
Other investments	—	0.2	0.2
Net realized capital gains (losses)	$(277.2)	$(139.6)	$(142.2)
After-tax net realized capital gains (losses)	$(180.2)	$(90.7)	$(160.0)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Proceeds on sales	$1,835.4	$1,616.3	$1,830.0
Gross gains	24.6	24.4	23.8
Gross losses	48.7	35.2	22.1

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To-Be-Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company also uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2015			December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$285.3	$60.1	$—	$513.3	$104.4	$—
Foreign exchange contracts	51.2	10.7	—	51.2	7.7	—
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	25,309.1	362.3	104.0	27,632.9	432.8	209.2
Foreign exchange contracts	144.6	13.9	10.7	130.1	10.6	7.7
Equity contracts	15.9	—	0.1	14.0	—	0.1
Credit contracts	407.5	3.3	0.3	384.0	6.5	—
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	23.4	—	N/A	27.8	—
Within products	N/A	—	184.1	N/A	—	129.2
Within reinsurance agreements	N/A	—	(71.6)	N/A	—	(13.0)
Managed custody guarantees	N/A	—	0.3	N/A	—	—
Total		$473.7	$227.9		$589.8	$333.2

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is through the fourth quarter of 2016.

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2015 and 2014. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$407.5	$3.3	$0.3
Foreign exchange contracts	195.8	24.6	10.7
Interest rate contracts	22,965.5	422.4	103.4
		450.3	114.4
Counterparty netting(1)		(111.7)	(111.7)
Cash collateral netting(1)		(298.0)	(0.3)
Securities collateral netting(1)		(11.0)	(2.4)
Net receivables/payables		$29.6	$—
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$384.0	$6.5	$—
Foreign exchange contracts	181.3	18.3	7.7
Interest rate contracts	28,146.2	537.2	209.2
		562.0	216.9
Counterparty netting(1)		(216.2)	(216.2)
Cash collateral netting(1)		(291.5)	—
Securities collateral netting(1)		(6.6)	—
Net receivables/payables		$47.7	$0.7
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2015, the Company held $120.3 and $179.5 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2014, the Company held $161.5 and $130.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2015, the Company delivered $70.3 of securities and held $11.1 of securities as collateral. As of December 31, 2014, the Company delivered $60.4 of securities and held $6.6 of securities as collateral.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.7	$0.2	$0.2
Foreign exchange contracts	0.6	0.5	0.1
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(16.1)	41.0	(92.8)
Foreign exchange contracts	1.3	4.8	10.0
Equity contracts	(0.7)	1.8	3.4
Credit contracts	0.5	2.3	7.0
Embedded derivatives:
Within fixed maturity investments(2)	(4.4)	(1.2)	(24.7)
Within products(2)	(52.3)	(101.4)	105.3
Within reinsurance agreements(3)	58.5	(41.0)	54.0
Managed custody guarantees(2)	(0.1)	0.2	0.2
Total	$(12.0)	$(92.8)	$62.7
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2015, 2014 and 2013, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2015, the fair value of credit default swaps of $3.3 and $0.3 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2014, the fair value of credit default swaps of $6.5 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2015 and 2014, the maximum potential future exposure to the Company was $384.0 on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$660.4	$61.0	$—	$721.4
U.S. Government agencies and authorities	—	4.3	—	4.3
State, municipalities and political subdivisions	—	595.8	—	595.8
U.S. corporate public securities	—	9,598.2	2.3	9,600.5
U.S. corporate private securities	—	1,963.5	396.4	2,359.9
Foreign corporate public securities and foreign governments(1)	—	2,811.7	0.5	2,812.2
Foreign corporate private securities (1)	—	2,553.3	158.1	2,711.4
Residential mortgage-backed securities	—	1,901.0	28.2	1,929.2
Commercial mortgage-backed securities	—	1,262.3	12.6	1,274.9
Other asset-backed securities	—	236.1	13.1	249.2
Total fixed maturities, including securities pledged	660.4	20,987.2	611.2	22,258.8
Equity securities, available-for-sale	83.8	—	47.5	131.3
Derivatives:
Interest rate contracts	—	422.4	—	422.4
Foreign exchange contracts	—	24.6	—	24.6
Equity contracts	—	—	—	—
Credit contracts	—	3.3	—	3.3
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	902.6	—	—	902.6
Assets held in separate accounts	54,283.0	4,623.6	4.0	58,910.6
Total assets	$55,929.8	$26,061.1	$662.7	$82,653.6
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$23.1	$23.1
Stabilizer and MCGs	—	—	161.3	161.3
Other derivatives:
Interest rate contracts	0.6	103.4	—	104.0
Foreign exchange contracts	—	10.7	—	10.7
Equity contracts	0.1	—	—	0.1
Credit contracts	—	0.3	—	0.3
Embedded derivative on reinsurance	—	(71.6)	—	(71.6)
Total liabilities	$0.7	$42.8	$184.4	$227.9
(1) Primarily U.S. dollar denominated.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$712.9	$60.2	$—	$773.1
U.S. Government agencies and authorities	—	46.6	—	46.6
State, municipalities and political subdivisions	—	277.2	—	277.2
U.S. corporate public securities	—	9,049.3	19.3	9,068.6
U.S. corporate private securities	—	1,795.9	355.5	2,151.4
Foreign corporate public securities and foreign governments(1)	—	2,887.1	—	2,887.1
Foreign corporate private securities (1)	—	2,725.1	165.7	2,890.8
Residential mortgage-backed securities	—	2,026.1	17.3	2,043.4
Commercial mortgage-backed securities	—	1,059.0	19.0	1,078.0
Other asset-backed securities	—	398.0	2.4	400.4
Total fixed maturities, including securities pledged	712.9	20,324.5	579.2	21,616.6
Equity securities, available-for-sale	85.3	—	36.6	121.9
Derivatives:
Interest rate contracts	—	537.2	—	537.2
Foreign exchange contracts	—	18.3	—	18.3
Equity contracts	—	—	—	—
Credit contracts	—	6.5	—	6.5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,046.6	—	1.5	1,048.1
Assets held in separate accounts	57,492.6	5,313.1	2.4	62,808.1
Total assets	$59,337.4	$26,199.6	$619.7	$86,156.7
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$26.3	$26.3
Stabilizer and MCGs	—	—	102.9	102.9
Other derivatives:
Interest rate contracts	—	209.2	—	209.2
Foreign exchange contracts	—	7.7	—	7.7
Equity contracts	0.1	—	—	0.1
Credit contracts	—	—	—	—
Embedded derivative on reinsurance	—	(13.0)	—	(13.0)
Total liabilities	$0.1	$203.9	$129.2	$333.2
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. Government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities, and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes. As of December 31, 2015, $597.3 and $17.0 billion of a total fair value of $22.3 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2014, $537.1 and $16.4 billion of a total fair value of $21.6 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents exit price for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.The remaining derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2015 and 2014. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2015
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
U.S. Corporate public securities	19.3	—	(0.2)	—	—	—	(0.8)	—	(16.0)	2.3	—
U.S. Corporate private securities	355.5	(0.1)	(14.8)	138.0	—	(2.5)	(91.0)	11.3	—	396.4	(0.2)
Foreign corporate public securities and foreign governments(1)	—	(1.7)	(0.1)	—	—	—	(2.1)	4.4	—	0.5	(1.7)
Foreign corporate private securities(1)	165.7	(0.5)	(1.8)	1.8	—	—	(33.8)	26.7	—	158.1	(0.7)
Residential mortgage-backed securities	17.3	(4.0)	(1.5)	9.8	—	—	—	6.6	—	28.2	(4.0)
Commercial mortgage-backed securities	19.0	—	(0.1)	14.8	—	—	(2.1)	—	(19.0)	12.6	—
Other asset-backed securities	2.4	—	—	12.4	—	—	(0.8)	5.3	(6.2)	13.1	—
Total fixed maturities, including securities pledged	579.2	(6.3)	(18.5)	176.8	—	(2.5)	(130.6)	54.3	(41.2)	611.2	(6.6)
Equity securities, available-for-sale	36.6	—	0.6	10.3	—	—	—	—	—	47.5	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(102.9)	(53.7)	—	—	(4.7)	—	—	—	—	(161.3)	—
FIA(2)	(26.3)	1.3	—	—	(0.1)	—	2.0	—	—	(23.1)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1.5	—	—	—	—	—	(1.5)	—	—	—	—
Assets held in separate accounts(5)	2.4	(0.1)	—	4.1	—	(0.1)	—	—	(2.3)	4.0	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2014
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. government agencies and authorities	$5.1	$—	$—	$—	$—	$—	$—	$—	$(5.1)	$—	$—
U.S. Corporate public securities	39.3	0.1	(0.7)	1.0	—	—	(20.4)	—	—	19.3	0.1
U.S. Corporate private securities	106.0	(0.1)	(1.0)	99.2	—	—	—	151.4	—	355.5	(0.1)
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	42.8	0.1	(2.0)	56.3	—	—	(1.2)	83.0	(13.3)	165.7	0.1
Residential mortgage-backed securities	23.7	(1.1)	0.2	7.0	—	—	—	—	(12.5)	17.3	(1.1)
Commercial mortgage-backed securities	—	—	—	19.0	—	—	—	—	—	19.0	—
Other asset-backed securities	17.7	1.2	(0.9)	—	—	—	(10.1)	—	(5.5)	2.4	—
Total fixed maturities, including securities pledged	234.6	0.2	(4.4)	182.5	—	—	(31.7)	234.4	(36.4)	579.2	(1.0)
Equity securities, available-for-sale	35.9	—	0.7	—	—	—	—		—	36.6	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	—	(98.2)	—	—	(4.7)	—	—	—	—	(102.9)	—
FIA(2)	(23.1)	(3.0)	—	—	(0.2)	—	—	—	—	(26.3)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	—	1.5	—	—	—	—	—	1.5	—
Assets held in separate accounts(5)	13.1	0.1	—	1.3	—	(4.4)	—	0.2	(7.9)	2.4	(0.1)

(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2015 and 2014, the transfers in and out of Level 3 for fixed maturities and equity securities, as well as separate accounts, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2015:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 7.3%
Nonperformance risk	0.23% to 1.3%		0.23% to 1.3%
Actuarial Assumptions:
Partial Withdrawals	0.4% to 3.2%		—
Lapses	0% to 45%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	90%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	10%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2014:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 7.6%
Nonperformance risk	0.13% to 1.1%		0.13% to 1.1%
Actuarial Assumptions:
Partial Withdrawals	0.4% to 3.2%		—
Lapses	0% to 45%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 65%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-45%	0-15%
Stabilizer with Recordkeeping Agreements	13%	0-50%	0-25%	0-65%	0-25%
Aggregate of all plans	100%	0-50%	0-25%	0-65%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$22,258.8	$22,258.8	$21,616.6	$21,616.6
Equity securities, available-for-sale	131.3	131.3	121.9	121.9
Mortgage loans on real estate	3,729.1	3,881.1	3,513.0	3,680.6
Policy loans	229.8	229.8	239.1	239.1
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	902.6	902.5	1,048.1	1,048.1
Derivatives	450.3	450.3	562.0	562.0
Notes receivable from affiliates	175.0	208.4	175.0	216.7
Assets held in separate accounts	58,910.6	58,910.6	62,808.1	62,808.1
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	22,979.4	27,612.3	21,503.3	26,023.3
Supplementary contracts, immediate annuities and other	411.8	479.2	442.4	546.3
Deposit liabilities	194.8	194.8	201.1	201.1
Derivatives:
Guaranteed benefit derivatives:
FIA	23.1	23.1	26.3	26.3
Stabilizer and MCGs	161.3	161.3	102.9	102.9
Other derivatives	115.1	115.1	217.0	217.0
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(71.6)	(71.6)	(13.0)	(13.0)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Deposit liabilities: Fair value is estimated based on the fair value of the liabilities for the underlying contracts and are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s long-term debt is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk. Long-term debt is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA	Total
Balance at January 1, 2013	$296.5	$381.4	$677.9
Deferrals of commissions and expenses	71.3	7.2	78.5
Amortization:
Amortization	(69.7)	(83.6)	(153.3)
Interest accrued(1)	34.0	61.0	95.0
Net amortization included in the Consolidated Statements of Operations	(35.7)	(22.6)	(58.3)
Change in unrealized capital gains/losses on available-for-sale securities	144.1	330.6	474.7
Balance as of December 31, 2013	476.2	696.6	1,172.8
Deferrals of commissions and expenses	69.8	6.9	76.7
Amortization:
Amortization	(91.0)	(113.3)	(204.3)
Interest accrued(1)	35.9	59.2	95.1
Net amortization included in the Consolidated Statements of Operations	(55.1)	(54.1)	(109.2)
Change in unrealized capital gains/losses on available-for-sale securities	(94.4)	(122.6)	(217.0)
Balance as of December 31, 2014	396.5	526.8	923.3
Deferrals of commissions and expenses	76.9	5.8	82.7
Amortization:
Amortization	(106.8)	(117.9)	(224.7)
Interest accrued(1)	36.2	55.9	92.1
Net amortization included in the Consolidated Statements of Operations	(70.6)	(62.0)	(132.6)
Change in unrealized capital gains/losses on available-for-sale securities	117.6	238.1	355.7
Balance as of December 31, 2015	$520.4	$708.7	$1,229.1

(1)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2015 and 2014 and 1.0% to 7.0% during 2013.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2016	$56.2
2017	40.4
2018	36.2
2019	33.2
2020	30.0

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2015, the account value for the separate account contracts with guaranteed minimum benefits was $36.9 billion. The additional liability recognized related to minimum guarantees was $171.6. As of December 31, 2014, the account value for the separate account contracts with guaranteed minimum benefits was $39.0 billion. The additional liability recognized related to minimum guarantees was $111.5.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2015 and 2014 was $7.8 billion and $9.3 billion, respectively.

7.    Reinsurance

At December 31, 2015, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2015, the Company had agreements with two of its affiliates, Langhorne I, LLC, and Security Life of Denver International ("SLDI"), which are accounted for under the deposit method of accounting, for which the deposit receivable was $91.0 and $93.9 at December 31, 2015 and 2014, respectively. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2015 and 2014, the Company had $1.8 billion and $1.9 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $8.4 and $9.7 were maintained for this contract as of December 31, 2015 and 2014, respectively.

Reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2015	2014
Reserves ceded and claims recoverable	$1,837.2	$1,927.8
Other	1.6	1.7
Total	$1,838.8	$1,929.5

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Premiums:
Direct premiums	$657.2	$88.9	$37.4
Reinsurance assumed	—	0.1	0.1
Reinsurance ceded	(0.1)	(0.2)	(0.2)
Net premiums	$657.1	$88.8	$37.3

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2015, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $321.0, $231.0 of which was paid on May 20, 2015 and $90.0 of which was paid on December 23, 2015. During the year ended December 31, 2014, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $371.0, $281.0 of which was paid on May 19, 2014 and $90.0 of which was paid on December 22, 2014. On December 23, 2015 and December 9, 2014, VFP paid a $115.0 and $95.0 dividend, respectively, to VRIAC, its parent. During the year ended December 31, 2015, DSL did not pay any dividends to VRIAC, its parent. On October 3, 2014, DSL paid a $30.0 dividend to VRIAC.

During the years ended December 31, 2015 and 2014, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $317.5, $321.7 and $175.2, for the years ended December 31, 2015, 2014 and 2013, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2015 and 2014.

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2015	2014	2013
Fixed maturities, net of OTTI	$438.0	$1,553.7	$820.9
Equity securities, available-for-sale	14.6	14.5	15.5
Derivatives	208.3	202.6	133.0
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(196.4)	(552.4)	(335.3)
Premium deficiency reserve adjustment	(66.5)	(129.8)	(82.4)
Unrealized capital gains (losses), before tax	398.0	1,088.6	551.7
Deferred income tax asset (liability)	(18.1)	(255.5)	(66.1)
Unrealized capital gains (losses), after tax	379.9	833.1	485.6
Pension and other postretirement benefits liability, net of tax	6.9	8.4	9.8
AOCI	$386.8	$841.5	$495.4

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2015
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,183.7)		$410.0	$(773.7)
Equity securities	(0.2)		0.1	(0.1)
OTTI	2.8		(1.0)	1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	65.5		(22.9)	42.6
DAC/VOBA and Sales inducements	356.0	(1)	(124.6)	231.4
Premium deficiency reserve adjustment	63.3		(22.2)	41.1
Change in unrealized gains/losses on available-for-sale securities	(696.3)		239.4	(456.9)

Derivatives:
Derivatives	19.7	(2)	(6.9)	12.8
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(14.0)		4.9	(9.1)
Change in unrealized gains/losses on derivatives	5.7		(2.0)	3.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.3)	(3)	0.8	(1.5)
Change in pension and other postretirement benefits liability	(2.3)		0.8	(1.5)
Change in Other comprehensive income (loss)	$(692.9)		$238.2	$(454.7)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$713.0		$(251.0)	$462.0
Equity securities	(1.3)		0.5	(0.8)
OTTI	5.1		(1.8)	3.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	15.0		(5.3)	9.7
DAC/VOBA and Sales inducements	(217.1)	(1)	76.0	(141.1)
Premium deficiency reserve adjustment	(47.4)		16.6	(30.8)
Change in unrealized gains/losses on available-for-sale securities	467.3		(165.0)	302.3

Derivatives:
Derivatives	77.0	(2)	(27.0)	50.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(7.4)		2.6	(4.8)
Change in unrealized gains/losses on derivatives	69.6		(24.4)	45.2

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8	(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8	(1.4)
Change in Other comprehensive income (loss)	$534.7		$(188.6)	$346.1
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,372.1)		$542.1	(4)	$(830.0)
Equity securities	2.0		(0.7)		1.3
OTTI	2.7		(0.9)		1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(0.6)		0.2		(0.4)
DAC/VOBA and Sales inducements	475.3	(1)	(166.4)		308.9
Premium deficiency reserve adjustment	70.2		(24.6)		45.6
Change in unrealized gains/losses on available-for-sale securities	(822.5)		349.7		(472.8)

Derivatives:
Derivatives	(79.5)	(2)	27.9		(51.6)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(2.7)		0.9		(1.8)
Change in unrealized gains/losses on derivatives	(82.2)		28.8		(53.4)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8		(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8		(1.4)
Change in Other comprehensive income (loss)	$(906.9)		$379.3		$(527.6)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $67.6 valuation allowance. See the Income Taxes Note to these Consolidated Financial Statements for additional information.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Current tax expense (benefit):
Federal	$54.1	$85.7	$144.6
Total current tax expense (benefit)	54.1	85.7	144.6
Deferred tax expense (benefit):
Federal	(1.3)	(11.2)	62.4
Total deferred tax expense (benefit)	(1.3)	(11.2)	62.4
Total income tax expense (benefit)	$52.8	$74.5	$207.0

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Income (loss) before income taxes	$226.0	$306.2	$490.5
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	79.1	107.2	171.7
Tax effect of:
Dividends received deduction	(23.7)	(30.7)	(26.6)
Valuation allowance	(3.6)	(0.4)	67.6
Audit settlements	(0.1)	(0.1)	(0.3)
Tax Credit	3.6	0.4	—
Other	(2.5)	(1.9)	(5.4)
Income tax expense (benefit)	$52.8	$74.5	$207.0
Effective tax rate	23.4%	24.3%	42.2%

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2015	2014
Deferred tax assets
Insurance reserves	$197.1	$219.1
Investments	197.9	190.8
Compensation and benefit	69.6	83.1
Other assets	8.6	7.4
Total gross assets before valuation allowance	473.2	500.4
Less: Valuation allowance	7.1	10.7
Assets, net of valuation allowance	466.1	489.7

Deferred tax liabilities
Net unrealized investment (gains) losses	(208.0)	(573.0)
Deferred policy acquisition costs	(391.1)	(284.2)
Total gross liabilities	(599.1)	(857.2)
Net deferred income tax asset (liability)	$(133.0)	$(367.5)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2015 and December 31, 2014, the Company had total valuation allowances of approximately $7.1 and $10.7, respectively. As of December 31, 2015 and December 31, 2014, $126.4 and $130.0, respectively, of these valuation allowances were allocated to continuing operations, and $(119.3), as of the end of each period, was allocated to Other comprehensive income related to realized and unrealized capital losses.

For the years ended December 31, 2015 and 2014, the decreases in the valuation allowance were $3.6 and $0.4, respectively, all of which were allocated to continuing operations. For the year ended, December 31, 2013, there was no net change in the valuation allowance, but the valuation allowance allocated to continuing operations increased $67.6 and the valuation allowance allocated to Other comprehensive income decreased $67.6.

Tax Sharing Agreement

The Company had a receivable from Voya Financial, Inc. of $10.5 as of December 31, 2015 and a receivable from Voya Financial, Inc. of $10.1 as of December 31, 2014, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. Also, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial, Inc. would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial, Inc., will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2015 and 2014.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2015 and 2014.

Tax Regulatory Matters

During April 2015, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2013. The 2013 audit settlement did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2014 will be finalized within the next twelve months. Voya Financial, Inc. (including the Company) and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2014 through 2016.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company. For participants in the Retirement Plan as of December 31, 2011, there was a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula which ended December 31, 2013.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $6.0, $6.2 and $6.5 for the years ended December 31, 2015, 2014 and 2013, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.8, $10.6 and $10.8, for the years ended December 31, 2015, 2014 and 2013, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014
Change in benefit obligation:
Benefit obligation, January 1	$96.6	$84.1
Interest cost	4.1	4.0
Benefits paid	(5.3)	(4.8)
Actuarial (gains) losses on obligation	(7.3)	13.3
Benefit obligation, December 31	$88.1	$96.6

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Accrued benefit cost	$(88.1)	$(96.6)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(3.7)	(4.9)
Net amount recognized	$(91.8)	$(101.5)

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2015 and 2014 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2015	2014
Discount rate	4.81%	4.36%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.81% was the appropriate discount rate as of December 31, 2015, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2015	2014	2013
Discount rate	4.36%	4.95%	4.05%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Interest cost	$4.1	$4.0	$3.8
Amortization of prior service cost (credit)	(1.2)	(1.2)	(1.2)
Net (gain) loss recognition	(7.3)	13.3	(9.1)
Net periodic (benefit) cost	$(4.4)	$16.1	$(6.5)

Cash Flows

In 2016, the Company is expected to contribute $5.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2016 through 2020 and thereafter through 2025, are estimated to be $5.5, $5.6, $5.7, $5.6, $6.0 and $27.9, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 through 2015. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from Voya Financial, Inc. and ING Group of $22.0, $25.1 and $17.0 for the years ended December 31, 2015, 2014 and 2013, respectively.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company recognized tax benefits of $7.7, $8.6 and $6.0 in 2015, 2014 and 2013, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial, Inc. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The Voya Financial, Inc. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2015, 2014 and 2013, were $12.5, $12.8 and $11.3, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned VRIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.0%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, VRIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if VRIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to VRIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if VRIAC and its Voya affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. VRIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, Voya Services Company. In November 2012, VRIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2015 and 2014, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2015, 2014 and 2013, rent expense for leases was $4.1, $3.8 and $4.0, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2015 and 2014, the Company had off-balance sheet commitments to acquire mortgage loans of $221.0 and $194.6, respectively, and purchase limited partnerships and private placement investments of $330.4 and $139.4, respectively.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2015	2014
Other fixed maturities-state deposits	$13.5	$13.5
Securities pledged(1)	249.2	235.3
Total restricted assets	$262.7	$248.8
(1) Includes the fair value of loaned securities of $178.9 and $174.9 as of December 31, 2015 and 2014, respectively. In addition, as of December 31, 2015 and 2014, the Company delivered securities as collateral of $70.3 and $60.4, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2015, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred in the amounts of $51.5, $50.2 and $48.5, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred in the amounts of $235.1, $197.7 and $187.1, respectively.

•
Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002, December 31, 2007 and October 1, 2008. For the years ended December 31, 2015, 2014 and 2013, net expenses related to the agreement were incurred in the amount of $26.7, $26.9 and $22.6, respectively.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Service agreement with Voya Institutional Plan Services, LLC ("VIPS") effective November 30, 2008 pursuant to which VIPS provides record-keeper services to certain benefit plan clients of VRIAC. For the years ended December 31, 2015, 2014 and 2013, VRIAC's net earnings related to the agreement were in the amount of $7.5, $8.1 and $8.2, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2015, 2014 and 2013, revenue under the VIM intercompany agreement was $35.0, $31.9 and $30.5, respectively.

•
Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, Inc.("VFA"), an affiliate of VRIAC.  For the years ended December 31, 2015, 2014 and 2013 commission expenses incurred by VRIAC were $74.0, $71.6 and $71.1, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2015, 2014 and 2013, commissions were collected in the amount of $229.7, $244.9 and $242.1, respectively. Such commissions are, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred under these intercompany agreements in the aggregate amount of $206.5, $231.5 and $230.5, respectively.

•
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred under this service agreement in the amount of $2.8, $3.3 and $3.4, respectively.

•
Administrative and advisory services agreements with Voya Investments, LLC and VIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of Voya Investors Trust. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred in the amounts of $67.8, $45.5 and $34.0, respectively.

Reinsurance Agreements

The Company has entered into the following agreements that were accounted for under the deposit method with two of its affiliates. As of December 31, 2015 and 2014, the Company had deposit assets of $91.0 and $93.9, respectively, and deposit liabilities of $194.8 and $201.1, respectively, related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC, an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed Custody Guarantee business.

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York will be

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%.

Investment Advisory and Other Fees

Effective January 1, 2007, VRIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. VRIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay VRIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $258.9, $210.4 and $152.4 (excludes fees paid to Voya Investment Management Co. LLC) in 2015, 2014 and 2013, respectively.

DSL has been retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earns a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL has entered into an administrative services subcontract with Voya Investments, LLC, an affiliate, pursuant to which Voya Investments, LLC, provides certain management, administrative and other services to Voya Investors Trust and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2015, 2014 and 2013, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $379.7, $414.3 and $418.2, respectively. At December 31, 2015 and 2014, DSL had $30.1 and $33.0, respectively, receivable from Voya Investors Trust under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2016, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2015 and 2014, interest on any borrowing by either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities. During the year ended December 31, 2013, interest on any Company borrowing was charged at the rate of Voya Financial, Inc.'s cost of funds for the interest period, plus 0.15%. During the year ended December 31, 2013, interest on any Voya Financial, Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred $0.1 interest expense for the year ended December 31, 2015. The Company incurred immaterial interest expense for the year ended December 31, 2014 and no interest expense for the year ended December 31, 2013. The Company earned interest income of $0.8 and $0.4 for the years ended December 31, 2015 and 2014, respectively. The Company earned no interest income for the year ended December 31, 2013. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Consolidated Statements of Operations.  As of December 31, 2015 and 2014, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for the years ended December 31, 2015, 2014 and 2013.

C-73

Form No. SAI.167182-16	VRIAC Ed. June 2016

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Included in Part B:
Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2015
		-	Statements of Operations for the year ended December 31, 2015
		-	Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014
		-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2015 and 2014
		-	Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013
Consolidated Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2015, 2014 and 2013
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013
		-	Notes to Consolidated Financial Statements

	(b)	Exhibits
(1)

Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 33-75986, as filed on April 22, 1996.)

		(2)	Not Applicable.
		(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 22, 1996.)
(3.2)

Distribution Agreement between ING Life Insurance and Annuity Company on behalf of Variable Annuity Account B and Directed Services, LLC, dated December 2, 2009 (Incorporated herein by reference to Pre-effective Amendment No. 1 to Registration Statement on Form S-1, File No. 333-162140, as filed on December 31, 2009).

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING Life Insurance and Annuity Company  • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC). (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4, File No. 333-167680, as filed on April 9, 2014).

(3.5)

Amendment No. 3 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC). (Incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, File No. 333-167182, as filed on April 21, 2015).

(3.6)

Amendment No. 4 to the Intercompany Agreement effective May 1, 2015 to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC (DSL) and Voya Retirement Insurance and Annuity Company ( VR IAC).

(3. 7 )

Amendment No. 5 to the Intercompany Agreement effective March 1, 2016 to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC).

(3.8)

Intercompany Agreement dated December 22, 2010 between ING Investment Management LLC and ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-167680, as filed on February 11, 2011.)

(3.9)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) and ING Life Insurance and Annuity Company (ILIAC). (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4, File No. 333-167680, as filed on April 9, 2014).

(3. 10 )

Amendment No. 4 to the Intercompany Agreement dated effective March 1, 2016 to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) .

(4.1)

Single Premium Deferred Individual Variable Annuity Contract with Minimum Guaranteed Withdrawal Benefit (ICC12-IL-IA-4030) (11/13/2013). (Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No. 333-167182, as filed on April 23, 2014).

(4.2)

Individual Retirement Annuity Endorsement (ICC12 IL-RA-4031) (02/2013). (Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B filed with the Securities and Exchange commission on July 1, 2013 (File Nos. 333-167182, 811-02512).

(4.3)

Roth Individual Retirement Annuity Endorsement (ICC12 IL-RA-4032) (02/2013), (Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B filed with the Securities and Exchange commission on July 1, 2013 (File Nos. 333-167182, 811-02512).

(5.1)

Single Premium Deferred Individual Variable Annuity Application, (ICC12 155953) (12/10/2012). (Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B filed with the Securities and Exchange commission on July 1, 2013 (File Nos. 333-167182, 811-02512).

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company. (Incorporated herein by reference to ING Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-23376, as filed on March 31, 2008.)

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on March 31, 2008.)

(7)	Not Applicable.

(8.1)

Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)

(8.2)

Amendment dated November 9, 1998, to Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-4, File No. 333-56297, as filed on December 14, 1998.)

(8.3)

Second Amendment dated December 31, 1999, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-4, File No. 333-01107, as filed on February 16, 2000.)

(8.4)

Third Amendment dated February 11, 2000, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, and December 31, 1999, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.5)

Fourth Amendment dated May 1, 2000 , to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, and February 11, 2000, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.6)

Fifth Amendment dated February 27, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11, 2000, and May 1, 2000, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4, File No. 333-01107, as filed on April 13, 2001.)

(8.7)

Sixth Amendment dated as of June 19, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 , and February 27, 2001, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-4, File No. 33-75988, as filed on April 13, 2004.)

(8.8)

Service Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)

(8.9)

Amendment dated November 4, 1998, and effective as of October 15, 1998, to Service Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)

(8.10)

Second Amendment dated February 11, 2000, to Service Agreement effective as of May 1, 1998, and amended on November 4, 1998, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.11)

Third Amendment dated May 1, 2000 , to Service Agreement effective as of May 1, 1998, and amended on November 4, 1998, and February 11, 2000, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.12)

Fourth Amendment dated as of June 26, 2001, to Service Agreement effective as of May 1, 1998, and amended on November 4, 1998, February 11, 2000, and May 1, 2000, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 033-75988, as filed on April 13, 2004.)

(8.13)

Fund Participation Agreement dated April 30, 2003, among ING Life Insurance and Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and Directed Services, Inc. (Incorporated herein by reference to Post-effective Amendment No. 54 to Registration Statement on Form N-1A, File No. 033-23512, as filed on August 1, 2003.)

(8.14)

Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc. (Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), a filed on November 21, 2006.)

(8.15)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4, File No. 033-75962, as filed on June 15, 2007.)

(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Authorization for Signatures. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney, attached.

Item 25	Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Alain M. Karaoglan	230 Park Avenue New York, NY 10169	Director
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Chetlur S. Ragavan	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith	1475 Dunwoody Drive West Chester, PA 19380	Director
Ewout L. Steenbergen	230 Park Avenue New York, NY 10169	Director, Executive Vice President, Finance
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
C. Landon Cobb, Jr.	5780 Powers Ferry Road, NW Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Joseph J. Elmy	5780 Powers Ferry Road, NW Atlanta, GA 30327-4390	Senior Vice President, Tax
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary

Name	Principal Business Address	Positions and Offices with Depositor
Heather H. Lavallee	20 Washington Avenue South Minneapolis, MN 55401	Senior Vice President
Christine L. Hurtsellers	5780 Powers Ferry Road, NW Atlanta, GA 30327-4390	Senior Vice President
Carolyn M. Johnson	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
Gilbert E. Mathis	5780 Powers Ferry Road, NW Atlanta, GA 30327-4390	Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, NW Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President, Compliance
Debra M. Bell	5780 Powers Ferry Road, NW Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kevin J. Reimer	5780 Powers Ferry Road, NW Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 333-109860), as filed with the Securities and Exchange Commission on April 7, 2016.

Item 27.	Number of Contract Owners
As of May 31, 2016, there are 0 qualified contract owners and 0 non-qualified contract owners.

Item 28.	Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter
(a)

In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by Voya Insurance and Annuity Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate Account NY-B.  Also, Directed Services LLC serves as investment advisor to Voya Investors Trust and Voya Partners, Inc.

	(b)	The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Chad J. Tope	909 Locust Street Des Moines, IA 50309	President and Director
Kristin H. Hultgren	One Orange Way Windsor, CT 06095	Chief Financial Officer
Shaun P. Mathews	One Orange Way Windsor, CT 06095	Executive Vice President
James L. Nichols, IV	One Orange Way Windsor, CT 06095	Director
Julius A. Drelick, III	7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Senior Vice President and Investment Adviser Chief Compliance Officer
Megan A. Huddleston	One Orange Way Windsor, CT 06095	Senior Vice President and Assistant Secretary
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Kimberly A. Anderson	6450 Rockside Woods Boulevard South Independence, OH 44131	Senior Vice President
Michael J. Roland	7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Senior Vice President
Stanley D. Vyner	230 Park Avenue, 13th Floor New York, NY 10169	Senior Vice President
Jean Weng	230 Park Avenue, 13th Floor New York, NY 10169	Senior Vice President and Assistant Secretary
Regina A. Gordon	One Orange Way Windsor, CT 06095	Chief Compliance Officer
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Debra M. Bell	5780 Powers Ferry Road, NW Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Sara M. Donaldson	7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Vice President
Zachary J. Dunkin	909 Locust Street Des Moines, IA 50309	Vice President
Jody I. Hrazanek	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Halvard Kvaale	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Todd R. Modic	7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Vice President
Jason W. Rausch	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, NW Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Stephen G. Sedmak	230 Park Avenue, 13th Floor New York, NY 10169	Vice President

Name	Principal Business Address	Positions and Offices with Underwriter

Kimberly K. Springer	7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Vice President
May F. Tong	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Paul L. Zemsky	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Huey P. Falgout, Jr.	7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Assistant Secretary
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

(c)	Compensation from January 1, 2015 to December 31, 2015:

Name of Principal Underwriter	2015 Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Directed Services LLC	$198,300,736	$0	$0	$0

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774 and Voya Services Company at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive, West Chester, PA 19380-1478.

Item 31.	Management Services
Not Applicable.

Item 32.	Undertakings
Registrant hereby undertakes:
(i)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(ii)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The account meets the definition of a “separate account” under federal securities law.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

The Depositor and Registrant rely on SEC regulation.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-167182) and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 24th day of June 2016.

By:	VARABLE ANNUITY ACCOUNT B
(REGISTRANT)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY (DEPOSITOR)

By:	Charles P. Nelson * Charles P. Nelson
President (Principal Executive Officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed by the following persons in the capacities indicated on June 24, 2016.

Signatures	Titles

Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

Francis G. O’Neill*	Senior Vice President and Chief Financial Officer
Francis G. O’Neill	(principal financial officer)

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

Director
Alain M. Karaoglan

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Michael S. Smith*	Director
Michael S. Smith

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

By:	/s/ J. Neil McMurdie
J. Neil McMurdie as
Attorney-in-Fact*

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #

24(b)(3.6)

Amendment No. 4 to the Intercompany Agreement effective May 1, 2015 to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC (DSL) and Voya Retirement Insurance and Annuity Company (VRIAC).

EX-99.B3.6

24(b)(3.7)

Amendment No. 5 to the Intercompany Agreement effective March 1, 2016 to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC).

EX-99.B3.7

24(b)(3.10)

Amendment No. 4 to the Intercompany Agreement dated effective March 1, 2016 to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC).

EX-99.B3.10

24(b)(9)	Opinion and Consent of Counsel	EX-99.B9

24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10

24(b)(14)	Powers of Attorney	EX-99.B14